Decline of the Retail Store ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 98.0%

REPURCHASE AGREEMENTS(a) - 98.0%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $6,775,440 (Cost $6,775,430)	6,775,430	6,775,430

Total Investments - 98.0% (Cost $6,775,430)		6,775,430
Other assets less liabilities - 2.0%		139,895
Net Assets - 100.0%		6,915,325

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(5,113,435)	11/8/2021	Goldman Sachs International	1.32%	Solactive-ProShares Bricks and Mortar Retail Store Index	(1,900,003)
(1,585,994)	1/6/2022	Societe Generale	2.35%	Solactive-ProShares Bricks and Mortar Retail Store Index	(1,018,789)
(208,194)	11/7/2022	UBS AG	0.15%	Solactive-ProShares Bricks and Mortar Retail Store Index	(7,279)
(6,907,623)					(2,926,071)
				Total Unrealized Depreciation	(2,926,071)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 91.7%

Construction & Engineering - 5.1%
Ferrovial SA	49,754	1,440,477
Vinci SA	49,019	5,260,639
		6,701,116
Diversified Telecommunication Services - 3.7%
Cellnex Telecom SA(a)	54,256	3,715,641
China Tower Corp. Ltd., Class H(a)	4,618,923	605,764
Helios Towers plc*	40,850	98,285
Infrastrutture Wireless Italiane SpA(a)	32,317	384,254
		4,803,944
Electric Utilities - 9.2%
AusNet Services Ltd.	184,363	260,975
Edison International	34,675	2,005,602
Elia Group SA/NV(b)	3,325	417,726
Eversource Energy	31,393	2,848,287
Fjordkraft Holding ASA(a)	9,581	59,287
Fortis, Inc.(b)	46,865	2,147,027
Hydro One Ltd.(a)	30,477	758,513
PG&E Corp.*	135,407	1,241,682
Red Electrica Corp. SA	43,245	862,429
Spark Infrastructure Group	169,137	348,925
Terna - Rete Elettrica Nazionale	139,780	1,105,143
		12,055,596
Equity Real Estate Investment Trusts (REITs) - 17.8%
American Tower Corp.	41,500	12,125,055
Crown Castle International Corp.	39,503	7,690,839
SBA Communications Corp.	9,997	3,588,623
		23,404,517
Gas Utilities - 10.3%
APA Group	116,127	779,866
Atmos Energy Corp.	11,885	1,158,906
Beijing Enterprises Holdings Ltd.	45,606	157,152
Brookfield Infrastructure Corp., Class A	3,057	194,425
Chesapeake Utilities Corp.	1,657	216,570
China Gas Holdings Ltd.	246,363	714,307
China Resources Gas Group Ltd.	83,580	507,233
Enagas SA	24,546	558,351
ENN Energy Holdings Ltd.	74,853	1,481,189
Hong Kong & China Gas Co. Ltd.	1,108,210	1,783,977
Italgas SpA	48,058	318,564
Kunlun Energy Co. Ltd.	388,558	411,667
National Fuel Gas Co.	8,220	425,878
Naturgy Energy Group SA	33,593	864,696
New Jersey Resources Corp.	8,676	323,962
Northwest Natural Holding Co.	2,779	142,980
ONE Gas, Inc.	4,793	344,233
Snam SpA(b)	210,359	1,242,900
Southwest Gas Holdings, Inc.	5,258	369,690
Spire, Inc.	4,659	310,755
Toho Gas Co. Ltd.	9,822	458,000
Tokyo Gas Co. Ltd.	38,455	739,633
Towngas China Co. Ltd.*	94,916	69,197
		13,574,131
Media - 0.4%
Eutelsat Communications SA	16,426	189,722
RAI Way SpA(a)	9,277	56,412
SES SA, Receipts(b)	38,095	317,924
		564,058
Multi-Utilities - 10.5%
ACEA SpA	4,128	98,555
CenterPoint Energy, Inc.	52,795	1,324,626
Consolidated Edison, Inc.	31,335	2,364,226
National Grid plc	380,867	4,928,976
NiSource, Inc.	35,849	883,678
NorthWestern Corp.	4,560	290,016
Sempra Energy	28,799	3,811,836
Unitil Corp.	1,435	71,176
		13,773,089
Oil, Gas & Consumable Fuels - 20.6%
Antero Midstream Corp.	25,806	247,996
Cheniere Energy, Inc.*	21,086	1,844,182
Enbridge, Inc.	202,221	7,958,049
EnLink Midstream LLC*	24,396	131,494
Gibson Energy, Inc.	14,206	256,274
Inter Pipeline Ltd.	42,854	679,333
Keyera Corp.(b)	22,069	531,412
Kinder Morgan, Inc.	177,998	2,896,028
Koninklijke Vopak NV	6,414	277,714
ONEOK, Inc.	40,720	2,138,614
Pembina Pipeline Corp.	54,904	1,673,252
Plains GP Holdings LP, Class A*	17,412	169,941
Targa Resources Corp.	20,792	913,185
TC Energy Corp.	97,710	4,639,027
Williams Cos., Inc. (The)	111,021	2,741,109
		27,097,610
Transportation Infrastructure - 8.2%
Aena SME SA*(a)	7,301	1,165,513
Aeroports de Paris*	2,664	312,790
Atlantia SpA*	50,042	938,008
Atlas Arteria Ltd.	94,420	473,840
Auckland International Airport Ltd.*	118,807	603,602
Beijing Capital International Airport Co. Ltd., Class H*	178,922	107,894
China Merchants Port Holdings Co. Ltd.	133,286	224,501
COSCO SHIPPING Ports Ltd.	161,035	133,964
Flughafen Zurich AG (Registered)*(b)	1,905	316,616
Fraport AG Frankfurt Airport Services Worldwide*	3,587	231,504
Getlink SE	43,006	691,361
Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	3,425	165,325
Grupo Aeroportuario del Pacifico SAB de CV, ADR*	3,575	416,166
Grupo Aeroportuario del Sureste SAB de CV, ADR*	1,973	352,733
Hainan Meilan International Airport Co. Ltd.*(b)	12,684	39,956
Hamburger Hafen und Logistik AG	2,004	44,154
Hutchison Port Holdings Trust	491,523	100,762
Japan Airport Terminal Co. Ltd.*(b)	8,374	380,584
Jiangsu Expressway Co. Ltd., Class H	116,287	120,661
Shenzhen Expressway Co. Ltd., Class H	66,136	63,437
Sydney Airport*	130,204	759,148
Transurban Group	270,532	2,812,268
Westshore Terminals Investment Corp.(b)	3,975	70,795

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Yuexiu Transport Infrastructure Ltd.	89,156	52,617
Zhejiang Expressway Co. Ltd., Class H	136,536	119,728
		10,697,927
Water Utilities - 5.9%
American States Water Co.	3,326	306,690
American Water Works Co., Inc.	16,585	3,022,616
Beijing Enterprises Water Group Ltd.*(b)	486,532	200,807
California Water Service Group	4,732	300,719
China Water Affairs Group Ltd.	80,029	79,747
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	34,140	236,249
Essential Utilities, Inc.	20,329	1,008,928
Pennon Group plc	28,095	482,058
Severn Trent plc	24,183	918,310
SJW Group	2,495	172,978
United Utilities Group plc	67,738	984,845
		7,713,947
TOTAL COMMON STOCKS (Cost $115,334,131)		120,385,935

MASTER LIMITED PARTNERSHIPS - 7.2%

Multi-Utilities - 0.6%
Brookfield Infrastructure Partners LP	14,462	816,669

Oil, Gas & Consumable Fuels - 6.6%
BP Midstream Partners LP	4,143	54,439
Cheniere Energy Partners LP	5,235	213,745
Crestwood Equity Partners LP	4,845	127,666
DCP Midstream LP	8,264	215,360
Energy Transfer LP	195,198	1,815,341
Enterprise Products Partners LP	133,806	2,978,522
Genesis Energy LP	10,737	84,715
Holly Energy Partners LP	4,343	80,780
Magellan Midstream Partners LP	20,307	999,307
MPLX LP	31,833	895,144
NuStar Energy LP	9,366	152,197
Phillips 66 Partners LP	5,366	191,835
Plains All American Pipeline LP	40,984	382,381
Shell Midstream Partners LP	11,053	134,515
Western Midstream Partners LP	16,995	335,481
		8,661,428
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,346,941)		9,478,097

CLOSED END FUNDS - 0.6%

Capital Markets - 0.6%
3i Infrastructure plc	60,678	266,120
Hicl Infrastructure plc	190,622	452,344

TOTAL CLOSED END FUNDS (Cost $650,173)		718,464

SECURITIES LENDING REINVESTMENTS(c) - 0.5%

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $657,595)	657,595	657,595

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $424,657
(Cost $424,657)	424,657	424,657

Total Investments - 100.3% (Cost $129,413,497)		131,664,748
Liabilities in excess of other assets - (0.3%)		(369,008)
Net Assets - 100.0%		131,295,740

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $3,669,922, collateralized in the form of cash with a value of $657,595 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,260,297 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – February 15, 2051. The total value of collateral is $3,917,892.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $657,595.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2021:

United States	50.3%
Canada	15.0%
Spain	6.6%
United Kingdom	6.1%
France	4.9%
Australia	4.1%
China	3.9%
Italy	3.2%
Hong Kong	1.4%
Japan	1.2%
Mexico	0.7%
New Zealand	0.5%
Belgium	0.3%
Luxembourg	0.3%
Switzerland	0.2%
Netherlands	0.2%
Germany	0.2%
Brazil	0.2%
Tanzania, United Republic of	0.1%
Norway	0.1%
Other[a]	0.5%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Equities for Rising Rates ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Banks - 21.2%
Bank of America Corp.	5,746	239,896
Citizens Financial Group, Inc.	5,053	221,271
Huntington Bancshares, Inc.	16,361	254,086
JPMorgan Chase & Co.	1,551	248,082
M&T Bank Corp.	1,580	221,216
PNC Financial Services Group, Inc. (The)	1,236	236,200
Truist Financial Corp.	4,258	242,961
		1,663,712
Building Products - 1.7%
Trane Technologies plc	664	131,804

Capital Markets - 9.6%
Charles Schwab Corp. (The)	3,240	236,034
Raymond James Financial, Inc.	1,809	253,079
State Street Corp.	2,873	266,931
		756,044
Chemicals - 12.2%
Albemarle Corp.	955	226,087
Celanese Corp.	1,061	168,275
Eastman Chemical Co.	1,365	154,463
FMC Corp.	1,423	133,235
LyondellBasell Industries NV, Class A	1,564	156,947
PPG Industries, Inc.	714	113,919
		952,926
Communications Equipment - 4.4%
Arista Networks, Inc.*	219	80,927
Cisco Systems, Inc.	1,503	88,707
Motorola Solutions, Inc.	368	89,873
Ubiquiti, Inc.	253	82,316
		341,823
Consumer Finance - 4.6%
American Express Co.	705	117,002
Capital One Financial Corp.	748	124,145
Synchrony Financial	2,401	119,450
		360,597
Containers & Packaging - 4.2%
Avery Dennison Corp.	764	172,198
International Paper Co.	2,627	157,856
		330,054
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	2,761	75,707
Lumen Technologies, Inc.	5,677	69,827
Verizon Communications, Inc.	1,415	77,825
		223,359
Electrical Equipment - 1.8%
Eaton Corp. plc	815	137,213

Energy Equipment & Services - 2.1%
Schlumberger NV	5,977	167,595

Entertainment - 0.8%
Roku, Inc.*	184	64,842

IT Services - 1.5%
FleetCor Technologies, Inc.*	456	120,056

Machinery - 3.1%
Parker-Hannifin Corp.	396	117,481
Westinghouse Air Brake Technologies Corp.	1,442	129,477
		246,958
Media - 1.1%
Comcast Corp., Class A	1,413	85,741

Metals & Mining - 4.5%
Freeport-McMoRan, Inc.	4,282	155,822
Nucor Corp.	1,648	193,739
		349,561
Oil, Gas & Consumable Fuels - 19.2%
EOG Resources, Inc.	2,273	153,473
Exxon Mobil Corp.	3,082	168,031
Hess Corp.	2,231	153,381
Marathon Petroleum Corp.	3,185	188,775
Occidental Petroleum Corp.	6,056	155,578
ONEOK, Inc.	3,525	185,133
Phillips 66	2,213	157,322
Pioneer Natural Resources Co.	1,206	180,502
Valero Energy Corp.	2,428	161,001
		1,503,196
Trading Companies & Distributors - 3.9%
Fastenal Co.	3,079	171,962
United Rentals, Inc.*	381	134,360
		306,322
Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.*	548	75,087

TOTAL COMMON STOCKS (Cost $7,062,464)		7,816,890

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $6,097
(Cost $6,096)	6,096	6,096

Total Investments - 99.8% (Cost $7,068,560)		7,822,986
Other assets less liabilities - 0.2%		16,904
Net Assets - 100.0%		7,839,890

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 87.1%

Capital Markets - 71.0%
3i Group plc	130,861	2,406,353
Apollo Investment Corp.	20,291	279,001
Ares Capital Corp.	108,939	2,167,886
AURELIUS Equity Opportunities SE & Co. KGaA	9,374	298,624
BlackRock TCP Capital Corp.	18,119	258,920
Deutsche Beteiligungs AG	5,625	246,076
FS KKR Capital Corp.	88,213	2,036,838
Gimv NV	6,068	394,780
Goldman Sachs BDC, Inc.	29,990	571,609
Golub Capital BDC, Inc.	49,279	774,173
Hercules Capital, Inc.	35,143	593,917
IP Group plc	328,590	573,738
Main Street Capital Corp.	20,379	847,563
New Mountain Finance Corp.	27,435	366,806
Oaktree Specialty Lending Corp.	49,076	359,727
Onex Corp.	22,577	1,581,902
Prospect Capital Corp.	89,362	709,534
Ratos AB, Class B	65,271	431,512
Sixth Street Specialty Lending, Inc.	22,836	520,661
SLR Investment Corp.	12,439	233,356
VNV Global AB*	33,298	393,196
		16,046,172
Diversified Financial Services - 16.1%
Eurazeo SE	15,663	1,610,835
Kinnevik AB, Class B*(a)	24,464	958,494
Wendel SE	7,441	1,079,795
		3,649,124
TOTAL COMMON STOCKS (Cost $16,962,855)		19,695,296

CLOSED END FUNDS - 10.2%

Capital Markets - 10.2%
Apax Global Alpha Ltd.(b)	131,226	381,580
HBM Healthcare Investments AG Class A*	1,832	711,194
HgCapital Trust plc	119,219	662,189
Oakley Capital Investments Ltd.	53,276	257,828
Princess Private Equity Holding Ltd.	17,758	276,775

TOTAL CLOSED END FUNDS (Cost $1,213,989)		2,289,566

MASTER LIMITED PARTNERSHIPS - 2.3%

Diversified Financial Services - 2.3%
Compass Diversified Holdings (Cost $315,079)	17,843	507,990

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $75,638)	75,638	75,638

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $79,019
(Cost $79,019)	79,019	79,019

Total Investments - 100.2% (Cost $18,646,580)		22,647,509
Liabilities in excess of other assets - (0.2%)		(36,576)
Net Assets - 100.0%		22,610,933

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $71,581, collateralized in the form of cash with a value of $75,638 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $75,638.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2021:

United States	45.2%
United Kingdom	16.1%
France	11.9%
Sweden	7.9%
Canada	7.0%
Switzerland	3.2%
Guernsey	2.9%
Germany	2.4%
Belgium	1.8%
Bermuda	1.2%
Other[a]	0.4%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 22.9%

Aerospace & Defense - 0.2%
AAR Corp.*	116	3,927
Aerojet Rocketdyne Holdings, Inc.	255	10,588
AeroVironment, Inc.*	76	7,779
AerSale Corp.*	31	419
Astronics Corp.*	82	1,096
Byrna Technologies, Inc.*	35	1,025
Ducommun, Inc.*	37	1,950
Kaman Corp.	93	3,634
Kratos Defense & Security Solutions, Inc.*	417	10,308
Maxar Technologies, Inc.	244	7,757
Moog, Inc., Class A	99	7,865
National Presto Industries, Inc.	18	1,504
PAE, Inc.*	235	1,572
Park Aerospace Corp.	66	962
Parsons Corp.*	90	3,189
Triumph Group, Inc.*	175	3,230
Vectrus, Inc.*	39	1,962
		68,767
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	200	5,478
Atlas Air Worldwide Holdings, Inc.*	99	7,244
Echo Global Logistics, Inc.*	90	2,959
Forward Air Corp.	92	8,112
Hub Group, Inc., Class A*	113	7,932
Radiant Logistics, Inc.*	134	918
		32,643
Airlines - 0.1%
Allegiant Travel Co.*	51	9,814
Frontier Group Holdings, Inc.*	119	1,824
Hawaiian Holdings, Inc.*	172	3,478
Mesa Air Group, Inc.*	116	926
SkyWest, Inc.*	169	7,884
Spirit Airlines, Inc.*	334	8,193
Sun Country Airlines Holdings, Inc.*	59	1,911
		34,030
Auto Components - 0.3%
Adient plc*	322	12,668
American Axle & Manufacturing Holdings, Inc.*	383	3,397
Cooper-Standard Holdings, Inc.*	57	1,327
Dana, Inc.	494	11,490
Dorman Products, Inc.*	91	8,541
Fox Factory Holding Corp.*	143	21,975
Gentherm, Inc.*	113	9,698
Goodyear Tire & Rubber Co. (The)*	938	14,858
LCI Industries	84	11,899
Modine Manufacturing Co.*	171	2,127
Motorcar Parts of America, Inc.*	64	1,269
Patrick Industries, Inc.	76	6,202
Standard Motor Products, Inc.	71	3,045
Stoneridge, Inc.*	89	2,074
Tenneco, Inc., Class A*	240	3,744
Visteon Corp.*	94	9,934
XL Fleet Corp.*	130	884
XPEL, Inc.*(a)	62	4,711
		129,843
Automobiles - 0.1%
Arcimoto, Inc.*	93	1,155
Canoo, Inc.*	271	1,954
Fisker, Inc.*	538	7,505
Lordstown Motors Corp.*	380	2,501
Winnebago Industries, Inc.	110	7,658
Workhorse Group, Inc.*	420	4,120
		24,893
Banks - 1.8%
1st Source Corp.	58	2,726
Allegiance Bancshares, Inc.	65	2,416
Altabancorp	62	2,574
Amalgamated Financial Corp.	46	715
Amerant Bancorp, Inc.*	71	1,886
American National Bankshares, Inc.	35	1,196
Ameris Bancorp	226	11,128
Arrow Financial Corp.	45	1,658
Associated Banc-Corp.	514	10,599
Atlantic Capital Bancshares, Inc.*	66	1,599
Atlantic Union Bankshares Corp.	267	9,879
Banc of California, Inc.	154	2,767
BancFirst Corp.	58	3,281
Bancorp, Inc. (The)*	177	4,365
BancorpSouth Bank	346	10,148
Bank First Corp.(b)	22	1,562
Bank of Marin Bancorp	54	1,955
Bank of NT Butterfield & Son Ltd. (The)	171	5,696
BankUnited, Inc.	316	13,282
Banner Corp.	119	6,807
Bar Harbor Bankshares	50	1,370
Berkshire Hills Bancorp, Inc.	173	4,434
Blue Ridge Bankshares, Inc.	59	1,047
Brookline Bancorp, Inc.	260	3,892
Bryn Mawr Bank Corp.	68	2,774
Business First Bancshares, Inc.	66	1,579
Byline Bancorp, Inc.	86	2,116
Cadence Bancorp	418	8,991
Cambridge Bancorp	23	1,972
Camden National Corp.	50	2,334
Capital Bancorp, Inc.	27	640
Capital City Bank Group, Inc.	46	1,067
Capstar Financial Holdings, Inc.	70	1,473
Carter Bankshares, Inc.*	88	1,073
Cathay General Bancorp	259	10,303
CBTX, Inc.	63	1,715
Central Pacific Financial Corp.	93	2,354
Century Bancorp, Inc., Class A	10	1,143
CIT Group, Inc.	338	18,732
Citizens & Northern Corp.	53	1,330
City Holding Co.	52	4,051
Civista Bancshares, Inc.	53	1,247
CNB Financial Corp.	54	1,327
Coastal Financial Corp.*	32	940
Columbia Banking System, Inc.	245	8,908
Community Bank System, Inc.	183	13,542
Community Trust Bancorp, Inc.	53	2,208
ConnectOne Bancorp, Inc.	126	3,605
CrossFirst Bankshares, Inc.*	160	2,115
Customers Bancorp, Inc.*	102	4,224
CVB Financial Corp.	439	8,938

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Dime Community Bancshares, Inc.	120	3,960
Eagle Bancorp, Inc.	107	6,174
Eastern Bankshares, Inc.	584	11,552
Enterprise Bancorp, Inc.	32	1,080
Enterprise Financial Services Corp.	122	5,479
Equity Bancshares, Inc., Class A*	46	1,476
Farmers National Banc Corp.	89	1,388
FB Financial Corp.	114	4,696
Fidelity D&D Bancorp, Inc.	14	755
Financial Institutions, Inc.	53	1,683
First Bancorp, Inc. (The)	35	1,039
First Bancorp/NC	96	4,009
First Bancorp/PR	731	9,306
First Bancshares, Inc. (The)	69	2,796
First Bank	53	706
First Busey Corp.	173	4,100
First Commonwealth Financial Corp.	325	4,394
First Community Bankshares, Inc.	58	1,812
First Financial Bancorp	327	7,688
First Financial Bankshares, Inc.	442	21,048
First Financial Corp.	41	1,658
First Foundation, Inc.	135	3,244
First Internet Bancorp	32	951
First Interstate BancSystem, Inc., Class A	140	6,168
First Merchants Corp.	184	7,572
First Mid Bancshares, Inc.	57	2,331
First Midwest Bancorp, Inc.	387	7,249
First of Long Island Corp. (The)	79	1,675
Five Star Bancorp	18	430
Flushing Financial Corp.	101	2,316
Fulton Financial Corp.	540	8,559
German American Bancorp, Inc.	84	3,138
Glacier Bancorp, Inc.	326	17,363
Great Southern Bancorp, Inc.	35	1,906
Great Western Bancorp, Inc.	188	5,820
Guaranty Bancshares, Inc.	28	961
Hancock Whitney Corp.	294	13,512
Hanmi Financial Corp.	104	2,005
HarborOne Bancorp, Inc.	172	2,430
HBT Financial, Inc.	32	523
Heartland Financial USA, Inc.	137	6,443
Heritage Commerce Corp.	198	2,231
Heritage Financial Corp.	121	3,079
Hilltop Holdings, Inc.(b)	219	7,330
Home BancShares, Inc.	518	11,474
HomeTrust Bancshares, Inc.	52	1,447
Hope Bancorp, Inc.	403	5,557
Horizon Bancorp, Inc.	145	2,588
Howard Bancorp, Inc.*	45	896
Independent Bank Corp.	113	8,667
Independent Bank Corp./MI	71	1,487
Independent Bank Group, Inc.	127	8,945
International Bancshares Corp.	183	7,664
Investors Bancorp, Inc.	778	11,133
Lakeland Bancorp, Inc.	166	2,802
Lakeland Financial Corp.	83	5,512
Live Oak Bancshares, Inc.	106	6,488
Macatawa Bank Corp.	89	731
Mercantile Bank Corp.	53	1,654
Metrocity Bankshares, Inc.	64	1,325
Metropolitan Bank Holding Corp.*	27	2,114
Mid Penn Bancorp, Inc.	33	877
Midland States Bancorp, Inc.	73	1,847
MidWestOne Financial Group, Inc.	50	1,468
MVB Financial Corp.	33	1,305
National Bank Holdings Corp., Class A	101	3,788
NBT Bancorp, Inc.	143	5,128
Nicolet Bankshares, Inc.*	31	2,369
Northrim Bancorp, Inc.	20	839
OceanFirst Financial Corp.	202	4,295
OFG Bancorp	173	4,119
Old National Bancorp	561	9,346
Old Second Bancorp, Inc.	94	1,105
Origin Bancorp, Inc.	74	3,045
Orrstown Financial Services, Inc.	37	883
Pacific Premier Bancorp, Inc.	318	12,707
Park National Corp.(b)	49	5,745
Peapack-Gladstone Financial Corp.	63	2,099
Peoples Bancorp, Inc.	62	1,937
Peoples Financial Services Corp.	23	1,060
Preferred Bank	48	3,067
Premier Financial Bancorp, Inc.	42	756
Primis Financial Corp.	82	1,229
QCR Holdings, Inc.	52	2,701
RBB Bancorp	49	1,261
Red River Bancshares, Inc.	15	752
Reliant Bancorp, Inc.	52	1,508
Renasant Corp.	188	6,599
Republic Bancorp, Inc., Class A	33	1,654
Republic First Bancorp, Inc.*	152	508
S&T Bancorp, Inc.	132	3,934
Sandy Spring Bancorp, Inc.	157	6,841
Seacoast Banking Corp. of Florida	186	5,941
ServisFirst Bancshares, Inc.	169	12,408
Sierra Bancorp	48	1,220
Silvergate Capital Corp., Class A*	79	8,925
Simmons First National Corp., Class A	365	10,603
SmartFinancial, Inc.	48	1,199
South Plains Financial, Inc.	35	812
South State Corp.	240	16,459
Southern First Bancshares, Inc.*	24	1,224
Southside Bancshares, Inc.	105	3,957
Spirit of Texas Bancshares, Inc.	44	1,041
Stock Yards Bancorp, Inc.	70	3,611
Summit Financial Group, Inc.	39	934
Texas Capital Bancshares, Inc.*	173	11,762
Tompkins Financial Corp.	49	3,900
Towne Bank	228	6,947
TriCo Bancshares	93	3,678
TriState Capital Holdings, Inc.*	99	2,001
Triumph Bancorp, Inc.*	81	6,660
Trustmark Corp.	214	6,767
UMB Financial Corp.	150	13,737
United Bankshares, Inc.	425	15,440
United Community Banks, Inc.	296	8,930
Univest Financial Corp.	99	2,681
Valley National Bancorp	1,359	17,721
Veritex Holdings, Inc.	161	5,785
Washington Trust Bancorp, Inc.	58	3,089
WesBanco, Inc.	222	7,548
West Bancorp, Inc.	54	1,652
Westamerica Bancorp	89	5,050
		788,656

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Beverages - 0.1%
Celsius Holdings, Inc.*	155	12,673
Coca-Cola Consolidated, Inc.	15	6,092
Duckhorn Portfolio, Inc. (The)*	69	1,483
MGP Ingredients, Inc.	49	3,200
National Beverage Corp.	80	3,724
NewAge, Inc.*	452	795
Primo Water Corp.	534	9,484
		37,451
Biotechnology - 2.3%
4D Molecular Therapeutics, Inc.*	33	1,008
89bio, Inc.*(b)	33	611
ACADIA Pharmaceuticals, Inc.*	407	7,127
Adicet Bio, Inc.*	70	585
Adverum Biotechnologies, Inc.*	295	717
Aeglea BioTherapeutics, Inc.*(b)	137	993
Affimed NV*	394	2,774
Agenus, Inc.*	670	4,134
Agios Pharmaceuticals, Inc.*	209	9,338
Akebia Therapeutics, Inc.*	542	1,593
Akero Therapeutics, Inc.*	88	2,089
Akouos, Inc.*	81	963
Albireo Pharma, Inc.*	57	1,741
Aldeyra Therapeutics, Inc.*	164	1,556
Alector, Inc.*	195	5,271
Aligos Therapeutics, Inc.*	64	1,091
Alkermes plc*	545	17,037
Allakos, Inc.*	119	10,610
Allogene Therapeutics, Inc.*	230	5,485
Allovir, Inc.*	101	1,944
Alpine Immune Sciences, Inc.*(b)	39	371
Altimmune, Inc.*	110	1,649
ALX Oncology Holdings, Inc.*	61	4,270
Amicus Therapeutics, Inc.*	893	10,171
AnaptysBio, Inc.*	65	1,665
Anavex Life Sciences Corp.*	211	4,112
Anika Therapeutics, Inc.*	49	2,113
Annexon, Inc.*	105	1,717
Apellis Pharmaceuticals, Inc.*	220	14,487
Applied Molecular Transport, Inc.*	84	2,526
Applied Therapeutics, Inc.*	61	958
AquaBounty Technologies, Inc.*	178	824
Arbutus Biopharma Corp.*	265	909
Arcturus Therapeutics Holdings, Inc.*	72	3,946
Arcus Biosciences, Inc.*	154	4,492
Arcutis Biotherapeutics, Inc.*	93	1,969
Ardelyx, Inc.*	287	405
Arena Pharmaceuticals, Inc.*	207	10,954
Arrowhead Pharmaceuticals, Inc.*	345	23,156
Atara Biotherapeutics, Inc.*	280	4,194
Athenex, Inc.*	294	1,073
Athersys, Inc.*(b)	684	1,149
Atossa Therapeutics, Inc.*(b)	398	1,512
Atreca, Inc., Class A*	88	517
Avid Bioservices, Inc.*	205	4,969
Avidity Biosciences, Inc.*	103	2,353
Avita Medical, Inc.*	81	1,637
Avrobio, Inc.*	122	813
Beam Therapeutics, Inc.*	160	17,747
Beyondspring, Inc.*	76	2,380
BioAtla, Inc.*(b)	41	1,685
BioCryst Pharmaceuticals, Inc.*	604	9,616
Biohaven Pharmaceutical Holding Co. Ltd.*	184	24,148
Biomea Fusion, Inc.*	30	419
Bioxcel Therapeutics, Inc.*(b)	52	1,531
Black Diamond Therapeutics, Inc.*	77	778
Bluebird Bio, Inc.*	229	4,191
Blueprint Medicines Corp.*	198	18,467
Bolt Biotherapeutics, Inc.*(b)	39	693
Bridgebio Pharma, Inc.*	366	18,340
Brooklyn ImmunoTherapeutics, Inc.*	80	966
C4 Therapeutics, Inc.*	117	4,695
Cardiff Oncology, Inc.*	123	902
CareDx, Inc.*	171	12,531
Catalyst Pharmaceuticals, Inc.*(b)	330	1,818
Celcuity, Inc.*	28	616
Celldex Therapeutics, Inc.*	133	7,002
CEL-SCI Corp.*	120	1,390
Cerevel Therapeutics Holdings, Inc.*	120	3,799
ChemoCentryx, Inc.*	184	2,909
Chimerix, Inc.*	246	1,747
Chinook Therapeutics, Inc.*	106	1,437
Clene, Inc.*	78	624
Clovis Oncology, Inc.*(b)	339	1,634
Codiak Biosciences, Inc.*	53	912
Cogent Biosciences, Inc.*	126	1,043
Coherus Biosciences, Inc.*	217	3,468
Cortexyme, Inc.*(b)	68	6,548
Crinetics Pharmaceuticals, Inc.*	124	2,923
Cue Biopharma, Inc.*	100	1,199
Cullinan Oncology, Inc.*	45	1,270
Curis, Inc.*	293	2,593
Cytokinetics, Inc.*	230	7,583
CytomX Therapeutics, Inc.*	220	1,126
Deciphera Pharmaceuticals, Inc.*	134	4,221
Denali Therapeutics, Inc.*	309	16,439
DermTech, Inc.*	81	3,013
Design Therapeutics, Inc.*(b)	46	723
Dicerna Pharmaceuticals, Inc.*	235	4,836
Dynavax Technologies Corp.*	366	7,122
Dyne Therapeutics, Inc.*	102	1,727
Eagle Pharmaceuticals, Inc.*	39	2,081
Editas Medicine, Inc.*	232	14,753
Eiger BioPharmaceuticals, Inc.*	109	887
Emergent BioSolutions, Inc.*	167	10,534
Enanta Pharmaceuticals, Inc.*	65	3,718
Epizyme, Inc.*	305	1,574
Evelo Biosciences, Inc.*	103	1,171
Fate Therapeutics, Inc.*	273	19,997
FibroGen, Inc.*	292	3,396
Finch Therapeutics Group, Inc.*	26	368
Flexion Therapeutics, Inc.*	162	969
Foghorn Therapeutics, Inc.*(b)	66	857
Forma Therapeutics Holdings, Inc.*	109	2,619
Forte Biosciences, Inc.*	38	1,118
Fortress Biotech, Inc.*(b)	244	803
Frequency Therapeutics, Inc.*	109	841
G1 Therapeutics, Inc.*(b)	133	2,011
Gemini Therapeutics, Inc.*	74	364
Generation Bio Co.*	150	3,750
Geron Corp.*(b)	1,024	1,485
Global Blood Therapeutics, Inc.*	204	5,853
Gossamer Bio, Inc.*(b)	211	2,097

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Greenwich Lifesciences, Inc.*	14	560
Gritstone bio, Inc.*	137	1,260
GT Biopharma, Inc.*	80	711
Halozyme Therapeutics, Inc.*	479	20,113
Harpoon Therapeutics, Inc.*	63	597
Heron Therapeutics, Inc.*	314	3,664
Homology Medicines, Inc.*	141	1,014
Hookipa Pharma, Inc.*	65	448
Humanigen, Inc.*	153	2,537
iBio, Inc.*	733	931
Ideaya Biosciences, Inc.*(b)	96	2,256
IGM Biosciences, Inc.*	28	1,994
Immunic, Inc.*	53	522
ImmunityBio, Inc.*	227	2,583
ImmunoGen, Inc.*	663	4,011
Immunovant, Inc.*	128	1,108
Impel Neuropharma, Inc.*	18	342
Infinity Pharmaceuticals, Inc.*	297	1,051
Inhibrx, Inc.*	94	2,681
Inovio Pharmaceuticals, Inc.*	702	6,065
Inozyme Pharma, Inc.*	49	756
Insmed, Inc.*	350	9,814
Instil Bio, Inc.*	59	1,112
Intellia Therapeutics, Inc.*	230	36,922
Intercept Pharmaceuticals, Inc.*(b)	94	1,402
Invitae Corp.*	680	20,148
Ironwood Pharmaceuticals, Inc.*	493	6,458
iTeos Therapeutics, Inc.*	69	1,956
IVERIC bio, Inc.*	307	3,245
Jounce Therapeutics, Inc.*	113	703
Kadmon Holdings, Inc.*	588	3,222
KalVista Pharmaceuticals, Inc.*	68	1,390
Karuna Therapeutics, Inc.*	75	8,918
Karyopharm Therapeutics, Inc.*(b)	245	1,421
Keros Therapeutics, Inc.*	53	1,783
Kezar Life Sciences, Inc.*	116	884
Kiniksa Pharmaceuticals Ltd., Class A*	100	1,258
Kinnate Biopharma, Inc.*	46	1,018
Kodiak Sciences, Inc.*	114	10,737
Kronos Bio, Inc.*(b)	132	2,760
Krystal Biotech, Inc.*	61	3,534
Kura Oncology, Inc.*	215	3,969
Kymera Therapeutics, Inc.*	99	6,152
Lexicon Pharmaceuticals, Inc.*	230	1,086
Ligand Pharmaceuticals, Inc.*	51	6,747
Lineage Cell Therapeutics, Inc.*	412	1,038
MacroGenics, Inc.*	200	4,722
Madrigal Pharmaceuticals, Inc.*	39	3,227
Magenta Therapeutics, Inc.*	101	646
MannKind Corp.*(b)	838	4,022
MEI Pharma, Inc.*	368	1,030
MeiraGTx Holdings plc*	101	1,264
Mersana Therapeutics, Inc.*	234	3,260
MiMedx Group, Inc.*	378	5,579
Mirum Pharmaceuticals, Inc.*	12	195
Molecular Templates, Inc.*	126	822
Morphic Holding, Inc.*	70	4,411
Mustang Bio, Inc.*	237	720
Myriad Genetics, Inc.*	260	9,303
Neoleukin Therapeutics, Inc.*	119	970
NexImmune, Inc.*	22	310
Nkarta, Inc.*	48	1,552
Nurix Therapeutics, Inc.*	106	3,412
Ocugen, Inc.*	628	4,767
Olema Pharmaceuticals, Inc.*	41	1,227
Oncocyte Corp.*	240	984
Oncorus, Inc.*(b)	70	723
Oncternal Therapeutics, Inc.*	151	683
OPKO Health, Inc.*(b)	1,335	5,153
Organogenesis Holdings, Inc.*	129	2,201
ORIC Pharmaceuticals, Inc.*	101	2,231
Outlook Therapeutics, Inc.*	297	820
Oyster Point Pharma, Inc.*	38	501
Passage Bio, Inc.*	125	1,503
PMV Pharmaceuticals, Inc.*	89	2,701
Portage Biotech, Inc.*	12	244
Poseida Therapeutics, Inc.*	98	847
Praxis Precision Medicines, Inc.*	83	1,649
Precigen, Inc.*(b)	322	1,948
Precision BioSciences, Inc.*	161	2,024
Prelude Therapeutics, Inc.*	37	1,321
Prometheus Biosciences, Inc.*(b)	38	829
Protagonist Therapeutics, Inc.*	141	6,839
Prothena Corp. plc*	116	7,786
PTC Therapeutics, Inc.*	236	10,301
Puma Biotechnology, Inc.*	109	825
Radius Health, Inc.*	158	2,190
RAPT Therapeutics, Inc.*	62	2,027
Recursion Pharmaceuticals, Inc., Class A*	72	1,816
REGENXBIO, Inc.*	134	4,328
Relay Therapeutics, Inc.*	198	6,342
Reneo Pharmaceuticals, Inc.*	21	232
Replimune Group, Inc.*	91	2,890
REVOLUTION Medicines, Inc.*	202	5,876
Rhythm Pharmaceuticals, Inc.*	150	1,952
Rigel Pharmaceuticals, Inc.*(b)	580	2,204
Rocket Pharmaceuticals, Inc.*	135	4,618
Rubius Therapeutics, Inc.*	153	3,323
Sana Biotechnology, Inc.*	91	2,183
Sangamo Therapeutics, Inc.*(b)	399	3,954
Scholar Rock Holding Corp.*	93	3,676
Selecta Biosciences, Inc.*	304	1,319
Sensei Biotherapeutics, Inc.*	26	280
Seres Therapeutics, Inc.*	236	1,513
Sesen Bio, Inc.*(b)	580	550
Shattuck Labs, Inc.*	90	1,902
Sigilon Therapeutics, Inc.*	24	143
Silverback Therapeutics, Inc.*	42	924
Solid Biosciences, Inc.*	203	550
Sorrento Therapeutics, Inc.*(b)	925	8,325
Spectrum Pharmaceuticals, Inc.*	525	1,234
Spero Therapeutics, Inc.*	82	1,579
SpringWorks Therapeutics, Inc.*	100	7,510
Spruce Biosciences, Inc.*	29	222
SQZ Biotechnologies Co.*(b)	76	1,011
Stoke Therapeutics, Inc.*	65	1,702
Summit Therapeutics, Inc.*	76	606
Surface Oncology, Inc.*	112	709
Sutro Biopharma, Inc.*	146	3,171
Syndax Pharmaceuticals, Inc.*	153	2,676
Syros Pharmaceuticals, Inc.*	195	1,034
Talaris Therapeutics, Inc.*	31	360
Taysha Gene Therapies, Inc.*	75	1,491
TCR2 Therapeutics, Inc.*	104	1,744
TG Therapeutics, Inc.*	435	11,775

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Tonix Pharmaceuticals Holding Corp.*(b)	1,108	782
Translate Bio, Inc.*	227	8,490
Travere Therapeutics, Inc.*	197	4,301
Trevena, Inc.*	555	733
Trillium Therapeutics, Inc.*	332	5,720
Turning Point Therapeutics, Inc.*	156	12,015
Twist Bioscience Corp.*	160	18,114
UroGen Pharma Ltd.*	66	1,163
Vanda Pharmaceuticals, Inc.*	186	3,114
Vaxart, Inc.*	406	3,634
Vaxcyte, Inc.*	135	3,541
VBI Vaccines, Inc.*	633	2,285
Veracyte, Inc.*	229	11,017
Verastem, Inc.*	586	1,553
Vericel Corp.*	157	8,505
Viking Therapeutics, Inc.*(b)	231	1,527
Vincerx Pharma, Inc.*	15	235
Vir Biotechnology, Inc.*	204	10,514
Viracta Therapeutics, Inc.*	123	1,134
VistaGen Therapeutics, Inc.*	650	1,976
Vor BioPharma, Inc.*	39	573
Werewolf Therapeutics, Inc.*	26	463
XBiotech, Inc.	51	814
Xencor, Inc.*	192	6,503
XOMA Corp.*(b)	20	622
Y-mAbs Therapeutics, Inc.*	119	3,663
Zentalis Pharmaceuticals, Inc.*	113	7,705
ZIOPHARM Oncology, Inc.*(b)	711	1,159
		993,864
Building Products - 0.3%
AAON, Inc.(b)	142	9,672
American Woodmark Corp.*	58	4,087
Apogee Enterprises, Inc.	86	3,696
Caesarstone Ltd.	76	988
Cornerstone Building Brands, Inc.*	186	3,091
CSW Industrials, Inc.	46	6,108
Gibraltar Industries, Inc.*	111	8,287
Griffon Corp.	157	3,799
Insteel Industries, Inc.	63	2,331
JELD-WEN Holding, Inc.*	286	7,877
Masonite International Corp.*	83	9,933
PGT Innovations, Inc.*	198	4,204
Quanex Building Products Corp.	114	2,686
Resideo Technologies, Inc.*	491	15,830
Simpson Manufacturing Co., Inc.	148	16,746
UFP Industries, Inc.	205	15,391
View, Inc.*	287	1,438
		116,164
Capital Markets - 0.4%
Artisan Partners Asset Management, Inc., Class A	198	10,288
AssetMark Financial Holdings, Inc.*	61	1,639
Associated Capital Group, Inc., Class A	6	221
B Riley Financial, Inc.	68	4,457
BGC Partners, Inc., Class A	1,126	5,799
Blucora, Inc.*	164	2,691
Brightsphere Investment Group, Inc.	196	5,329
Cohen & Steers, Inc.	84	7,368
Cowen, Inc., Class A	89	3,208
Diamond Hill Investment Group, Inc.	11	2,013
Donnelley Financial Solutions, Inc.*	101	3,368
Federated Hermes, Inc., Class B	322	10,893
Focus Financial Partners, Inc., Class A*	175	9,079
GAMCO Investors, Inc., Class A	18	492
GCM Grosvenor, Inc., Class A	111	1,234
Greenhill & Co., Inc.	50	737
Hamilton Lane, Inc., Class A	116	9,984
Houlihan Lokey, Inc.	176	15,875
Moelis & Co., Class A	208	12,886
Open Lending Corp., Class A*	353	13,050
Oppenheimer Holdings, Inc., Class A	32	1,491
Piper Sandler Cos.	61	8,718
PJT Partners, Inc., Class A	82	6,476
Pzena Investment Management, Inc., Class A	57	622
Sculptor Capital Management, Inc., Class A	73	2,066
StepStone Group, Inc., Class A	126	6,032
StoneX Group, Inc.*	57	3,972
Value Line, Inc.	3	110
Virtus Investment Partners, Inc.	24	7,505
WisdomTree Investments, Inc.	470	2,966
		160,569
Chemicals - 0.4%
AdvanSix, Inc.*	92	3,358
American Vanguard Corp.	100	1,533
Amyris, Inc.*	568	8,548
Avient Corp.	309	16,096
Balchem Corp.	110	15,446
Cabot Corp.	191	10,199
Chase Corp.	24	2,748
Danimer Scientific, Inc.*	233	4,553
Ecovyst, Inc.	174	2,264
Ferro Corp.*	279	5,803
FutureFuel Corp.	88	705
GCP Applied Technologies, Inc.*	167	3,981
Hawkins, Inc.	65	2,462
HB Fuller Co.	177	11,960
Ingevity Corp.*	137	11,013
Innospec, Inc.	83	7,769
Intrepid Potash, Inc.*	34	1,054
Koppers Holdings, Inc.*	71	2,336
Kraton Corp.*	106	4,465
Kronos Worldwide, Inc.	75	993
Livent Corp.*	500	12,435
Marrone Bio Innovations, Inc.*	340	340
Minerals Technologies, Inc.	114	8,965
Orion Engineered Carbons SA*	206	3,640
PureCycle Technologies, Inc.*	112	1,647
Quaker Chemical Corp.	46	11,919
Rayonier Advanced Materials, Inc.*	209	1,476
Sensient Technologies Corp.	143	12,420
Stepan Co.	73	8,582
Tredegar Corp.	89	1,182
Trinseo SA	133	6,907
Tronox Holdings plc, Class A	390	8,241
Valhi, Inc.	8	190

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Zymergen, Inc.*	64	840
		196,070
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	228	11,290
ACCO Brands Corp.	316	2,961
Brady Corp., Class A	160	8,533
BrightView Holdings, Inc.*	140	2,146
Brink's Co. (The)	166	12,975
Casella Waste Systems, Inc., Class A*	167	12,356
CECO Environmental Corp.*	105	793
Cimpress plc*	59	5,604
CompX International, Inc.	6	138
CoreCivic, Inc., REIT*	407	3,956
Covanta Holding Corp.	408	8,180
Deluxe Corp.	143	5,484
Ennis, Inc.	86	1,669
Harsco Corp.*	266	4,852
Healthcare Services Group, Inc.	255	6,671
Heritage-Crystal Clean, Inc.*	53	1,566
Herman Miller, Inc.	253	10,634
HNI Corp.	148	5,608
Interface, Inc.	197	2,833
KAR Auction Services, Inc.*(b)	422	7,136
Kimball International, Inc., Class B	123	1,534
Matthews International Corp., Class A	105	3,888
Montrose Environmental Group, Inc.*	75	3,750
NL Industries, Inc.	28	191
Pitney Bowes, Inc.	598	4,467
RR Donnelley & Sons Co.*	240	1,178
SP Plus Corp.*	79	2,559
Steelcase, Inc., Class A	300	4,227
Team, Inc.*	89	399
Tetra Tech, Inc.	184	26,466
UniFirst Corp.	51	11,683
US Ecology, Inc.*(b)	106	3,800
Viad Corp.*	69	2,980
VSE Corp.	35	1,750
		184,257
Communications Equipment - 0.2%
ADTRAN, Inc.	163	3,368
Aviat Networks, Inc.*	33	1,169
CalAmp Corp.*	119	1,349
Calix, Inc.*	186	8,668
Cambium Networks Corp.*	31	1,162
Casa Systems, Inc.*	107	753
Clearfield, Inc.*	39	1,767
Comtech Telecommunications Corp.	86	2,195
Digi International, Inc.*	115	2,528
DZS, Inc.*	57	787
EchoStar Corp., Class A*	141	3,807
EMCORE Corp.*	124	928
Extreme Networks, Inc.*	419	4,538
Harmonic, Inc.*	303	2,800
Infinera Corp.*(b)	605	5,124
Inseego Corp.*	283	2,377
KVH Industries, Inc.*	51	539
NETGEAR, Inc.*	103	3,680
NetScout Systems, Inc.*(b)	238	6,526
Plantronics, Inc.*	116	3,454
Ribbon Communications, Inc.*	239	1,561
Viavi Solutions, Inc.*	777	12,657
		71,737
Construction & Engineering - 0.3%
Ameresco, Inc., Class A*	105	7,261
API Group Corp.*(a)	613	14,215
Arcosa, Inc.	165	8,385
Argan, Inc.	51	2,361
Comfort Systems USA, Inc.	121	9,193
Concrete Pumping Holdings, Inc.*	88	731
Construction Partners, Inc., Class A*	97	3,247
Dycom Industries, Inc.*	102	7,684
EMCOR Group, Inc.	184	22,356
Fluor Corp.*	483	8,047
Granite Construction, Inc.	155	6,284
Great Lakes Dredge & Dock Corp.*	220	3,324
HC2 Holdings, Inc.*	161	609
IES Holdings, Inc.*	30	1,467
Infrastructure and Energy Alternatives, Inc.*	71	911
Matrix Service Co.*	89	1,004
MYR Group, Inc.*	55	5,720
Northwest Pipe Co.*	33	855
NV5 Global, Inc.*	44	4,649
Primoris Services Corp.	182	4,677
Sterling Construction Co., Inc.*	94	2,168
Tutor Perini Corp.*	140	2,019
WillScot Mobile Mini Holdings Corp.*	635	18,796
		135,963
Construction Materials - 0.0%(c)
Forterra, Inc.*	100	2,304
Summit Materials, Inc., Class A*(b)	399	13,434
United States Lime & Minerals, Inc.	7	1,023
		16,761
Consumer Finance - 0.2%
Atlanticus Holdings Corp.*	18	1,156
Curo Group Holdings Corp.	71	1,162
Encore Capital Group, Inc.*	105	5,167
Enova International, Inc.*	123	4,056
EZCORP, Inc., Class A*	167	1,151
FirstCash, Inc.	137	11,739
Green Dot Corp., Class A*	182	9,508
LendingClub Corp.*	328	10,188
LendingTree, Inc.*	39	6,499
Navient Corp.	599	13,903
Nelnet, Inc., Class A	58	4,691
Oportun Financial Corp.*	71	1,793
PRA Group, Inc.*	154	6,468
PROG Holdings, Inc.	228	10,789
Regional Management Corp.	29	1,723
World Acceptance Corp.*	15	2,848
		92,841
Containers & Packaging - 0.1%
Greif, Inc., Class A	88	5,572
Greif, Inc., Class B	20	1,230
Myers Industries, Inc.	123	2,804
O-I Glass, Inc.*	536	8,110
Pactiv Evergreen, Inc.(b)	145	1,994
Ranpak Holdings Corp.*	119	3,653

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
UFP Technologies, Inc.*	23	1,610
		24,973
Distributors - 0.0%(c)
Funko, Inc., Class A*(b)	90	1,794
Greenlane Holdings, Inc., Class A*(b)	55	140
		1,934
Diversified Consumer Services - 0.1%
2U, Inc.*	244	9,035
Adtalem Global Education, Inc.*	168	6,216
American Public Education, Inc.*	63	1,657
Carriage Services, Inc.	57	2,635
Coursera, Inc.*	41	1,577
Graham Holdings Co., Class B	13	8,019
Houghton Mifflin Harcourt Co.*	432	5,819
Laureate Education, Inc., Class A*	359	5,719
OneSpaWorld Holdings Ltd.*	180	1,890
Perdoceo Education Corp.*	239	2,624
Regis Corp.*	80	434
StoneMor, Inc.*	109	316
Strategic Education, Inc.	83	6,497
Stride, Inc.*	137	4,691
Vivint Smart Home, Inc.*	311	3,794
WW International, Inc.*	178	3,854
		64,777
Diversified Financial Services - 0.0%(c)
Alerus Financial Corp.	51	1,523
A-Mark Precious Metals, Inc.	30	1,456
Banco Latinoamericano de Comercio Exterior SA, Class E	105	1,791
Cannae Holdings, Inc.*	297	9,480
Marlin Business Services Corp.	28	623
		14,873
Diversified Telecommunication Services - 0.2%
Anterix, Inc.*	38	2,243
ATN International, Inc.	38	1,732
Bandwidth, Inc., Class A*	79	8,129
Cincinnati Bell, Inc.*	172	2,664
Cogent Communications Holdings, Inc.	144	10,451
Consolidated Communications Holdings, Inc.*	247	2,290
Globalstar, Inc.*	2,062	4,103
IDT Corp., Class B*	68	2,957
Iridium Communications, Inc.*	407	18,116
Liberty Latin America Ltd., Class A*	145	2,068
Liberty Latin America Ltd., Class C*	524	7,540
Ooma, Inc.*	73	1,387
Radius Global Infrastructure, Inc.*	150	2,682
		66,362
Electric Utilities - 0.1%
ALLETE, Inc.	178	12,001
MGE Energy, Inc.	124	9,987
Otter Tail Corp.	140	7,682
PNM Resources, Inc.	291	14,404
Portland General Electric Co.	306	15,713
Via Renewables, Inc.	40	448
		60,235
Electrical Equipment - 0.2%
Advent Technologies Holdings, Inc.*	58	429
Allied Motion Technologies, Inc.	39	1,348
American Superconductor Corp.*	91	1,356
Array Technologies, Inc.*	433	8,257
Atkore, Inc.*	160	14,843
AZZ, Inc.	84	4,498
Babcock & Wilcox Enterprises, Inc.*	188	1,372
Beam Global*	30	934
Bloom Energy Corp., Class A*	473	10,132
Encore Wire Corp.	69	5,866
EnerSys	145	12,266
Eos Energy Enterprises, Inc.*	59	762
FTC Solar, Inc.*	64	694
FuelCell Energy, Inc.*	1,104	6,889
GrafTech International Ltd.	578	6,399
Powell Industries, Inc.	31	784
Preformed Line Products Co.	10	701
Romeo Power, Inc.*	141	687
Stem, Inc.*	213	5,323
Thermon Group Holdings, Inc.*	112	1,870
TPI Composites, Inc.*	121	4,394
Vicor Corp.*	72	8,883
		98,687
Electronic Equipment, Instruments & Components - 0.5%
908 Devices, Inc.*	24	864
Advanced Energy Industries, Inc.	131	11,814
Aeva Technologies, Inc.*	83	814
Akoustis Technologies, Inc.*	148	1,468
Arlo Technologies, Inc.*	277	1,717
Badger Meter, Inc.	100	10,709
Belden, Inc.	151	8,645
Benchmark Electronics, Inc.	122	3,298
CTS Corp.	109	3,824
Daktronics, Inc.*	124	755
ePlus, Inc.*	45	4,870
Fabrinet*	125	12,877
FARO Technologies, Inc.*	62	4,274
Identiv, Inc.*	70	1,243
II-VI, Inc.*(b)	356	22,421
Insight Enterprises, Inc.*	119	12,244
Iteris, Inc.*	141	804
Itron, Inc.*	154	12,938
Kimball Electronics, Inc.*	82	1,982
Knowles Corp.*	301	6,020
Luna Innovations, Inc.*	103	1,109
Methode Electronics, Inc.	131	6,101
MicroVision, Inc.*	537	7,910
Napco Security Technologies, Inc.*	50	1,956
nLight, Inc.*	144	3,976
Novanta, Inc.*	120	18,386
OSI Systems, Inc.*	58	5,739
Ouster, Inc.*	98	823
PAR Technology Corp.*	81	5,502
PC Connection, Inc.(b)	38	1,840
Plexus Corp.*	96	8,816
Rogers Corp.*	64	13,594
Sanmina Corp.*	218	8,607
ScanSource, Inc.*	85	3,024
TTM Technologies, Inc.*	363	5,082
Velodyne Lidar, Inc.*	240	1,584
Vishay Intertechnology, Inc.	453	9,952
Vishay Precision Group, Inc.*	42	1,570
		229,152

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Energy Equipment & Services - 0.2%
Archrock, Inc.	458	3,518
Aspen Aerogels, Inc.*	73	3,194
Bristow Group, Inc.*	22	694
Cactus, Inc., Class A	186	6,977
ChampionX Corp.*	689	16,074
DMC Global, Inc.*	63	2,531
Dril-Quip, Inc.*	120	2,916
Frank's International NV*	565	1,627
FTS International, Inc., Class A*	31	689
Helix Energy Solutions Group, Inc.*	486	1,827
Helmerich & Payne, Inc.	358	9,637
Liberty Oilfield Services, Inc., Class A*	294	3,005
Nabors Industries Ltd.*	23	1,940
National Energy Services Reunited Corp.*	101	1,146
Newpark Resources, Inc.*	304	797
NexTier Oilfield Solutions, Inc.*	587	2,113
Oceaneering International, Inc.*	338	4,157
Oil States International, Inc.*	205	1,201
Patterson-UTI Energy, Inc.	633	4,912
ProPetro Holding Corp.*	289	2,237
RPC, Inc.*	229	877
Select Energy Services, Inc., Class A*	200	1,070
Solaris Oilfield Infrastructure, Inc., Class A	107	795
TETRA Technologies, Inc.*	417	1,351
Tidewater, Inc.*	139	1,599
US Silica Holdings, Inc.*	249	2,186
		79,070
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A*(b)	1,384	65,228
Chicken Soup For The Soul Entertainment, Inc.*	39	946
Cinemark Holdings, Inc.*(b)	367	6,544
CuriosityStream, Inc.*	89	1,113
Eros STX Global Corp.*	1,078	862
IMAX Corp.*	169	2,655
Liberty Media Corp.-Liberty Braves, Class A*	34	884
Liberty Media Corp.-Liberty Braves, Class C*	124	3,205
Lions Gate Entertainment Corp., Class A*	197	2,545
Lions Gate Entertainment Corp., Class B*	391	4,598
LiveXLive Media, Inc.*(b)	181	621
Madison Square Garden Entertainment Corp.*	82	6,576
Marcus Corp. (The)*	78	1,217
		96,994
Equity Real Estate Investment Trusts (REITs) - 1.4%
Acadia Realty Trust	288	6,111
Agree Realty Corp.	228	16,997
Alexander & Baldwin, Inc.	246	5,136
Alexander's, Inc.	7	1,864
American Assets Trust, Inc.	169	6,730
American Finance Trust, Inc.	372	3,207
Apartment Investment and Management Co., Class A	505	3,626
Apple Hospitality REIT, Inc.	714	10,553
Armada Hoffler Properties, Inc.	203	2,726
Ashford Hospitality Trust, Inc.*	36	556
Braemar Hotels & Resorts, Inc.*	151	761
Brandywine Realty Trust	576	7,995
Broadstone Net Lease, Inc.	483	13,234
BRT Apartments Corp.	38	738
CareTrust REIT, Inc.	328	7,213
CatchMark Timber Trust, Inc., Class A	165	1,904
Centerspace REIT	45	4,553
Chatham Lodging Trust*	162	1,944
City Office REIT, Inc.	145	2,316
Clipper Realty, Inc.	41	346
Columbia Property Trust, Inc.	389	6,504
Community Healthcare Trust, Inc.	80	3,881
CorePoint Lodging, Inc.*	134	1,938
Corporate Office Properties Trust	383	10,793
CTO Realty Growth, Inc.	20	1,122
DiamondRock Hospitality Co.*	710	6,418
DigitalBridge Group, Inc.*(b)	1,624	11,206
Diversified Healthcare Trust	807	3,026
Easterly Government Properties, Inc.	287	6,133
EastGroup Properties, Inc.	135	24,335
Empire State Realty Trust, Inc., Class A	485	4,981
Equity Commonwealth	399	10,510
Essential Properties Realty Trust, Inc.	398	12,899
Farmland Partners, Inc.	91	1,115
Four Corners Property Trust, Inc.	258	7,381
Franklin Street Properties Corp.	350	1,680
GEO Group, Inc. (The)	399	3,092
Getty Realty Corp.	135	4,270
Gladstone Commercial Corp.	122	2,761
Gladstone Land Corp.	85	2,002
Global Medical REIT, Inc.	193	2,976
Global Net Lease, Inc.	327	5,559
Healthcare Realty Trust, Inc.	482	14,474
Hersha Hospitality Trust*	110	1,032
Independence Realty Trust, Inc.	347	7,107
Indus Realty Trust, Inc.	15	1,052
Industrial Logistics Properties Trust	220	6,035
Innovative Industrial Properties, Inc.	81	19,919
iStar, Inc.(b)	240	6,348
Kite Realty Group Trust	283	5,734
Lexington Realty Trust	932	12,610
LTC Properties, Inc.(b)	133	4,590
Macerich Co. (The)	671	11,461
Mack-Cali Realty Corp.*	298	5,328
Monmouth Real Estate Investment Corp.	323	6,131
National Health Investors, Inc.	150	8,973
National Storage Affiliates Trust	238	13,625
NETSTREIT Corp.	135	3,491
New Senior Investment Group, Inc.	278	2,427
NexPoint Residential Trust, Inc.	75	4,859
Office Properties Income Trust	162	4,298
One Liberty Properties, Inc.(b)	54	1,719
Outfront Media, Inc.*	495	12,256
Paramount Group, Inc.	634	5,617
Pebblebrook Hotel Trust	442	9,737

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Physicians Realty Trust	732	13,549
Piedmont Office Realty Trust, Inc., Class A	421	7,502
Plymouth Industrial REIT, Inc.	100	2,356
Postal Realty Trust, Inc., Class A	41	802
PotlatchDeltic Corp.	225	11,689
Preferred Apartment Communities, Inc., Class A	171	2,134
PS Business Parks, Inc.	69	10,849
Retail Opportunity Investments Corp.	396	7,160
Retail Properties of America, Inc., Class A	729	9,637
Retail Value, Inc.	59	1,475
RLJ Lodging Trust	556	8,023
RPT Realty	274	3,546
Ryman Hospitality Properties, Inc.*	183	15,202
Sabra Health Care REIT, Inc.	732	11,712
Safehold, Inc.	61	5,466
Saul Centers, Inc.	40	1,843
Seritage Growth Properties, Class A*	124	2,005
Service Properties Trust	557	6,366
SITE Centers Corp.	588	9,473
STAG Industrial, Inc.(b)	547	23,111
Summit Hotel Properties, Inc.*	353	3,290
Sunstone Hotel Investors, Inc.*	730	8,461
Tanger Factory Outlet Centers, Inc.	338	5,651
Terreno Realty Corp.	234	15,634
UMH Properties, Inc.	137	3,247
Uniti Group, Inc.	660	8,626
Universal Health Realty Income Trust	44	2,606
Urban Edge Properties	393	7,443
Urstadt Biddle Properties, Inc., Class A	101	1,927
Washington REIT	288	7,240
Whitestone REIT	136	1,334
Xenia Hotels & Resorts, Inc.*	387	6,742
		628,016
Food & Staples Retailing - 0.2%
Andersons, Inc. (The)	106	3,220
BJ's Wholesale Club Holdings, Inc.*	465	26,347
Chefs' Warehouse, Inc. (The)*	106	3,204
HF Foods Group, Inc.*(b)	123	723
Ingles Markets, Inc., Class A	48	3,259
MedAvail Holdings, Inc.*(b)	40	134
Natural Grocers by Vitamin Cottage, Inc.	30	363
Performance Food Group Co.*	515	25,863
PriceSmart, Inc.	80	6,769
Rite Aid Corp.*(b)	187	3,318
SpartanNash Co.	122	2,623
Sprouts Farmers Market, Inc.*	403	10,035
United Natural Foods, Inc.*	189	6,955
Village Super Market, Inc., Class A	29	649
Weis Markets, Inc.	55	3,132
		96,594
Food Products - 0.2%
AppHarvest, Inc.*	163	1,369
B&G Foods, Inc.	218	6,619
Calavo Growers, Inc.	58	2,721
Cal-Maine Foods, Inc.	121	4,375
Fresh Del Monte Produce, Inc.	114	3,748
Hostess Brands, Inc.*(b)	445	7,102
J & J Snack Foods Corp.	50	8,188
John B Sanfilippo & Son, Inc.	30	2,550
Laird Superfood, Inc.*	21	419
Lancaster Colony Corp.	64	11,343
Landec Corp.*	89	964
Limoneira Co.	53	872
Mission Produce, Inc.*	125	2,593
Sanderson Farms, Inc.	69	13,559
Seneca Foods Corp., Class A*	22	1,077
Simply Good Foods Co. (The)*	289	10,294
Tattooed Chef, Inc.*	158	3,345
Tootsie Roll Industries, Inc.	53	1,677
TreeHouse Foods, Inc.*	176	6,595
Utz Brands, Inc.	200	3,884
Vital Farms, Inc.*	83	1,492
Whole Earth Brands, Inc.*	126	1,580
		96,366
Gas Utilities - 0.2%
Brookfield Infrastructure Corp., Class A	124	7,886
Chesapeake Utilities Corp.	58	7,581
New Jersey Resources Corp.	328	12,248
Northwest Natural Holding Co.	104	5,351
ONE Gas, Inc.	178	12,784
South Jersey Industries, Inc.	350	8,683
Southwest Gas Holdings, Inc.	197	13,851
Spire, Inc.	172	11,472
		79,856
Health Care Equipment & Supplies - 0.8%
Accelerate Diagnostics, Inc.*	112	700
Accuray, Inc.*	314	1,278
Acutus Medical, Inc.*	53	678
Alphatec Holdings, Inc.*	234	3,388
AngioDynamics, Inc.*	125	3,537
Apyx Medical Corp.*	105	1,240
Asensus Surgical, Inc.*	794	1,747
Aspira Women's Health, Inc.*(b)	247	941
AtriCure, Inc.*	153	11,264
Atrion Corp.	4	2,776
Avanos Medical, Inc.*	163	5,379
Axogen, Inc.*	129	2,201
Axonics, Inc.*	141	10,572
BioLife Solutions, Inc.*	83	4,844
Bioventus, Inc., Class A*	29	421
Butterfly Network, Inc.*(b)	110	1,360
Cardiovascular Systems, Inc.*	134	4,796
Cerus Corp.*	571	3,683
ClearPoint Neuro, Inc.*	64	1,208
CONMED Corp.	99	13,003
CryoLife, Inc.*	129	3,385
CryoPort, Inc.*	137	8,709
Cutera, Inc.*	59	2,935
CytoSorbents Corp.*(b)	139	1,330
DarioHealth Corp.*	46	621
Eargo, Inc.*	65	1,301
Glaukos Corp.*	153	9,123
Haemonetics Corp.*	172	10,793
Heska Corp.*	32	8,490
Inari Medical, Inc.*	116	9,496
Inogen, Inc.*	66	3,907
Integer Holdings Corp.*	111	10,966
Intersect ENT, Inc.*	114	3,102

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Invacare Corp.*(b)	115	973
iRadimed Corp.*	21	709
iRhythm Technologies, Inc.*	101	4,828
Lantheus Holdings, Inc.*(b)	228	6,012
LeMaitre Vascular, Inc.(b)	62	3,510
LivaNova plc*	167	13,809
Meridian Bioscience, Inc.*	144	2,915
Merit Medical Systems, Inc.*	174	12,488
Mesa Laboratories, Inc.	17	4,538
Misonix, Inc.*	41	1,041
Natus Medical, Inc.*	115	3,050
Neogen Corp.*	366	16,023
Neuronetics, Inc.*	84	564
NeuroPace, Inc.*	23	488
Nevro Corp.*	117	14,274
NuVasive, Inc.*	176	10,937
OraSure Technologies, Inc.*(b)	243	2,661
Ortho Clinical Diagnostics Holdings plc*	300	6,132
Orthofix Medical, Inc.*	64	2,714
OrthoPediatrics Corp.*	48	3,365
Outset Medical, Inc.*	155	7,640
PAVmed, Inc.*	243	1,774
Pulmonx Corp.*	86	3,456
Pulse Biosciences, Inc.*(b)	48	1,243
Quotient Ltd.*	266	817
Retractable Technologies, Inc.*	59	760
SeaSpine Holdings Corp.*	107	1,795
Senseonics Holdings, Inc.*	1,411	5,658
Shockwave Medical, Inc.*	115	24,634
SI-BONE, Inc.*	109	2,661
Sientra, Inc.*	195	1,186
Silk Road Medical, Inc.*	115	6,817
Soliton, Inc.*	32	673
STAAR Surgical Co.*	160	24,715
Stereotaxis, Inc.*	168	1,186
Surmodics, Inc.*	46	2,763
Tactile Systems Technology, Inc.*	65	2,891
Talis Biomedical Corp.*	48	387
TransMedics Group, Inc.*	88	2,876
Treace Medical Concepts, Inc.*	37	934
Utah Medical Products, Inc.	12	1,063
Vapotherm, Inc.*	76	2,101
Varex Imaging Corp.*	131	3,821
ViewRay, Inc.*	463	2,796
Wright Medical Group NV Escrow*(d)	431	—
Zynex, Inc.*	66	885
		365,737
Health Care Providers & Services - 0.7%
1Life Healthcare, Inc.*	397	9,730
Accolade, Inc.*	171	8,102
AdaptHealth Corp.*	267	6,419
Addus HomeCare Corp.*	52	4,676
Agiliti, Inc.*	76	1,621
Alignment Healthcare, Inc.*	90	1,590
AMN Healthcare Services, Inc.*	160	18,163
Apollo Medical Holdings, Inc.*	123	9,337
Apria, Inc.*	27	963
Aveanna Healthcare Holdings, Inc.*	131	1,237
Biodesix, Inc.*	41	370
Brookdale Senior Living, Inc.*	629	4,592
Castle Biosciences, Inc.*	72	5,525
Community Health Systems, Inc.*	422	5,195
CorVel Corp.*	30	4,944
Covetrus, Inc.*	351	7,929
Cross Country Healthcare, Inc.*	122	2,653
Ensign Group, Inc. (The)	178	14,537
Exagen, Inc.*	37	522
Fulgent Genetics, Inc.*	69	6,296
Hanger, Inc.*	127	3,033
HealthEquity, Inc.*	278	17,839
InfuSystem Holdings, Inc.*	61	869
Innovage Holding Corp.*	63	947
Joint Corp. (The)*	46	4,700
LHC Group, Inc.*(b)	104	19,423
Magellan Health, Inc.*	81	7,664
MEDNAX, Inc.*(b)	258	8,284
ModivCare, Inc.*	42	8,285
National HealthCare Corp.	42	3,102
National Research Corp.	48	2,592
Ontrak, Inc.*	30	364
Option Care Health, Inc.*	437	11,690
Owens & Minor, Inc.	246	9,171
Patterson Cos., Inc.	291	8,916
Pennant Group, Inc. (The)*	88	2,690
PetIQ, Inc.*	90	2,336
Privia Health Group, Inc.*	66	1,967
Progyny, Inc.*	214	11,956
R1 RCM, Inc.*	448	8,835
RadNet, Inc.*	152	4,774
Select Medical Holdings Corp.	376	12,998
Sharps Compliance Corp.*	48	432
SOC Telemed, Inc.*	138	374
Surgery Partners, Inc.*	107	5,264
Tenet Healthcare Corp.*	361	27,201
Tivity Health, Inc.*	150	3,487
Triple-S Management Corp., Class B*	76	2,698
US Physical Therapy, Inc.	44	5,166
Viemed Healthcare, Inc.*	121	776
		312,234
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	476	7,311
American Well Corp., Class A*	662	7,090
Castlight Health, Inc., Class B*	407	737
Computer Programs and Systems, Inc.*	48	1,707
Evolent Health, Inc., Class A*	263	6,459
Forian, Inc.*	61	745
Health Catalyst, Inc.*	152	8,301
HealthStream, Inc.*	86	2,614
iCAD, Inc.*	74	892
Inovalon Holdings, Inc., Class A*	257	10,499
Inspire Medical Systems, Inc.*	91	20,344
Multiplan Corp.*	1,355	8,130
NantHealth, Inc.*	90	198
NextGen Healthcare, Inc.*	191	2,915
Omnicell, Inc.*	145	22,514
OptimizeRx Corp.*	57	3,772
Phreesia, Inc.*	129	9,230
Schrodinger, Inc.*(b)	154	9,192
Simulations Plus, Inc.(b)	52	2,304
Tabula Rasa HealthCare, Inc.*	75	2,348
Vocera Communications, Inc.*	116	5,625
		132,927

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 0.5%
Accel Entertainment, Inc.*	192	2,212
Bally's Corp.*	111	5,577
Biglari Holdings, Inc., Class B*	2	350
BJ's Restaurants, Inc.*	76	3,250
Bloomin' Brands, Inc.*	300	8,037
Bluegreen Vacations Holding Corp.*	52	1,190
Brinker International, Inc.*	154	8,203
Carrols Restaurant Group, Inc.	114	473
Century Casinos, Inc.*	92	1,230
Cheesecake Factory, Inc. (The)*	146	6,811
Chuy's Holdings, Inc.*	68	2,194
Cracker Barrel Old Country Store, Inc.	81	11,630
Dave & Buster's Entertainment, Inc.*	146	5,463
Del Taco Restaurants, Inc.	101	889
Denny's Corp.*	213	3,523
Dine Brands Global, Inc.*	55	4,550
Drive Shack, Inc.*	280	764
El Pollo Loco Holdings, Inc.*	65	1,179
Esports Technologies, Inc.*	8	260
Everi Holdings, Inc.*	284	6,461
Fiesta Restaurant Group, Inc.*	60	721
Full House Resorts, Inc.*	111	952
GAN Ltd.*(b)	136	2,326
Golden Entertainment, Inc.*	58	2,768
Golden Nugget Online Gaming, Inc.*	109	2,354
Hall of Fame Resort & Entertainment Co.*	187	628
Hilton Grand Vacations, Inc.*	291	12,714
International Game Technology plc*	340	7,307
Jack in the Box, Inc.	79	8,371
Kura Sushi USA, Inc., Class A*	12	610
Lindblad Expeditions Holdings, Inc.*	104	1,530
Monarch Casino & Resort, Inc.*	44	2,788
Nathan's Famous, Inc.	10	660
NEOGAMES SA*	19	783
Noodles & Co.*	139	1,750
ONE Group Hospitality, Inc. (The)*	66	736
Papa John's International, Inc.	113	14,411
PlayAGS, Inc.*	93	762
RCI Hospitality Holdings, Inc.	29	1,874
Red Robin Gourmet Burgers, Inc.*	53	1,297
Red Rock Resorts, Inc., Class A*	209	9,783
Rush Street Interactive, Inc.*	177	2,634
Ruth's Hospitality Group, Inc.*	115	2,356
Scientific Games Corp.*	327	23,658
SeaWorld Entertainment, Inc.*	175	8,608
Shake Shack, Inc., Class A*	126	10,930
Target Hospitality Corp.*	85	338
Texas Roadhouse, Inc.	238	22,610
Wingstop, Inc.	102	17,537
		238,042
Household Durables - 0.4%
Aterian, Inc.*	67	399
Bassett Furniture Industries, Inc.	32	688
Beazer Homes USA, Inc.*	100	1,871
Casper Sleep, Inc.*	98	488
Cavco Industries, Inc.*	32	8,176
Century Communities, Inc.	102	7,150
Ethan Allen Interiors, Inc.	76	1,825
Flexsteel Industries, Inc.	22	768
GoPro, Inc., Class A*(b)	423	4,217
Green Brick Partners, Inc.*	104	2,599
Hamilton Beach Brands Holding Co., Class A	24	408
Helen of Troy Ltd.*(b)	83	19,853
Hooker Furniture Corp.	40	1,246
Hovnanian Enterprises, Inc., Class A*	18	1,957
Installed Building Products, Inc.	81	10,059
iRobot Corp.*	94	7,625
KB Home	305	13,124
Landsea Homes Corp.*	20	176
La-Z-Boy, Inc.	156	5,462
Legacy Housing Corp.*	28	549
LGI Homes, Inc.*(b)	75	12,025
Lifetime Brands, Inc.	42	771
Lovesac Co. (The)*	44	2,489
M/I Homes, Inc.*	97	6,246
MDC Holdings, Inc.	194	10,136
Meritage Homes Corp.*	127	14,166
Purple Innovation, Inc.*	171	4,172
Skyline Champion Corp.*	178	11,164
Sonos, Inc.*	409	16,250
Taylor Morrison Home Corp., Class A*	427	11,994
Tri Pointe Homes, Inc.*	399	9,484
Tupperware Brands Corp.*	168	4,010
Universal Electronics, Inc.*	45	2,273
VOXX International Corp.*	53	555
Vuzix Corp.*	198	2,620
		196,995
Household Products - 0.1%
Central Garden & Pet Co.*	33	1,520
Central Garden & Pet Co., Class A*	137	5,709
Energizer Holdings, Inc.	230	9,048
Oil-Dri Corp. of America	18	642
WD-40 Co.	46	11,023
		27,942
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class A	119	3,539
Clearway Energy, Inc., Class C(b)	278	8,727
Ormat Technologies, Inc.(b)	154	10,954
Sunnova Energy International, Inc.*	292	10,570
		33,790
Industrial Conglomerates - 0.0%(c)
Raven Industries, Inc.*	121	7,060

Insurance - 0.4%
Ambac Financial Group, Inc.*	155	2,184
American Equity Investment Life Holding Co.	290	9,190
American National Group, Inc.	24	4,620
AMERISAFE, Inc.	65	3,741
Argo Group International Holdings Ltd.	107	5,660
BRP Group, Inc., Class A*	156	5,873
Citizens, Inc.*	169	1,009
CNO Financial Group, Inc.	446	10,909

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Crawford & Co., Class A	56	558
Donegal Group, Inc., Class A	50	753
eHealth, Inc.*	83	3,208
Employers Holdings, Inc.	97	3,994
Enstar Group Ltd.*	46	10,611
Genworth Financial, Inc., Class A*	1,723	6,461
Goosehead Insurance, Inc., Class A	61	8,954
Greenlight Capital Re Ltd., Class A*	92	776
HCI Group, Inc.	19	2,122
Heritage Insurance Holdings, Inc.	87	609
Horace Mann Educators Corp.	142	5,822
Independence Holding Co.	14	700
Investors Title Co.	4	767
James River Group Holdings Ltd.	122	4,488
Kinsale Capital Group, Inc.	73	13,275
Maiden Holdings Ltd.*	236	739
MBIA, Inc.*(b)	163	1,824
MetroMile, Inc.*	123	492
National Western Life Group, Inc., Class A	8	1,773
NI Holdings, Inc.*	30	586
Palomar Holdings, Inc.*(b)	84	7,543
ProAssurance Corp.	183	4,667
RLI Corp.	136	14,855
Safety Insurance Group, Inc.	50	4,066
Selective Insurance Group, Inc.	203	16,965
Selectquote, Inc.*	455	4,345
SiriusPoint Ltd.*	300	2,943
State Auto Financial Corp.	61	3,085
Stewart Information Services Corp.	91	5,728
Tiptree, Inc.	77	778
Trean Insurance Group, Inc.*	60	613
Trupanion, Inc.*	131	11,997
United Fire Group, Inc.	71	1,843
United Insurance Holdings Corp.	68	259
Universal Insurance Holdings, Inc.	92	1,310
		192,695
Interactive Media & Services - 0.1%
Cargurus, Inc.*(b)	316	9,600
Cars.com, Inc.*	232	2,951
Eventbrite, Inc., Class A*	255	4,508
EverQuote, Inc., Class A*	64	1,260
fuboTV, Inc.*	446	13,001
Liberty TripAdvisor Holdings, Inc., Class A*	247	924
MediaAlpha, Inc., Class A*	70	1,553
QuinStreet, Inc.*	168	3,009
TrueCar, Inc.*	333	1,399
Yelp, Inc.*	246	9,473
		47,678
Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A*	90	2,858
CarParts.com, Inc.*	161	2,780
Duluth Holdings, Inc., Class B*(b)	41	638
Groupon, Inc.*	80	1,982
Lands' End, Inc.*	49	1,659
Liquidity Services, Inc.*	90	2,196
Overstock.com, Inc.*(b)	145	10,462
PetMed Express, Inc.	68	1,873
Porch Group, Inc.*	54	1,080
Quotient Technology, Inc.*	302	2,192
RealReal, Inc. (The)*	267	3,321
Revolve Group, Inc.*	122	7,010
Shutterstock, Inc.	80	9,221
Stamps.com, Inc.*	61	20,063
Stitch Fix, Inc., Class A*	202	8,466
		75,801
IT Services - 0.3%
BigCommerce Holdings, Inc., Series 1*	160	9,526
Brightcove, Inc.*	136	1,545
Cantaloupe, Inc.*	197	2,017
Cass Information Systems, Inc.	49	2,209
Conduent, Inc.*	569	4,154
Contra BmTechnologies*	12	117
CSG Systems International, Inc.	110	5,303
DigitalOcean Holdings, Inc.*	44	2,714
EVERTEC, Inc.	206	9,527
Evo Payments, Inc., Class A*	160	4,070
ExlService Holdings, Inc.*	111	13,669
GreenBox POS*	59	575
GreenSky, Inc., Class A*	243	1,932
Grid Dynamics Holdings, Inc.*	104	2,784
Hackett Group, Inc. (The)	84	1,646
I3 Verticals, Inc., Class A*	70	2,024
IBEX Holdings Ltd.*	19	342
International Money Express, Inc.*	109	1,988
Limelight Networks, Inc.*(b)	425	1,147
LiveRamp Holdings, Inc.*	222	10,878
Maximus, Inc.	208	18,115
MoneyGram International, Inc.*	265	2,382
Paya Holdings, Inc.*	279	2,692
Perficient, Inc.*	110	13,114
Priority Technology Holdings, Inc.*	34	205
Rackspace Technology, Inc.*	183	2,557
Repay Holdings Corp.*	261	6,006
StarTek, Inc.*	57	346
TTEC Holdings, Inc.	63	6,644
Tucows, Inc., Class A*(b)	32	2,372
Unisys Corp.*	223	5,399
Verra Mobility Corp.*	455	7,057
		145,056
Leisure Products - 0.1%
Acushnet Holdings Corp.	116	5,795
American Outdoor Brands, Inc.*	48	1,336
AMMO, Inc.*	223	1,639
Callaway Golf Co.*	393	11,028
Clarus Corp.	82	2,221
Escalade, Inc.	34	785
Genius Brands International, Inc.*(b)	959	1,602
Johnson Outdoors, Inc., Class A	18	2,066
Latham Group, Inc.*	80	1,758
Malibu Boats, Inc., Class A*	70	5,012
Marine Products Corp.	28	397
MasterCraft Boat Holdings, Inc.*	64	1,596
Nautilus, Inc.*(b)	101	1,152
Smith & Wesson Brands, Inc.	182	4,392
Sturm Ruger & Co., Inc.	58	4,535
Vista Outdoor, Inc.*	198	8,088
		53,402
Life Sciences Tools & Services - 0.2%
Akoya Biosciences, Inc.*	26	415
Berkeley Lights, Inc.*	163	5,796
Bionano Genomics, Inc.*	955	5,568

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
ChromaDex Corp.*(b)	159	1,356
Codexis, Inc.*	205	5,539
Fluidigm Corp.*(b)	254	1,831
Harvard Bioscience, Inc.*	130	1,074
Inotiv, Inc.*	44	1,145
Medpace Holdings, Inc.*	99	18,053
NanoString Technologies, Inc.*	154	8,963
NeoGenomics, Inc.*(b)	384	18,670
Pacific Biosciences of California, Inc.*	660	20,665
Personalis, Inc.*	121	2,563
Quanterix Corp.*	105	5,360
Seer, Inc.*	52	2,079
		99,077
Machinery - 0.9%
AgEagle Aerial Systems, Inc.*	226	800
Alamo Group, Inc.	34	5,270
Albany International Corp., Class A	104	8,146
Altra Industrial Motion Corp.	220	12,883
Astec Industries, Inc.	76	4,647
Barnes Group, Inc.	161	7,675
Blue Bird Corp.*	53	1,147
Chart Industries, Inc.*	124	23,359
CIRCOR International, Inc.*	63	2,252
Columbus McKinnon Corp.	94	4,329
Commercial Vehicle Group, Inc.*	109	1,146
Desktop Metal, Inc., Class A*	284	2,357
Douglas Dynamics, Inc.	76	3,020
Energy Recovery, Inc.*	143	2,921
Enerpac Tool Group Corp.	205	5,158
EnPro Industries, Inc.	70	5,986
ESCO Technologies, Inc.	86	7,750
Evoqua Water Technologies Corp.*	393	15,296
ExOne Co. (The)*	58	1,424
Federal Signal Corp.	205	8,329
Franklin Electric Co., Inc.	157	13,342
Gorman-Rupp Co. (The)	76	2,665
Greenbrier Cos., Inc. (The)	110	4,851
Helios Technologies, Inc.	110	8,978
Hillenbrand, Inc.	256	11,884
Hydrofarm Holdings Group, Inc.*(b)	38	1,921
Hyliion Holdings Corp.*	398	3,514
Hyster-Yale Materials Handling, Inc.	34	1,993
Ideanomics, Inc.*(b)	1,387	3,481
John Bean Technologies Corp.	106	15,464
Kadant, Inc.	39	8,156
Kennametal, Inc.	284	10,559
Lindsay Corp.	37	6,096
Luxfer Holdings plc	97	2,071
Lydall, Inc.*	59	3,657
Manitowoc Co., Inc. (The)*	117	2,837
Mayville Engineering Co., Inc.*	31	463
Meritor, Inc.*	238	5,645
Miller Industries, Inc.	38	1,414
Mueller Industries, Inc.	191	8,521
Mueller Water Products, Inc., Class A	535	8,892
Nikola Corp.*	680	7,092
NN, Inc.*	146	794
Omega Flex, Inc.	11	1,672
Park-Ohio Holdings Corp.	29	748
Proto Labs, Inc.*(b)	94	6,971
RBC Bearings, Inc.*	84	19,448
REV Group, Inc.	97	1,577
Rexnord Corp.	408	24,790
Shyft Group, Inc. (The)	117	5,149
SPX Corp.*	150	9,372
SPX FLOW, Inc.	143	11,516
Standex International Corp.	41	4,069
Tennant Co.	63	4,661
Terex Corp.	232	11,844
Titan International, Inc.*	171	1,421
TriMas Corp.*	146	4,688
Trinity Industries, Inc.	295	8,564
Wabash National Corp.	175	2,719
Watts Water Technologies, Inc., Class A	93	15,956
Welbilt, Inc.*	444	10,390
		403,740
Marine - 0.0%(c)
Costamare, Inc.	179	2,574
Eagle Bulk Shipping, Inc.*	29	1,432
Genco Shipping & Trading Ltd.	109	2,124
Matson, Inc.	145	11,480
Safe Bulkers, Inc.*	187	756
		18,366
Media - 0.3%
Advantage Solutions, Inc.*	259	2,256
AMC Networks, Inc., Class A*	99	4,705
Boston Omaha Corp., Class A*	59	2,109
Cardlytics, Inc.*	109	9,895
Clear Channel Outdoor Holdings, Inc.*	1,233	3,243
comScore, Inc.*	234	908
Daily Journal Corp.*	3	1,020
Digital Media Solutions, Inc.*	10	78
Emerald Holding, Inc.*	82	408
Entercom Communications Corp.*	400	1,420
Entravision Communications Corp., Class A	201	1,401
EW Scripps Co. (The), Class A	194	3,597
Fluent, Inc.*	147	400
Gannett Co., Inc.*	478	3,035
Gray Television, Inc.	290	6,595
Hemisphere Media Group, Inc.*	54	665
iHeartMedia, Inc., Class A*	380	9,454
John Wiley & Sons, Inc., Class A	146	8,483
Loral Space & Communications, Inc.	44	1,848
Magnite, Inc.*	357	10,360
Meredith Corp.*	135	5,806
National CineMedia, Inc.	200	512
Scholastic Corp.	99	3,291
Sinclair Broadcast Group, Inc., Class A(b)	156	4,682
Stagwell, Inc.*	211	1,473
TechTarget, Inc.*	86	7,274
TEGNA, Inc.	751	13,308
Thryv Holdings, Inc.*	22	682
WideOpenWest, Inc.*	177	3,756
		112,664
Metals & Mining - 0.3%
Allegheny Technologies, Inc.*	433	7,733
Arconic Corp.*	376	12,968
Carpenter Technology Corp.	162	5,403

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Century Aluminum Co.*	174	2,231
Coeur Mining, Inc.*	822	5,795
Commercial Metals Co.	409	13,342
Compass Minerals International, Inc.	116	7,764
Constellium SE, Class A*	417	8,432
Gatos Silver, Inc.*	117	1,678
Haynes International, Inc.	42	1,648
Hecla Mining Co.	1,805	11,101
Kaiser Aluminum Corp.	53	6,692
Materion Corp.	69	5,039
MP Materials Corp.*	247	8,292
Novagold Resources, Inc.*	806	5,827
Olympic Steel, Inc.	32	872
Perpetua Resources Corp.*	90	456
PolyMet Mining Corp.*	99	334
Ryerson Holding Corp.	55	1,273
Schnitzer Steel Industries, Inc., Class A	88	4,163
SunCoke Energy, Inc.	283	1,967
TimkenSteel Corp.*	154	2,107
Warrior Met Coal, Inc.	175	3,918
Worthington Industries, Inc.	117	6,780
		125,815
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AFC Gamma, Inc.	24	512
Apollo Commercial Real Estate Finance, Inc.	476	7,402
Arbor Realty Trust, Inc.	432	7,897
Ares Commercial Real Estate Corp.	127	2,004
ARMOUR Residential REIT, Inc.	241	2,617
Blackstone Mortgage Trust, Inc., Class A	470	15,421
BrightSpire Capital, Inc.	286	2,866
Broadmark Realty Capital, Inc.	437	4,593
Capstead Mortgage Corp.	324	2,232
Chimera Investment Corp.	782	11,980
Dynex Capital, Inc.	103	1,829
Ellington Financial, Inc.	140	2,593
Granite Point Mortgage Trust, Inc.	186	2,559
Great Ajax Corp.	73	1,032
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	260	15,696
Invesco Mortgage Capital, Inc.(b)	843	2,630
KKR Real Estate Finance Trust, Inc.	110	2,346
Ladder Capital Corp.	386	4,404
MFA Financial, Inc.	1,503	7,214
New York Mortgage Trust, Inc.	1,290	5,702
Orchid Island Capital, Inc.(b)	322	1,617
PennyMac Mortgage Investment Trust	332	6,444
Ready Capital Corp.	196	3,001
Redwood Trust, Inc.	383	4,776
TPG RE Finance Trust, Inc.	204	2,570
Two Harbors Investment Corp.	1,065	7,029
		128,966
Multiline Retail - 0.1%
Big Lots, Inc.	119	5,791
Dillard's, Inc., Class A	21	4,000
Franchise Group, Inc.	96	3,334
Macy's, Inc.*	1,068	23,912
		37,037
Multi-Utilities - 0.1%
Avista Corp.	236	9,876
Black Hills Corp.	214	15,051
NorthWestern Corp.	173	11,003
Unitil Corp.	50	2,480
		38,410
Oil, Gas & Consumable Fuels - 0.7%
Aemetis, Inc.*	79	879
Alto Ingredients, Inc.*	242	1,232
Altus Midstream Co.(b)	11	717
Antero Resources Corp.*	972	13,336
Arch Resources, Inc.*	51	3,860
Berry Corp.	228	1,368
Bonanza Creek Energy, Inc.	105	4,082
Brigham Minerals, Inc., Class A	148	2,830
California Resources Corp.*	286	9,790
Callon Petroleum Co.*	135	4,613
Centennial Resource Development, Inc., Class A*	615	3,137
Centrus Energy Corp., Class A*	32	925
Chesapeake Energy Corp.	336	18,752
Clean Energy Fuels Corp.*	472	3,743
CNX Resources Corp.*	743	8,441
Comstock Resources, Inc.*	311	1,838
CONSOL Energy, Inc.*	116	2,648
Contango Oil & Gas Co.*	499	1,811
CVR Energy, Inc.(b)	101	1,454
Delek US Holdings, Inc.*	223	3,816
Denbury, Inc.*	172	12,097
DHT Holdings, Inc.	490	2,710
Dorian LPG Ltd.	102	1,348
Earthstone Energy, Inc., Class A*	81	670
Energy Fuels, Inc.*	479	2,591
Equitrans Midstream Corp.	1,390	12,135
Extraction Oil & Gas, Inc.*	53	2,413
Falcon Minerals Corp.	135	599
Frontline Ltd.	406	2,931
Gevo, Inc.*	662	4,124
Golar LNG Ltd.*	349	3,926
Green Plains, Inc.*	145	5,090
HighPeak Energy, Inc.(b)	17	164
International Seaways, Inc.	140	2,408
Kosmos Energy Ltd.*	1,377	3,250
Laredo Petroleum, Inc.*	42	2,269
Magnolia Oil & Gas Corp., Class A	473	7,417
Matador Resources Co.	377	10,839
Meta Materials, Inc.*	208	967
Murphy Oil Corp.	499	10,609
Nordic American Tankers Ltd.	513	1,216
Northern Oil and Gas, Inc.	162	2,689
Oasis Petroleum, Inc.	69	5,975
Ovintiv, Inc.	891	24,289
Par Pacific Holdings, Inc.*	152	2,506
PBF Energy, Inc., Class A*	326	3,390
PDC Energy, Inc.	338	14,112
Peabody Energy Corp.*	235	3,755
Penn Virginia Corp.*	52	1,076
Range Resources Corp.*	812	11,871
Renewable Energy Group, Inc.*	152	7,360
REX American Resources Corp.*	18	1,526
Riley Exploration Permian, Inc.	30	606
Scorpio Tankers, Inc.	166	2,691
SFL Corp. Ltd.	355	2,851
SM Energy Co.	397	7,583

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Southwestern Energy Co.*	2,302	10,474
Talos Energy, Inc.*	125	1,550
Teekay Corp.*	236	715
Teekay Tankers Ltd., Class A*	80	916
Tellurian, Inc.*(b)	1,076	3,432
Uranium Energy Corp.*(b)	721	1,810
Ur-Energy, Inc.*	614	798
Vine Energy, Inc., Class A*	70	1,041
W&T Offshore, Inc.*	318	1,037
Whiting Petroleum Corp.*	134	6,291
World Fuel Services Corp.	212	6,860
		306,249
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	55	1,787
Domtar Corp.*	169	9,266
Glatfelter Corp.	150	2,370
Neenah, Inc.	57	2,872
Schweitzer-Mauduit International, Inc.	106	4,057
Verso Corp., Class A	102	1,943
		22,295
Personal Products - 0.1%
Beauty Health Co. (The)*	157	4,036
BellRing Brands, Inc., Class A*	135	4,559
Edgewell Personal Care Co.	185	7,826
elf Beauty, Inc.*	155	4,797
Honest Co., Inc. (The)*	84	855
Inter Parfums, Inc.	61	4,425
Medifast, Inc.	39	8,888
Nature's Sunshine Products, Inc.	40	685
Nu Skin Enterprises, Inc., Class A	169	8,555
Revlon, Inc., Class A*	23	262
USANA Health Sciences, Inc.*	42	4,075
Veru, Inc.*	214	1,909
		50,872
Pharmaceuticals - 0.4%
9 Meters Biopharma, Inc.*	722	939
Aclaris Therapeutics, Inc.*	147	2,383
Aerie Pharmaceuticals, Inc.*(b)	143	2,132
Amneal Pharmaceuticals, Inc.*	339	1,912
Amphastar Pharmaceuticals, Inc.*	125	2,457
Ampio Pharmaceuticals, Inc.*	646	1,059
Angion Biomedica Corp.*	20	220
ANI Pharmaceuticals, Inc.*(b)	33	1,001
Antares Pharma, Inc.*(b)	567	2,234
Arvinas, Inc.*	148	12,759
Atea Pharmaceuticals, Inc.*(b)	219	6,509
Athira Pharma, Inc.*	110	1,165
Avalo Therapeutics, Inc.*	181	561
Axsome Therapeutics, Inc.*	94	2,414
BioDelivery Sciences International, Inc.*	316	1,220
Cara Therapeutics, Inc.*	150	2,367
Cassava Sciences, Inc.*(b)	131	7,447
Citius Pharmaceuticals, Inc.*	386	868
Collegium Pharmaceutical, Inc.*	120	2,464
Corcept Therapeutics, Inc.*	328	6,980
CorMedix, Inc.*	128	827
Cymabay Therapeutics, Inc.*(b)	236	934
Durect Corp.*	769	1,069
Edgewise Therapeutics, Inc.*	41	649
Endo International plc*	779	1,784
Esperion Therapeutics, Inc.*(b)	89	1,159
Evolus, Inc.*	110	1,166
EyePoint Pharmaceuticals, Inc.*	72	788
Fulcrum Therapeutics, Inc.*	76	2,257
Harmony Biosciences Holdings, Inc.*	75	2,542
Ikena Oncology, Inc.*	30	386
Innoviva, Inc.*	215	3,281
Intra-Cellular Therapies, Inc.*	240	7,968
Kala Pharmaceuticals, Inc.*(b)	165	558
Kaleido Biosciences, Inc.*	66	405
KemPharm, Inc.*	96	893
Landos Biopharma, Inc.*	22	292
Marinus Pharmaceuticals, Inc.*	125	1,545
Mind Medicine MindMed, Inc.*	1,094	3,162
NGM Biopharmaceuticals, Inc.*	106	2,314
Nuvation Bio, Inc.*	121	1,117
Ocular Therapeutix, Inc.*	260	2,746
Omeros Corp.*(b)	205	3,341
Oramed Pharmaceuticals, Inc.*	91	1,791
Pacira BioSciences, Inc.*	148	8,775
Paratek Pharmaceuticals, Inc.*	155	862
Phathom Pharmaceuticals, Inc.*	69	2,456
Phibro Animal Health Corp., Class A	70	1,700
Pliant Therapeutics, Inc.*(b)	82	1,496
Prestige Consumer Healthcare, Inc.*	171	9,814
Provention Bio, Inc.*(b)	188	1,261
Rain Therapeutics, Inc.*	24	421
Reata Pharmaceuticals, Inc., Class A*	93	9,905
Relmada Therapeutics, Inc.*	51	1,219
Revance Therapeutics, Inc.*	238	6,374
Seelos Therapeutics, Inc.*	258	568
SIGA Technologies, Inc.*	168	1,097
Supernus Pharmaceuticals, Inc.*	167	4,597
Tarsus Pharmaceuticals, Inc.*	29	768
Terns Pharmaceuticals, Inc.*	29	390
TherapeuticsMD, Inc.*	1,229	977
Theravance Biopharma, Inc.*	181	1,502
Verrica Pharmaceuticals, Inc.*(b)	44	493
WaVe Life Sciences Ltd.*	127	804
Zogenix, Inc.*	191	2,829
		160,373
Professional Services - 0.4%
Acacia Research Corp.*	167	1,017
ASGN, Inc.*	176	19,745
Atlas Technical Consultants, Inc.*	46	465
Barrett Business Services, Inc.	24	1,860
CBIZ, Inc.*	171	5,833
CRA International, Inc.	23	2,139
Exponent, Inc.	176	20,574
Forrester Research, Inc.*	38	1,807
Franklin Covey Co.*	42	1,826
GP Strategies Corp.*	42	869
Heidrick & Struggles International, Inc.	65	2,809
HireQuest, Inc.(b)	18	334
Huron Consulting Group, Inc.*	75	3,703
ICF International, Inc.	63	5,901
Insperity, Inc.	123	13,572
KBR, Inc.	481	18,730
Kelly Services, Inc., Class A	120	2,333
Kforce, Inc.	70	4,089

Hedge Replication ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Korn Ferry	182	12,866
ManTech International Corp., Class A	93	7,363
Mistras Group, Inc.*	68	721
Rekor Systems, Inc.*	106	1,157
Resources Connection, Inc.	107	1,691
TriNet Group, Inc.*	137	12,615
TrueBlue, Inc.*	119	3,252
Upwork, Inc.*	397	17,750
Willdan Group, Inc.*	37	1,399
		166,420
Real Estate Management & Development - 0.2%
Cushman & Wakefield plc*	399	7,238
eXp World Holdings, Inc.	211	9,674
Fathom Holdings, Inc.*(b)	18	514
Forestar Group, Inc.*	58	1,206
FRP Holdings, Inc.*	22	1,269
Kennedy-Wilson Holdings, Inc.	409	8,994
Marcus & Millichap, Inc.*	81	3,177
Newmark Group, Inc., Class A	506	6,892
Rafael Holdings, Inc., Class B*	33	1,381
RE/MAX Holdings, Inc., Class A	63	2,110
Realogy Holdings Corp.*	392	6,879
Redfin Corp.*	346	16,805
RMR Group, Inc. (The), Class A	52	2,410
St Joe Co. (The)	114	5,275
Tejon Ranch Co.*	71	1,365
		75,189
Road & Rail - 0.1%
ArcBest Corp.	86	5,739
Avis Budget Group, Inc.*	174	15,791
Covenant Logistics Group, Inc., Class A*	41	999
Daseke, Inc.*	143	1,351
Heartland Express, Inc.	162	2,718
HyreCar, Inc.*	59	663
Marten Transport Ltd.	203	3,165
PAM Transportation Services, Inc.*	12	420
Saia, Inc.*	90	21,612
Universal Logistics Holdings, Inc.	27	590
US Xpress Enterprises, Inc., Class A*	91	795
Werner Enterprises, Inc.	213	10,045
Yellow Corp.*	170	1,035
		64,923
Semiconductors & Semiconductor Equipment - 0.7%
Alpha & Omega Semiconductor Ltd.*	72	2,092
Ambarella, Inc.*	119	12,325
Amkor Technology, Inc.	347	9,532
Atomera, Inc.*	69	1,702
Axcelis Technologies, Inc.*	114	5,667
AXT, Inc.*(b)	135	1,257
CEVA, Inc.*	76	3,667
CMC Materials, Inc.	100	13,262
Cohu, Inc.*	163	5,816
Diodes, Inc.*	148	14,331
DSP Group, Inc.*	76	1,664
FormFactor, Inc.*	264	10,264
Ichor Holdings Ltd.*	94	4,165
Impinj, Inc.*	64	3,731
Kopin Corp.*	263	1,546
Kulicke & Soffa Industries, Inc.	208	14,599
Lattice Semiconductor Corp.*	461	28,637
MACOM Technology Solutions Holdings, Inc.*	166	10,078
MaxLinear, Inc.*	238	12,431
NeoPhotonics Corp.*	171	1,597
NVE Corp.	17	1,194
Onto Innovation, Inc.*	166	12,306
PDF Solutions, Inc.*	101	2,274
Photronics, Inc.*	209	3,150
Power Integrations, Inc.	205	22,271
Rambus, Inc.*	381	9,068
Semtech Corp.*	220	15,382
Silicon Laboratories, Inc.*	151	23,801
SiTime Corp.*	44	9,365
SkyWater Technology, Inc.*	28	935
SMART Global Holdings, Inc.*	49	2,375
SunPower Corp.*(b)	273	5,883
Synaptics, Inc.*	120	22,774
Ultra Clean Holdings, Inc.*	148	6,843
Veeco Instruments, Inc.*	169	3,851
		299,835
Software - 1.5%
8x8, Inc.*	361	8,718
A10 Networks, Inc.*	204	2,834
ACI Worldwide, Inc.*	401	12,924
Agilysys, Inc.*	65	3,694
Alarm.com Holdings, Inc.*	161	13,577
Alkami Technology, Inc.*	23	657
Altair Engineering, Inc., Class A*(b)	154	11,394
American Software, Inc., Class A	105	2,664
Appfolio, Inc., Class A*(b)	64	7,558
Appian Corp.*	134	14,365
Asana, Inc., Class A*	250	18,887
Avaya Holdings Corp.*	280	5,648
Benefitfocus, Inc.*	85	1,026
Blackbaud, Inc.*	165	11,499
Blackline, Inc.*(b)	183	19,965
Bottomline Technologies DE, Inc.*	151	6,383
Box, Inc., Class A*	501	12,916
BTRS Holdings, Inc.*	161	1,756
Cerence, Inc.*	129	13,989
ChannelAdvisor Corp.*	100	2,562
Cleanspark, Inc.*(b)	111	1,532
Cloudera, Inc.*	786	12,521
CommVault Systems, Inc.*	143	11,579
Cornerstone OnDemand, Inc.*	214	12,262
Digimarc Corp.*(b)	44	1,287
Digital Turbine, Inc.*	287	16,775
Domo, Inc., Class B*	93	8,323
E2open Parent Holdings, Inc.*	142	1,695
Ebix, Inc.(b)	90	2,590
eGain Corp.*	70	825
Envestnet, Inc.*	185	14,776
GTY Technology Holdings, Inc.*	109	804
Intelligent Systems Corp.*	24	926
InterDigital, Inc.	105	7,572
J2 Global, Inc.*	148	20,380
JFrog Ltd.*	175	6,727
LivePerson, Inc.*(b)	218	13,974
Marathon Digital Holdings, Inc.*	325	13,192
MicroStrategy, Inc., Class A*	28	19,440
Mimecast Ltd.*	203	14,171
Mitek Systems, Inc.*	142	3,177

Hedge Replication ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Model N, Inc.*	119	4,035
Momentive Global, Inc.*	435	8,530
ON24, Inc.*	31	701
OneSpan, Inc.*	120	2,312
PagerDuty, Inc.*	275	11,770
Ping Identity Holding Corp.*(b)	148	3,841
Progress Software Corp.	150	6,984
PROS Holdings, Inc.*	136	5,881
Q2 Holdings, Inc.*	186	16,385
QAD, Inc., Class A	40	3,480
Qualys, Inc.*	116	13,616
Rapid7, Inc.*(b)	187	22,724
Rimini Street, Inc.*	149	1,423
Riot Blockchain, Inc.*	287	10,711
Sailpoint Technologies Holdings, Inc.*	308	14,433
Sapiens International Corp. NV	105	2,997
SecureWorks Corp., Class A*	33	675
ShotSpotter, Inc.*	29	1,155
Smith Micro Software, Inc.*	152	758
Sprout Social, Inc., Class A*	151	18,362
SPS Commerce, Inc.*	123	16,670
Sumo Logic, Inc.*	277	5,775
Telos Corp.*	59	1,947
Tenable Holdings, Inc.*	308	13,666
Upland Software, Inc.*	97	3,781
Varonis Systems, Inc.*	360	24,844
Verint Systems, Inc.*	219	9,776
Veritone, Inc.*	96	2,003
Viant Technology, Inc., Class A*	37	509
VirnetX Holding Corp.*(b)	216	970
Vonage Holdings Corp.*	821	11,576
Workiva, Inc.*	143	20,059
Xperi Holding Corp.	357	7,629
Yext, Inc.*	378	5,111
Zix Corp.*	182	1,409
Zuora, Inc., Class A*	357	6,062
		640,104
Specialty Retail - 0.6%
Aaron's Co., Inc. (The)	115	3,050
Abercrombie & Fitch Co., Class A*	208	7,438
Academy Sports & Outdoors, Inc.*	209	9,252
American Eagle Outfitters, Inc.	517	15,779
America's Car-Mart, Inc.*	20	2,587
Arko Corp.*	69	713
Asbury Automotive Group, Inc.*	66	12,292
Barnes & Noble Education, Inc.*	130	1,061
Bed Bath & Beyond, Inc.*	373	10,272
Big 5 Sporting Goods Corp.	71	1,974
Blink Charging Co.*	124	4,021
Boot Barn Holdings, Inc.*	97	8,660
Buckle, Inc. (The)	101	3,912
Caleres, Inc.	125	3,074
Camping World Holdings, Inc., Class A	144	5,751
CarLotz, Inc.*	148	608
Cato Corp. (The), Class A	68	1,174
Chico's FAS, Inc.*	408	2,109
Children's Place, Inc. (The)*	48	4,168
Citi Trends, Inc.*	31	2,670
Conn's, Inc.*	61	1,501
Container Store Group, Inc. (The)*	108	1,253
Designer Brands, Inc., Class A*	205	2,972
Genesco, Inc.*	50	3,101
Group 1 Automotive, Inc.	59	9,761
GrowGeneration Corp.*	184	5,886
Guess?, Inc.	137	3,314
Haverty Furniture Cos., Inc.	57	2,031
Hibbett, Inc.	55	5,263
JOANN, Inc.	39	535
Kirkland's, Inc.*	48	918
Lazydays Holdings, Inc.*	24	590
Lumber Liquidators Holdings, Inc.*	97	2,023
MarineMax, Inc.*(b)	73	3,549
Monro, Inc.	113	6,431
Murphy USA, Inc.	85	13,199
National Vision Holdings, Inc.*(b)	277	16,614
ODP Corp. (The)*	166	7,830
OneWater Marine, Inc., Class A(b)	34	1,377
Party City Holdco, Inc.*	375	2,554
Rent-A-Center, Inc.	224	14,130
Sally Beauty Holdings, Inc.*	382	7,101
Shift Technologies, Inc.*	211	1,570
Shoe Carnival, Inc.	59	2,259
Signet Jewelers Ltd.	177	14,018
Sleep Number Corp.*	82	7,586
Sonic Automotive, Inc., Class A	74	3,740
Sportsman's Warehouse Holdings, Inc.*	148	2,626
Tilly's, Inc., Class A	76	1,183
TravelCenters of America, Inc.*	42	1,763
Urban Outfitters, Inc.*	234	7,727
Winmark Corp.	12	2,516
Zumiez, Inc.*	74	2,974
		260,460
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	412	12,541
Avid Technology, Inc.*	123	3,175
Corsair Gaming, Inc.*(b)	91	2,634
Diebold Nixdorf, Inc.*	244	2,655
Eastman Kodak Co.*	152	1,107
Quantum Corp.*	189	1,179
Super Micro Computer, Inc.*	146	5,335
Turtle Beach Corp.*	51	1,449
		30,075
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.*	219	31,278
Fossil Group, Inc.*	160	2,144
G-III Apparel Group Ltd.*	151	4,670
Kontoor Brands, Inc.	176	9,497
Movado Group, Inc.	53	1,915
Oxford Industries, Inc.	54	4,876
PLBY Group, Inc.*	37	919
Rocky Brands, Inc.	23	1,143
Steven Madden Ltd.	278	11,251
Superior Group of Cos., Inc.	39	930
Unifi, Inc.*	45	1,046
Vera Bradley, Inc.*	88	1,009
Wolverine World Wide, Inc.	276	9,897
		80,575
Thrifts & Mortgage Finance - 0.4%
Axos Financial, Inc.*	194	9,405
Bridgewater Bancshares, Inc.*	71	1,161
Capitol Federal Financial, Inc.	441	5,089
Columbia Financial, Inc.*	136	2,452
Essent Group Ltd.	377	17,749

Hedge Replication ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Federal Agricultural Mortgage Corp., Class C	31	3,035
Finance of America Cos., Inc., Class A*	114	627
Flagstar Bancorp, Inc.	177	8,755
FS Bancorp, Inc.	25	854
Hingham Institution For Savings (The)	4	1,298
Home Bancorp, Inc.	27	1,010
Home Point Capital, Inc.	24	95
HomeStreet, Inc.	71	2,900
Kearny Financial Corp.	248	3,147
Luther Burbank Corp.	53	688
Merchants Bancorp	33	1,210
Meridian Bancorp, Inc.	158	3,283
Meta Financial Group, Inc.	106	5,214
Mr Cooper Group, Inc.*	242	9,409
NMI Holdings, Inc., Class A*	286	6,455
Northfield Bancorp, Inc.	155	2,620
Northwest Bancshares, Inc.	415	5,403
Ocwen Financial Corp.*	28	792
PCSB Financial Corp.	46	839
PennyMac Financial Services, Inc.	120	7,986
Pioneer Bancorp, Inc.*	39	479
Premier Financial Corp.	125	3,800
Provident Bancorp, Inc.	53	860
Provident Financial Services, Inc.	258	5,694
Radian Group, Inc.	654	15,454
Southern Missouri Bancorp, Inc.	27	1,218
TrustCo Bank Corp.	64	2,054
Velocity Financial, Inc.*	29	373
Walker & Dunlop, Inc.	100	11,105
Washington Federal, Inc.	245	8,159
Waterstone Financial, Inc.	73	1,481
WSFS Financial Corp.	160	7,266
		159,419
Tobacco - 0.0%(c)
22nd Century Group, Inc.*(b)	513	1,831
Turning Point Brands, Inc.	50	2,488
Universal Corp.	82	4,149
Vector Group Ltd.	487	7,315
		15,783
Trading Companies & Distributors - 0.3%
Alta Equipment Group, Inc.*	63	835
Applied Industrial Technologies, Inc.	132	11,723
Beacon Roofing Supply, Inc.*	189	9,730
BlueLinx Holdings, Inc.*	31	1,784
Boise Cascade Co.	134	7,752
CAI International, Inc.	55	3,078
Custom Truck One Source, Inc.*	43	369
DXP Enterprises, Inc.*	61	1,829
EVI Industries, Inc.*	19	462
GATX Corp.	120	11,002
Global Industrial Co.	44	1,694
GMS, Inc.*	145	7,164
H&E Equipment Services, Inc.	109	3,711
Herc Holdings, Inc.*	85	11,173
Karat Packaging, Inc.*	15	352
Lawson Products, Inc.*	17	897
McGrath RentCorp	82	5,722
MRC Global, Inc.*(b)	273	2,239
NOW, Inc.*	374	2,872
Rush Enterprises, Inc., Class A	143	6,306
Rush Enterprises, Inc., Class B	22	933
Textainer Group Holdings Ltd.*	163	5,415
Titan Machinery, Inc.*	66	1,896
Transcat, Inc.*	23	1,558
Triton International Ltd.	227	12,421
Veritiv Corp.*	52	4,663
WESCO International, Inc.*	152	17,787
Willis Lease Finance Corp.*	10	377
		135,744
Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	250	9,962

Water Utilities - 0.1%
American States Water Co.	125	11,526
Artesian Resources Corp., Class A	28	1,103
Cadiz, Inc.*	68	914
California Water Service Group	173	10,994
Global Water Resources, Inc.	42	840
Middlesex Water Co.	59	6,455
Pure Cycle Corp.*	65	972
SJW Group	93	6,448
York Water Co. (The)	44	2,269
		41,521
Wireless Telecommunication Services - 0.0%(c)
Gogo, Inc.*(b)	201	2,704
Shenandoah Telecommunications Co.	165	4,922
Telephone and Data Systems, Inc.	343	6,970
United States Cellular Corp.*	52	1,661
		16,257
TOTAL COMMON STOCKS (Cost $8,243,098)		10,051,888

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(b)(d)(e)	39	—
Tobira Therapeutics, Inc., CVR*(d)(e)	10	—

TOTAL RIGHTS (Cost $117)		—

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $56,080)	56,080	56,080

Hedge Replication ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 70.3%

REPURCHASE AGREEMENTS(g) - 3.9%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $1,721,760
(Cost $1,721,758)	1,721,758	1,721,758

U.S. TREASURY OBLIGATIONS - 66.4%
U.S. Treasury Bills
0.04%, 11/4/2021(h) (Cost $29,188,795)	29,191,000	29,188,675

TOTAL SHORT-TERM INVESTMENTS (Cost $30,910,553)		30,910,433

Total Investments - 93.3% (Cost $39,209,848)		41,018,401
Other assets less liabilities - 6.7%		2,939,586
Net Assets - 100.0%		43,957,987

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $367,876, collateralized in the form of cash with a value of $56,080 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $320,070 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $376,150.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of August 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2021 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $56,080.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h)	The rate shown was the current yield as of August 31, 2021.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Hedge Replication ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Futures Contracts Purchased
Hedge Replication ETF had the following open long futures contracts as of August 31, 2021:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
E-Mini Euro	82	9/13/2021	USD	$6,052,625	$(169,991)

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
70,487	11/8/2021	Credit Suisse International	0.51%	Russell 2000® Total Return Index	692,912
845,741	12/15/2021	Credit Suisse International	0.66%	S&P 500® Total Return Index	178,001
1,006,164	11/8/2021	Credit Suisse International	0.36%	iShares® MSCI Emerging Markets ETF[c]	983,591
309,392	1/6/2022	Morgan Stanley & Co. International plc	0.31%	iShares® MSCI Emerging Markets ETF[c]	12,972
(1,213,085)	11/7/2022	Societe Generale	0.75%	iShares® MSCI EAFE ETF[c]	(66,741)
548,468	11/7/2022	Societe Generale	(0.20)%	iShares® MSCI Emerging Markets ETF[c]	26,636
1,143,706	11/8/2021	Societe Generale	0.40%	Russell 2000® Total Return Index	90,782
2,853,811	11/22/2021	Societe Generale	0.45%	S&P 500® Total Return Index	337,672
(886,542)	11/8/2021	UBS AG	0.30%	iShares® MSCI EAFE ETF[c]	(87,271)
1,288,708	11/8/2021	UBS AG	(0.10)%	iShares® MSCI Emerging Markets ETF[c]	(31,569)
1,691,685	11/8/2021	UBS AG	0.10%	Russell 2000® Total Return Index	372,090
7,658,535					2,509,075
				Total Unrealized Appreciation	2,694,656
				Total Unrealized Depreciation	(185,581)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations
USD	U.S. Dollar

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 96.6%

Aerospace & Defense - 3.8%
Bombardier, Inc.
7.88%, 4/15/2027(a)	1,221,000	1,280,157
Howmet Aerospace, Inc.
6.88%, 5/1/2025	773,000	913,593
Spirit AeroSystems, Inc.
7.50%, 4/15/2025(a)	150,000	158,813
TransDigm, Inc.
6.25%, 3/15/2026(a)	2,105,000	2,212,881
5.50%, 11/15/2027	392,000	401,310
		4,966,754
Airlines - 4.0%
American Airlines, Inc.
5.50%, 4/20/2026(a)	1,952,000	2,057,408
5.75%, 4/20/2029(a)	977,000	1,055,028
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	1,097,000	1,155,284
United Airlines, Inc.
4.63%, 4/15/2029(a)	945,000	980,626
		5,248,346
Auto Components - 1.2%
Allison Transmission, Inc.
3.75%, 1/30/2031(a)	509,000	508,364
Clarios Global LP
8.50%, 5/15/2027(a)	644,000	687,470
Icahn Enterprises LP
6.25%, 5/15/2026	363,000	382,511
		1,578,345
Automobiles - 1.9%
Ford Motor Co.
8.50%, 4/21/2023	650,000	719,062
9.00%, 4/22/2025	1,414,000	1,727,484
		2,446,546
Building Products - 0.5%
Builders FirstSource, Inc.
4.25%, 2/1/2032(a)	185,000	190,038
Standard Industries, Inc.
3.38%, 1/15/2031(a)	500,000	480,547
		670,585
Capital Markets - 1.4%
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)	448,000	468,962
MSCI, Inc.
4.00%, 11/15/2029(a)	420,000	449,400
3.88%, 2/15/2031(a)	848,000	905,240
		1,823,602
Chemicals - 1.6%
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)	505,000	534,037
5.25%, 6/1/2027(a)	332,000	354,719
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	287,000	289,095
Tronox, Inc.
4.63%, 3/15/2029(a)	502,000	509,003
WR Grace Holdings LLC
5.63%, 8/15/2029(a)	345,000	359,387
		2,046,241
Commercial Services & Supplies - 2.5%
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	650,000	694,687
Aramark Services, Inc.
6.38%, 5/1/2025(a)	100,000	105,855
5.00%, 2/1/2028(a)(b)	1,100,000	1,143,799
Madison IAQ LLC
5.88%, 6/30/2029(a)	510,000	522,113
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	554,000	599,338
6.25%, 1/15/2028(a)	200,000	207,250
		3,273,042
Communications Equipment - 0.8%
Avaya, Inc.
6.13%, 9/15/2028(a)	650,000	685,750
CommScope, Inc.
6.00%, 3/1/2026(a)	333,000	349,384
		1,035,134
Construction & Engineering - 0.2%
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	217,000	218,628

Consumer Finance - 1.4%
OneMain Finance Corp.
6.13%, 3/15/2024	719,000	774,723
7.13%, 3/15/2026	886,000	1,034,405
		1,809,128
Containers & Packaging - 1.8%
Ball Corp.
2.88%, 8/15/2030	346,000	346,865
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	1,113,000	1,126,022
7.25%, 4/15/2025(a)(b)	459,000	453,744
Reynolds Group Issuer, Inc.
4.00%, 10/15/2027(a)	390,000	389,848
		2,316,479
Diversified Financial Services - 0.7%
MPH Acquisition Holdings LLC
5.75%, 11/1/2028(a)(b)	508,000	485,059
Verscend Escrow Corp.
9.75%, 8/15/2026(a)	400,000	423,000
		908,059
Diversified Telecommunication Services - 4.2%
CCO Holdings LLC
5.13%, 5/1/2027(a)	1,347,000	1,407,359
4.75%, 3/1/2030(a)	976,000	1,032,686
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)(b)	150,000	159,838
5.00%, 5/1/2028(a)	738,000	771,210
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	150,000	151,794
Lumen Technologies, Inc.
5.13%, 12/15/2026(a)	503,000	520,102
Windstream Escrow LLC
7.75%, 8/15/2028(a)	150,000	154,971

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)	1,330,000	1,314,971
		5,512,931
Electric Utilities - 2.8%
FirstEnergy Corp.
Series C, 5.35%, 7/15/2047(c)	1,213,000	1,518,983
NRG Energy, Inc.
6.63%, 1/15/2027	652,000	676,267
PG&E Corp.
5.25%, 7/1/2030	750,000	738,750
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	273,000	284,278
5.00%, 7/31/2027(a)	400,000	415,040
		3,633,318
Electrical Equipment - 0.1%
Sensata Technologies BV
4.00%, 4/15/2029(a)	181,000	187,255

Energy Equipment & Services - 0.4%
Weatherford International Ltd.
11.00%, 12/1/2024(a)	460,000	480,700

Entertainment - 2.5%
Lions Gate Capital Holdings LLC
5.50%, 4/15/2029(a)	330,000	336,946
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(a)	540,000	595,350
Netflix, Inc.
4.88%, 4/15/2028	1,445,000	1,688,844
5.88%, 11/15/2028	554,000	686,960
		3,308,100
Equity Real Estate Investment Trusts (REITs) - 3.7%
Diversified Healthcare Trust
9.75%, 6/15/2025	155,000	170,500
Iron Mountain, Inc.
4.50%, 2/15/2031(a)	546,000	561,528
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	581,000	633,290
SBA Communications Corp.
3.88%, 2/15/2027	244,000	253,584
3.13%, 2/1/2029(a)	753,000	739,823
Uniti Group LP
7.88%, 2/15/2025(a)	252,000	269,325
6.50%, 2/15/2029(a)(b)	600,000	626,250
VICI Properties LP
4.25%, 12/1/2026(a)	785,000	824,578
4.13%, 8/15/2030(a)	685,000	731,237
		4,810,115
Food & Staples Retailing - 1.5%
Albertsons Cos., Inc.
4.63%, 1/15/2027(a)	649,000	687,129
3.50%, 3/15/2029(a)	350,000	353,500
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	759,000	790,309
US Foods, Inc.
6.25%, 4/15/2025(a)	127,000	133,826
		1,964,764
Food Products - 2.3%
JBS USA LUX SA
6.50%, 4/15/2029(a)	574,000	650,055
5.50%, 1/15/2030(a)	660,000	744,843
NBM US Holdings, Inc.
7.00%, 5/14/2026(a)	207,000	220,269
Post Holdings, Inc.
4.63%, 4/15/2030(a)	748,000	763,758
4.50%, 9/15/2031(a)	610,000	615,338
		2,994,263
Health Care Equipment & Supplies - 0.6%
Avantor Funding, Inc.
4.63%, 7/15/2028(a)	786,000	831,116

Health Care Providers & Services - 4.7%
Community Health Systems, Inc.
8.00%, 3/15/2026(a)	698,000	747,174
5.63%, 3/15/2027(a)	794,000	837,670
DaVita, Inc.
4.63%, 6/1/2030(a)	700,000	731,395
3.75%, 2/15/2031(a)	860,000	849,865
Envision Healthcare Corp.
8.75%, 10/15/2026(a)	507,000	428,415
MEDNAX, Inc.
6.25%, 1/15/2027(a)	355,000	374,081
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	450,000	478,688
Select Medical Corp.
6.25%, 8/15/2026(a)	323,000	341,572
Tenet Healthcare Corp.
4.88%, 1/1/2026(a)	450,000	466,785
6.13%, 10/1/2028(a)	852,000	899,418
		6,155,063
Health Care Technology - 1.3%
IQVIA, Inc.
5.00%, 10/15/2026(a)	1,397,000	1,438,910
5.00%, 5/15/2027(a)	190,000	198,537
		1,637,447
Hotels, Restaurants & Leisure - 8.7%
1011778 BC ULC
4.00%, 10/15/2030(a)	980,000	974,590
Caesars Entertainment, Inc.
6.25%, 7/1/2025(a)	856,000	904,749
8.13%, 7/1/2027(a)(b)	991,000	1,095,353
Carnival Corp.
5.75%, 3/1/2027(a)	1,136,000	1,161,799
4.00%, 8/1/2028(a)	500,000	502,500
Golden Nugget, Inc.
6.75%, 10/15/2024(a)	494,000	495,136
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031(a)	497,000	512,531
3.63%, 2/15/2032(a)	1,429,000	1,421,855
Mohegan Gaming & Entertainment
8.00%, 2/1/2026(a)	577,000	604,621
NCL Corp. Ltd.
5.88%, 3/15/2026(a)	496,000	497,240
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025(a)	181,000	208,376
5.50%, 4/1/2028(a)	696,000	702,024

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Scientific Games International, Inc.
5.00%, 10/15/2025(a)	1,109,000	1,140,662
8.25%, 3/15/2026(a)	434,000	461,614
Yum! Brands, Inc.
3.63%, 3/15/2031	578,000	593,797
		11,276,847
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp.
4.50%, 2/15/2028(a)	568,000	585,040
5.13%, 3/15/2028(a)(b)	511,000	519,942
		1,104,982
Insurance - 1.4%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027(a)	548,000	568,550
HUB International Ltd.
7.00%, 5/1/2026(a)	729,000	754,224
NFP Corp.
6.88%, 8/15/2028(a)	481,000	493,626
		1,816,400
IT Services - 1.9%
Banff Merger Sub, Inc.
9.75%, 9/1/2026(a)	819,000	858,926
Black Knight InfoServ LLC
3.63%, 9/1/2028(a)	340,000	344,250
Exela Intermediate LLC
10.00%, 7/15/2023(a)	612,000	459,000
Square, Inc.
2.75%, 6/1/2026(a)	785,000	806,242
		2,468,418
Media - 8.3%
AMC Networks, Inc.
4.25%, 2/15/2029	296,000	293,780
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/2029(a)	150,000	155,250
Clear Channel Worldwide Holdings, Inc.
5.13%, 8/15/2027(a)	775,000	797,746
CSC Holdings LLC
5.75%, 1/15/2030(a)	740,000	781,958
4.63%, 12/1/2030(a)	800,000	784,360
Diamond Sports Group LLC
5.38%, 8/15/2026(a)	1,224,000	810,900
6.63%, 8/15/2027(a)(b)	1,679,000	721,970
DISH DBS Corp.
5.13%, 6/1/2029(a)	192,000	191,036
iHeartCommunications, Inc.
8.38%, 5/1/2027	446,000	473,786
Meredith Corp.
6.88%, 2/1/2026	673,000	697,396
News Corp.
3.88%, 5/15/2029(a)	237,000	243,480
Nexstar Media, Inc.
5.63%, 7/15/2027(a)	744,000	789,905
4.75%, 11/1/2028(a)	444,000	461,662
Radiate Holdco LLC
6.50%, 9/15/2028(a)	323,000	329,460
Sirius XM Radio, Inc.
4.00%, 7/15/2028(a)	434,000	444,720
3.88%, 9/1/2031(a)	266,000	264,337
TEGNA, Inc.
4.63%, 3/15/2028	625,000	647,987
5.00%, 9/15/2029	906,000	956,852
Terrier Media Buyer, Inc.
8.88%, 12/15/2027(a)	340,000	362,100
Univision Communications, Inc.
6.63%, 6/1/2027(a)	226,000	244,713
4.50%, 5/1/2029(a)	350,000	355,040
		10,808,438
Metals & Mining - 1.8%
First Quantum Minerals Ltd.
7.25%, 4/1/2023(a)	258,000	262,999
6.88%, 10/15/2027(a)	1,403,000	1,518,747
Novelis Corp.
4.75%, 1/30/2030(a)	530,000	564,781
		2,346,527
Multiline Retail - 0.1%
NMG Holding Co., Inc.
7.13%, 4/1/2026(a)	154,000	163,048

Oil, Gas & Consumable Fuels - 10.9%
Cheniere Energy Partners LP
4.00%, 3/1/2031(a)	1,232,000	1,296,680
CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	831,000	851,775
Comstock Resources, Inc.
6.75%, 3/1/2029(a)	962,000	1,007,224
Continental Resources, Inc.
5.75%, 1/15/2031(a)	1,008,000	1,228,500
CrownRock LP
5.63%, 10/15/2025(a)	455,000	468,618
DT Midstream, Inc.
4.38%, 6/15/2031(a)	1,245,000	1,285,463
Endeavor Energy Resources LP
5.75%, 1/30/2028(a)	354,000	372,585
EQM Midstream Partners LP
4.75%, 1/15/2031(a)	182,000	184,730
EQT Corp.
6.63%, 2/1/2025(c)	769,000	881,443
3.90%, 10/1/2027	400,000	431,832
Matador Resources Co.
5.88%, 9/15/2026(b)	1,130,000	1,136,667
MEG Energy Corp.
7.13%, 2/1/2027(a)	532,000	559,802
New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	323,000	327,845
NGL Energy Operating LLC
7.50%, 2/1/2026(a)	918,000	931,770
Occidental Petroleum Corp.
6.45%, 9/15/2036	690,000	862,500
Targa Resources Partners LP
4.00%, 1/15/2032(a)	1,307,000	1,364,181
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(a)	499,000	514,274
4.13%, 8/15/2031(a)	500,000	525,000
		14,230,889
Pharmaceuticals - 3.8%
Bausch Health Americas, Inc.
8.50%, 1/31/2027(a)	1,079,000	1,160,411

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Bausch Health Cos., Inc.
5.50%, 11/1/2025(a)	349,000	356,992
Endo Dac
6.00%, 6/30/2028(a)(b)	720,000	450,000
Organon & Co.
5.13%, 4/30/2031(a)	1,570,000	1,646,867
Par Pharmaceutical, Inc.
7.50%, 4/1/2027(a)	1,310,000	1,326,375
		4,940,645
Road & Rail - 1.3%
Uber Technologies, Inc.
8.00%, 11/1/2026(a)	1,053,000	1,121,445
XPO Logistics, Inc.
6.25%, 5/1/2025(a)	590,000	623,187
		1,744,632
Semiconductors & Semiconductor Equipment - 0.4%
Microchip Technology, Inc.
4.25%, 9/1/2025	483,000	509,263

Software - 2.3%
Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	1,094,000	1,104,940
NortonLifeLock, Inc.
5.00%, 4/15/2025(a)	1,233,000	1,246,464
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	630,000	667,139
		3,018,543
Specialty Retail - 3.1%
Bath & Body Works, Inc.
6.63%, 10/1/2030(a)	772,000	889,730
Gap, Inc. (The)
8.88%, 5/15/2027(a)	322,000	369,898
Michaels Cos., Inc. (The)
7.88%, 5/1/2029(a)	487,000	501,829
PetSmart, Inc.
7.75%, 2/15/2029(a)	728,000	799,890
Staples, Inc.
7.50%, 4/15/2026(a)	1,229,000	1,241,290
10.75%, 4/15/2027(a)	260,000	253,500
		4,056,137
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp.
5.13%, 4/15/2029(a)	236,000	244,694
Xerox Corp.
4.38%, 3/15/2023(c)	516,000	540,355
		785,049
Thrifts & Mortgage Finance - 0.6%
Quicken Loans LLC
3.88%, 3/1/2031(a)	400,000	409,185
Rocket Mortgage LLC
5.25%, 1/15/2028(a)	344,000	362,060
		771,245
Trading Companies & Distributors - 2.4%
H&E Equipment Services, Inc.
3.88%, 12/15/2028(a)	1,120,000	1,125,264
Herc Holdings, Inc.
5.50%, 7/15/2027(a)	292,000	307,827
United Rentals North America, Inc.
4.88%, 1/15/2028(b)	776,000	822,560
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	802,000	862,703
		3,118,354
Wireless Telecommunication Services - 2.2%
Sprint Corp.
7.63%, 3/1/2026	559,000	689,219
T-Mobile USA, Inc.
4.75%, 2/1/2028	994,000	1,060,698
3.50%, 4/15/2031	1,001,000	1,064,303
		2,814,220
TOTAL CORPORATE BONDS (Cost $123,889,947)		125,829,598

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(d) - 1.7%

INVESTMENT COMPANIES - 1.7%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $2,165,558)	2,165,558	2,165,558

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 4.4%

REPURCHASE AGREEMENTS(e) - 4.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $5,764,418
(Cost $5,764,410)	5,764,410	5,764,410

Total Investments - 102.7% (Cost $131,819,915)		133,759,566
Liabilities in excess of other assets - (2.7%)		(3,506,335)
Net Assets - 100.0%		130,253,231

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $3,580,223, collateralized in the form of cash with a value of $2,165,558 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,771,997 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 16, 2021 – February 15, 2049. The total value of collateral is $3,937,555.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2021.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $2,165,558.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10 Year Note	339	12/21/2021	USD	$45,240,609	$11,207
U.S. Treasury 2 Year Note	126	12/31/2021	USD	27,761,344	(3,120)
U.S. Treasury 5 Year Note	340	12/31/2021	USD	42,064,375	(12,748)
					$(4,661)

Abbreviations
USD	U.S. Dollar

Inflation Expectations ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 69.8%

U.S. Treasury Inflation Linked Bonds 0.13%, 2/15/2051 (Cost $23,446,627)	22,582,406	25,609,528

SHORT-TERM INVESTMENTS - 27.8%

REPURCHASE AGREEMENTS(a) - 27.8%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $10,192,471
(Cost $10,192,459)	10,192,459	10,192,459

Total Investments - 97.6% (Cost $33,639,086)		35,801,987
Other assets less liabilities - 2.4%		890,623
Net Assets - 100.0%		36,692,610

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Inflation Expectations ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
8,641,094	8/8/2022	Citibank NA	(0.20)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)[c]	271,418
48,585,182	8/8/2022	Citibank NA	(0.29)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[d]	(479,315)
2,458,450	11/8/2021	Societe Generale	0.15%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)[c]	284,879
7,399,418	11/8/2021	Societe Generale	(0.40)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[d]	(494,280)
67,084,144					(417,298)
				Total Unrealized Appreciation	556,297
				Total Unrealized Depreciation	(973,595)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.
[d]	Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_TIPS_August.pdf.

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 94.9%

Aerospace & Defense - 1.7%
Lockheed Martin Corp.
4.07%, 12/15/2042	2,265,000	2,778,527
Raytheon Technologies Corp.
6.13%, 7/15/2038	3,705,000	5,287,031
5.70%, 4/15/2040	2,679,000	3,740,021
4.50%, 6/1/2042	3,089,000	3,862,097
		15,667,676
Air Freight & Logistics - 0.5%
United Parcel Service, Inc.
6.20%, 1/15/2038	2,904,000	4,318,157

Automobiles - 1.1%
Daimler Finance North America LLC
8.50%, 1/18/2031	2,883,000	4,410,790
General Motors Co.
6.25%, 10/2/2043	2,475,000	3,379,904
5.20%, 4/1/2045	2,520,000	3,086,028
		10,876,722
Banks - 24.8%
Banco Santander SA
4.25%, 4/11/2027	3,330,000	3,772,816
3.80%, 2/23/2028	848,000	938,754
4.38%, 4/12/2028	2,012,000	2,308,674
3.31%, 6/27/2029	4,639,000	5,091,450
3.49%, 5/28/2030	1,908,000	2,076,366
2.75%, 12/3/2030	876,000	879,440
Bank of America Corp.
6.11%, 1/29/2037	3,591,000	4,939,459
7.75%, 5/14/2038	3,201,000	5,069,737
5.88%, 2/7/2042	2,990,000	4,369,884
5.00%, 1/21/2044	2,354,000	3,162,344
Bank of America NA
6.00%, 10/15/2036	3,162,000	4,415,759
Barclays plc
5.25%, 8/17/2045	2,481,000	3,361,232
4.95%, 1/10/2047	3,262,000	4,274,920
Citigroup, Inc.
4.45%, 9/29/2027	6,451,000	7,385,175
4.13%, 7/25/2028	5,684,000	6,429,386
6.63%, 6/15/2032	974,000	1,330,728
8.13%, 7/15/2039	2,045,000	3,524,558
5.88%, 1/30/2042	1,026,000	1,486,430
6.68%, 9/13/2043	1,592,000	2,477,792
4.65%, 7/30/2045	1,523,000	1,981,374
4.75%, 5/18/2046	1,918,000	2,467,858
Cooperatieve Rabobank UA
5.25%, 5/24/2041	2,951,000	4,156,458
5.75%, 12/1/2043	2,290,000	3,259,752
5.25%, 8/4/2045	2,263,000	3,065,085
Fifth Third Bancorp
8.25%, 3/1/2038	1,882,000	3,166,560
HSBC Holdings plc
4.95%, 3/31/2030	1,862,000	2,249,292
6.50%, 5/2/2036	4,835,000	6,727,173
6.50%, 9/15/2037	3,329,000	4,657,052
6.80%, 6/1/2038	2,190,000	3,157,393
5.25%, 3/14/2044	5,292,000	7,009,211
ING Groep NV
3.95%, 3/29/2027	2,623,000	2,952,023
4.55%, 10/2/2028	2,526,000	2,978,269
4.05%, 4/9/2029	1,805,000	2,080,193
JPMorgan Chase & Co.
4.25%, 10/1/2027	1,201,000	1,377,693
6.40%, 5/15/2038	1,963,000	2,910,273
5.50%, 10/15/2040	3,000,000	4,175,367
5.60%, 7/15/2041	4,576,000	6,438,811
5.40%, 1/6/2042	3,056,000	4,265,220
5.63%, 8/16/2043	3,972,000	5,587,222
4.85%, 2/1/2044	812,000	1,072,842
4.95%, 6/1/2045	1,332,000	1,777,695
Lloyds Banking Group plc
4.38%, 3/22/2028	2,845,000	3,274,708
4.55%, 8/16/2028	2,139,000	2,495,750
4.34%, 1/9/2048(a)	3,219,000	3,857,179
Mitsubishi UFJ Financial Group, Inc.
3.29%, 7/25/2027	1,421,000	1,570,793
3.96%, 3/2/2028	1,231,000	1,400,597
4.05%, 9/11/2028	4,996,000	5,748,388
3.74%, 3/7/2029	1,972,000	2,226,180
3.20%, 7/18/2029	1,438,000	1,565,333
2.56%, 2/25/2030	2,751,000	2,864,219
2.05%, 7/17/2030	2,146,000	2,146,057
3.75%, 7/18/2039	2,379,000	2,738,076
Mizuho Financial Group, Inc.
3.17%, 9/11/2027	2,836,000	3,084,983
4.02%, 3/5/2028	1,697,000	1,950,190
PNC Bank NA
4.05%, 7/26/2028	2,720,000	3,150,824
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/2027	2,172,000	2,403,987
3.04%, 7/16/2029	5,337,000	5,742,220
2.75%, 1/15/2030	3,432,000	3,636,935
2.13%, 7/8/2030	2,997,000	3,018,413
Wells Fargo & Co.
4.30%, 7/22/2027	2,128,000	2,439,028
5.38%, 11/2/2043	6,229,000	8,381,702
5.61%, 1/15/2044	2,351,000	3,253,698
4.65%, 11/4/2044	793,000	989,443
3.90%, 5/1/2045	3,728,000	4,447,437
4.90%, 11/17/2045	648,000	838,897
4.40%, 6/14/2046	1,986,000	2,417,127
4.75%, 12/7/2046	1,625,000	2,067,278
Wells Fargo Bank NA
6.60%, 1/15/2038	1,788,000	2,627,700
Westpac Banking Corp.
3.35%, 3/8/2027	1,752,000	1,949,714
3.40%, 1/25/2028	2,709,000	3,038,845
2.15%, 6/3/2031	500,000	512,310
4.42%, 7/24/2039	1,898,000	2,273,449
2.96%, 11/16/2040	2,344,000	2,336,545
		235,255,725

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Beverages - 3.7%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	2,124,000	2,694,679
3.75%, 7/15/2042	2,555,000	2,809,821
Coca-Cola Co. (The)
3.38%, 3/25/2027	1,601,000	1,785,629
1.45%, 6/1/2027	3,059,000	3,120,269
1.00%, 3/15/2028	2,386,000	2,328,482
2.13%, 9/6/2029	3,450,000	3,586,435
3.45%, 3/25/2030	3,097,000	3,513,010
1.65%, 6/1/2030	1,559,000	1,546,088
1.38%, 3/15/2031	552,000	531,672
2.50%, 6/1/2040	3,142,000	3,148,759
2.60%, 6/1/2050	1,358,000	1,343,212
3.00%, 3/5/2051	3,882,000	4,133,904
2.50%, 3/15/2051	1,971,000	1,909,252
Molson Coors Beverage Co.
5.00%, 5/1/2042	1,899,000	2,361,957
		34,813,169
Biotechnology - 0.6%
AbbVie, Inc.
4.40%, 11/6/2042	4,611,000	5,605,425

Capital Markets - 6.6%
Credit Suisse Group AG
4.88%, 5/15/2045	3,525,000	4,536,499
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	2,876,000	3,905,357
6.75%, 10/1/2037	9,754,000	14,214,168
6.25%, 2/1/2041	3,857,000	5,723,589
5.15%, 5/22/2045	2,382,000	3,188,702
Jefferies Group LLC
4.15%, 1/23/2030	1,535,000	1,740,355
Morgan Stanley
3.95%, 4/23/2027	4,288,000	4,816,961
6.38%, 7/24/2042	3,951,000	6,100,911
4.30%, 1/27/2045	3,423,000	4,240,188
4.38%, 1/22/2047	4,768,000	6,027,124
Nomura Holdings, Inc.
2.17%, 7/14/2028	927,000	927,125
3.10%, 1/16/2030	4,271,000	4,517,012
2.68%, 7/16/2030	2,398,000	2,448,275
2.61%, 7/14/2031	647,000	653,939
		63,040,205
Chemicals - 0.3%
Dow Chemical Co. (The)
7.38%, 11/1/2029	1,830,000	2,555,559

Communications Equipment - 1.1%
Cisco Systems, Inc.
5.90%, 2/15/2039	4,710,000	6,849,172
5.50%, 1/15/2040	2,607,000	3,679,639
		10,528,811
Consumer Finance - 1.0%
Ally Financial, Inc.
8.00%, 11/1/2031	3,528,000	5,168,179
American Express Co.
4.05%, 12/3/2042	2,080,000	2,525,776
Toyota Motor Credit Corp.
3.38%, 4/1/2030	1,860,000	2,092,212
		9,786,167
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	2,930,000	3,761,774
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	11,690,000	14,179,563
Shell International Finance BV
4.13%, 5/11/2035	2,374,000	2,829,921
6.38%, 12/15/2038	2,873,000	4,250,360
5.50%, 3/25/2040	3,800,000	5,299,911
4.55%, 8/12/2043	1,239,000	1,568,028
4.38%, 5/11/2045	3,864,000	4,806,774
4.00%, 5/10/2046	2,736,000	3,265,698
3.75%, 9/12/2046	4,622,000	5,326,651
		45,288,680
Diversified Telecommunication Services - 5.2%
AT&T, Inc.
5.35%, 9/1/2040	2,032,000	2,633,859
Telefonica Emisiones SA
4.10%, 3/8/2027	3,586,000	4,047,994
7.05%, 6/20/2036	2,450,000	3,555,160
5.21%, 3/8/2047	5,508,000	6,902,436
4.90%, 3/6/2048	4,088,000	4,984,960
Verizon Communications, Inc.
4.13%, 3/16/2027	4,043,000	4,619,565
4.33%, 9/21/2028	1,362,000	1,590,717
4.50%, 8/10/2033	2,426,000	2,936,886
4.27%, 1/15/2036	2,471,000	2,955,325
5.25%, 3/16/2037	1,341,000	1,774,845
4.13%, 8/15/2046	429,000	503,032
4.86%, 8/21/2046	2,156,000	2,803,879
4.52%, 9/15/2048	3,095,000	3,883,454
5.01%, 4/15/2049	818,000	1,088,548
5.01%, 8/21/2054	924,000	1,270,788
4.67%, 3/15/2055	2,847,000	3,708,441
		49,259,889
Electric Utilities - 0.6%
Duke Energy Florida LLC
6.40%, 6/15/2038	2,070,000	3,054,029
Georgia Power Co.
4.30%, 3/15/2042	2,129,000	2,521,819
		5,575,848
Electrical Equipment - 0.2%
Eaton Corp.
4.15%, 11/2/2042	1,698,000	2,047,490

Energy Equipment & Services - 0.5%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	1,719,000	2,209,050
Halliburton Co.
7.45%, 9/15/2039	1,941,000	2,830,389
		5,039,439
Entertainment - 2.2%
NBCUniversal Media LLC
4.45%, 1/15/2043	2,699,000	3,344,543

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
TWDC Enterprises 18 Corp.
2.95%, 6/15/2027(a)	1,906,000	2,088,163
4.13%, 6/1/2044	3,284,000	4,001,167
Walt Disney Co. (The)
2.20%, 1/13/2028	2,864,000	2,984,707
3.80%, 3/22/2030	2,273,000	2,621,112
2.65%, 1/13/2031(a)	1,876,000	1,993,252
6.65%, 11/15/2037	2,269,000	3,458,325
		20,491,269
Equity Real Estate Investment Trusts (REITs) - 0.3%
Weyerhaeuser Co.
7.38%, 3/15/2032	2,193,000	3,165,314

Food & Staples Retailing - 1.0%
Walmart, Inc.
5.25%, 9/1/2035	3,044,000	4,192,626
6.50%, 8/15/2037	3,376,000	5,145,000
		9,337,626
Food Products - 0.6%
Kraft Heinz Foods Co.
5.00%, 6/4/2042	3,133,000	3,961,259
Unilever Capital Corp.
5.90%, 11/15/2032	1,475,000	2,032,923
		5,994,182
Health Care Equipment & Supplies - 1.0%
Medtronic, Inc.
4.38%, 3/15/2035	4,765,000	5,983,724
4.63%, 3/15/2045	2,369,000	3,160,442
		9,144,166
Health Care Providers & Services - 2.4%
Anthem, Inc.
4.65%, 1/15/2043	2,056,000	2,588,658
Ascension Health
3.95%, 11/15/2046	2,258,000	2,812,066
UnitedHealth Group, Inc.
3.85%, 6/15/2028	2,230,000	2,554,733
2.88%, 8/15/2029	1,657,000	1,799,287
2.00%, 5/15/2030	2,660,000	2,701,647
4.63%, 7/15/2035	2,871,000	3,650,247
6.88%, 2/15/2038	1,642,000	2,552,159
4.75%, 7/15/2045	3,291,000	4,382,551
		23,041,348
Household Products - 0.8%
Procter & Gamble Co. (The)
3.00%, 3/25/2030	3,954,000	4,387,560
1.20%, 10/29/2030	1,928,000	1,858,996
1.95%, 4/23/2031	940,000	962,786
		7,209,342
Industrial Conglomerates - 1.4%
General Electric Co.
6.75%, 3/15/2032	3,575,000	4,961,201
5.88%, 1/14/2038	1,126,000	1,549,491
6.88%, 1/10/2039	4,158,000	6,288,168
		12,798,860
Insurance - 1.4%
AXA SA
8.60%, 12/15/2030	2,280,000	3,458,472
MetLife, Inc.
5.70%, 6/15/2035	2,288,000	3,184,105
4.88%, 11/13/2043	1,186,000	1,587,324
4.05%, 3/1/2045	2,252,000	2,734,466
Prudential plc
3.13%, 4/14/2030	2,101,000	2,294,884
		13,259,251
IT Services - 2.2%
International Business Machines Corp.
3.50%, 5/15/2029	6,956,000	7,794,361
4.15%, 5/15/2039	4,679,000	5,617,167
4.00%, 6/20/2042	2,949,000	3,491,948
4.25%, 5/15/2049	3,267,000	4,080,564
		20,984,040
Machinery - 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	3,125,000	3,727,707

Media - 3.7%
Comcast Corp.
4.25%, 1/15/2033	4,275,000	5,113,762
6.50%, 11/15/2035	2,869,000	4,183,872
4.65%, 7/15/2042	1,323,000	1,678,842
4.75%, 3/1/2044	2,541,000	3,256,249
Time Warner Cable LLC
6.55%, 5/1/2037	3,002,000	4,094,450
7.30%, 7/1/2038	3,330,000	4,848,383
6.75%, 6/15/2039	2,470,000	3,447,829
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	1,545,000	2,301,432
ViacomCBS, Inc.
6.88%, 4/30/2036	1,249,000	1,800,301
4.38%, 3/15/2043	3,744,000	4,374,324
		35,099,444
Metals & Mining - 3.0%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	3,405,000	4,160,241
5.00%, 9/30/2043	3,246,000	4,493,562
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	1,989,000	2,736,005
Southern Copper Corp.
6.75%, 4/16/2040	2,128,000	3,043,040
5.25%, 11/8/2042	1,684,000	2,165,287
5.88%, 4/23/2045(a)	3,060,000	4,254,930
Vale Overseas Ltd.
6.88%, 11/21/2036	2,930,000	4,109,354
6.88%, 11/10/2039	2,443,000	3,495,347
		28,457,766
Multiline Retail - 0.3%
Target Corp.
4.00%, 7/1/2042	2,079,000	2,606,463

Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	2,485,000	3,497,655

Oil, Gas & Consumable Fuels - 6.1%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	2,196,000	2,960,855
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,477,000	3,342,994

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CNOOC Finance 2015 USA LLC
4.38%, 5/2/2028	2,403,000	2,731,488
CNOOC Petroleum North America ULC
6.40%, 5/15/2037	1,309,000	1,753,213
ConocoPhillips
6.50%, 2/1/2039	5,312,000	7,832,930
ConocoPhillips Co.
6.95%, 4/15/2029	2,725,000	3,688,422
Ecopetrol SA
5.88%, 5/28/2045	3,908,000	4,190,373
Hess Corp.
5.60%, 2/15/2041	2,231,000	2,782,230
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	2,027,000	2,899,797
Kinder Morgan, Inc.
7.75%, 1/15/2032	2,106,000	3,045,437
Phillips 66
5.88%, 5/1/2042	2,888,000	3,960,119
Suncor Energy, Inc.
6.50%, 6/15/2038	2,270,000	3,191,622
TotalEnergies Capital SA
3.88%, 10/11/2028	2,027,000	2,333,115
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	2,512,000	3,434,871
7.63%, 1/15/2039	1,841,000	2,876,698
Valero Energy Corp.
6.63%, 6/15/2037	2,859,000	3,903,375
Williams Cos., Inc. (The)
6.30%, 4/15/2040	2,510,000	3,440,782
		58,368,321
Pharmaceuticals - 5.7%
AstraZeneca plc
6.45%, 9/15/2037	4,793,000	7,211,242
4.00%, 9/18/2042	2,564,000	3,119,685
4.38%, 11/16/2045	1,620,000	2,086,966
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	2,716,000	3,123,262
6.38%, 5/15/2038	5,674,000	8,541,961
Johnson & Johnson
5.95%, 8/15/2037	1,849,000	2,732,447
Merck & Co., Inc.
4.15%, 5/18/2043	2,240,000	2,774,819
Novartis Capital Corp.
4.40%, 5/6/2044	3,625,000	4,711,422
Pfizer, Inc.
4.00%, 12/15/2036	508,000	616,804
7.20%, 3/15/2039	6,063,000	9,927,911
4.40%, 5/15/2044	1,357,000	1,743,925
4.13%, 12/15/2046	1,832,000	2,285,129
Wyeth LLC
5.95%, 4/1/2037	3,930,000	5,624,893
		54,500,466
Software - 1.2%
Oracle Corp.
6.50%, 4/15/2038	4,239,000	6,026,882
6.13%, 7/8/2039	1,549,000	2,132,395
5.38%, 7/15/2040	2,823,000	3,654,022
		11,813,299
Specialty Retail - 0.8%
Home Depot, Inc. (The)
5.88%, 12/16/2036	5,539,000	7,940,042

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.
3.85%, 5/4/2043	4,324,000	5,153,645
4.45%, 5/6/2044	2,251,000	2,926,061
3.45%, 2/9/2045	3,410,000	3,841,328
4.38%, 5/13/2045	4,445,000	5,693,244
HP, Inc.
6.00%, 9/15/2041	2,055,000	2,706,555
		20,320,833
Tobacco - 1.1%
Altria Group, Inc.
5.38%, 1/31/2044	3,105,000	3,731,800
Philip Morris International, Inc.
6.38%, 5/16/2038	3,772,000	5,375,598
4.25%, 11/10/2044	1,247,000	1,460,841
		10,568,239
Wireless Telecommunication Services - 4.1%
America Movil SAB de CV
6.38%, 3/1/2035	710,000	1,018,175
6.13%, 3/30/2040	4,818,000	6,918,067
4.38%, 7/16/2042	2,045,000	2,483,296
Telefonica Europe BV
8.25%, 9/15/2030	842,000	1,239,842
Vodafone Group plc
4.38%, 5/30/2028	5,853,000	6,810,244
6.15%, 2/27/2037	1,443,000	2,016,643
5.00%, 5/30/2038	3,291,000	4,193,418
5.25%, 5/30/2048	4,796,000	6,397,914
4.88%, 6/19/2049	3,344,000	4,297,040
4.25%, 9/17/2050	3,259,000	3,831,242
		39,205,881
TOTAL CORPORATE BONDS (Cost $874,911,343)		901,190,476

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $2,112,693)	2,112,693	2,112,693

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.3%

REPURCHASE AGREEMENTS(c) - 1.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $12,203,164
(Cost $12,203,150)	12,203,150	12,203,150

Total Investments - 96.4% (Cost $889,227,186)		915,506,319
Other assets less liabilities - 3.6%		34,186,116
Net Assets - 100.0%		949,692,435

(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $3,782,768, collateralized in the form of cash with a value of $2,112,693 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,805,647 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 16, 2021 – February 15, 2049. The total value of collateral is $3,918,340.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $2,112,693.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	1,698	12/21/2021	USD	$226,603,406	$1,020
U.S. Treasury Long Bond	3,324	12/21/2021	USD	541,708,125	1,101,383
U.S. Treasury Ultra Bond	748	12/21/2021	USD	147,566,375	512,849
					$1,615,252

Abbreviations
USD	U.S. Dollar

K-1 Free Crude Oil Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
WTI Crude Oil	334	10/20/2021	USD	$22,798,840	$(46,044)
WTI Crude Oil	353	11/19/2021	USD	23,982,820	1,346,159
WTI Crude Oil	367	5/20/2022	USD	24,071,530	1,510,715
					$2,810,830

Abbreviations
USD	U.S. Dollar

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 94.2%

Aerospace & Defense - 1.6%
General Dynamics Corp.	8,056	1,613,697
Huntington Ingalls Industries, Inc.	7,201	1,470,228
Lockheed Martin Corp.	5,965	2,146,207
Northrop Grumman Corp.	3,044	1,119,279
Teledyne Technologies, Inc.*	1,973	914,249
Textron, Inc.	7,711	560,358
		7,824,018
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	5,466	492,268
Expeditors International of Washington, Inc.	3,337	415,924
FedEx Corp.	7,002	1,860,361
United Parcel Service, Inc., Class B	10,595	2,072,700
		4,841,253
Airlines - 0.4%
Alaska Air Group, Inc.*	8,754	501,954
Southwest Airlines Co.*	33,469	1,666,087
		2,168,041
Auto Components - 0.4%
Aptiv plc*	3,777	574,822
BorgWarner, Inc.	33,125	1,413,775
		1,988,597
Automobiles - 1.4%
Ford Motor Co.*	137,607	1,793,019
General Motors Co.*	29,170	1,429,622
Tesla, Inc.*	5,556	4,087,660
		7,310,301
Banks - 2.8%
Bank of America Corp.	37,064	1,547,422
Citigroup, Inc.	38,939	2,800,103
Fifth Third Bancorp	39,552	1,536,991
JPMorgan Chase & Co.	19,761	3,160,772
KeyCorp	65,101	1,322,852
People's United Financial, Inc.	67,459	1,108,351
Regions Financial Corp.	75,391	1,540,238
SVB Financial Group*	1,405	786,098
Wells Fargo & Co.	10,368	473,818
		14,276,645
Beverages - 0.8%
Coca-Cola Co. (The)	12,444	700,722
Constellation Brands, Inc., Class A	7,119	1,503,106
Monster Beverage Corp.*	5,669	553,124
PepsiCo, Inc.	7,085	1,108,023
		3,864,975
Biotechnology - 2.4%
AbbVie, Inc.	24,690	2,982,058
Amgen, Inc.	2,670	602,165
Gilead Sciences, Inc.	8,236	599,416
Incyte Corp.*	21,631	1,654,555
Moderna, Inc.*	5,996	2,258,633
Regeneron Pharmaceuticals, Inc.*	3,397	2,287,540
Vertex Pharmaceuticals, Inc.*	7,877	1,577,685
		11,962,052
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	4,673	455,010

Capital Markets - 1.3%
Cboe Global Markets, Inc.	12,398	1,564,008
Franklin Resources, Inc.	40,912	1,327,185
Invesco Ltd.	59,811	1,514,415
Morgan Stanley	1,738	181,499
Nasdaq, Inc.	8,738	1,710,726
T. Rowe Price Group, Inc.	2,166	484,902
		6,782,735
Chemicals - 1.6%
Air Products and Chemicals, Inc.	3,403	917,143
Celanese Corp.	1,248	197,933
CF Industries Holdings, Inc.	14,229	646,281
Corteva, Inc.	36,065	1,585,778
FMC Corp.	1,877	175,744
Linde plc	2,104	661,897
LyondellBasell Industries NV, Class A	1,705	171,097
Mosaic Co. (The)	33,377	1,074,072
PPG Industries, Inc.	5,639	899,702
Sherwin-Williams Co. (The)	6,033	1,832,041
		8,161,688
Commercial Services & Supplies - 0.2%
Rollins, Inc.	26,983	1,050,178

Communications Equipment - 0.4%
Cisco Systems, Inc.	15,144	893,799
Motorola Solutions, Inc.	3,725	909,719
		1,803,518
Construction & Engineering - 0.3%
Quanta Services, Inc.	15,223	1,554,268

Consumer Finance - 0.8%
American Express Co.	10,903	1,809,462
Capital One Financial Corp.	8,304	1,378,215
Synchrony Financial	15,197	756,050
		3,943,727
Containers & Packaging - 0.5%
Ball Corp.	12,045	1,155,838
International Paper Co.	20,483	1,230,824
		2,386,662
Distributors - 0.4%
LKQ Corp.*	29,868	1,573,745
Pool Corp.	1,335	659,890
		2,233,635
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	22,600	6,458,402

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	55,041	1,509,224
Lumen Technologies, Inc.	111,144	1,367,071
Verizon Communications, Inc.	29,181	1,604,955
		4,481,250
Electric Utilities - 1.6%
Alliant Energy Corp.	4,741	288,205
Edison International	26,344	1,523,737
Entergy Corp.	15,173	1,678,286
FirstEnergy Corp.	17,124	665,610
NextEra Energy, Inc.	2,192	184,106
NRG Energy, Inc.	35,807	1,635,306
Southern Co. (The)	31,599	2,077,002
		8,052,252
Electrical Equipment - 0.5%
AMETEK, Inc.	11,344	1,542,444
Emerson Electric Co.	8,552	902,236
		2,444,680

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	20,777	1,592,142
Keysight Technologies, Inc.*	5,934	1,064,441
Zebra Technologies Corp., Class A*	355	208,445
		2,865,028
Energy Equipment & Services - 0.0%(b)
Halliburton Co.	8,754	174,905

Entertainment - 1.4%
Activision Blizzard, Inc.	7,816	643,804
Electronic Arts, Inc.	2,959	429,676
Netflix, Inc.*	4,588	2,611,444
Take-Two Interactive Software, Inc.*	8,725	1,406,644
Walt Disney Co. (The)*	11,083	2,009,348
		7,100,916
Equity Real Estate Investment Trusts (REITs) - 4.1%
AvalonBay Communities, Inc.	7,844	1,800,825
Digital Realty Trust, Inc.	11,788	1,932,171
Duke Realty Corp.	32,266	1,694,288
Equity Residential	20,579	1,730,077
Extra Space Storage, Inc.	6,639	1,240,895
Federal Realty Investment Trust	2,235	272,156
Healthpeak Properties, Inc.	19,169	690,084
Iron Mountain, Inc.	3,865	184,554
Kimco Realty Corp.	64,462	1,404,627
Mid-America Apartment Communities, Inc.	8,849	1,702,282
SBA Communications Corp.	5,199	1,866,285
UDR, Inc.	29,986	1,619,844
Ventas, Inc.	21,661	1,211,716
Vornado Realty Trust	35,007	1,466,093
Weyerhaeuser Co.	47,943	1,725,948
		20,541,845
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	980	446,380
Kroger Co. (The)	40,824	1,879,129
Walgreens Boots Alliance, Inc.	35,766	1,815,124
Walmart, Inc.	20,870	3,090,847
		7,231,480
Food Products - 2.3%
Archer-Daniels-Midland Co.	28,853	1,731,180
Campbell Soup Co.	30,191	1,259,871
Conagra Brands, Inc.	43,424	1,438,203
General Mills, Inc.	10,165	587,639
Hershey Co. (The)	7,267	1,291,346
Hormel Foods Corp.	16,110	733,649
J M Smucker Co. (The)	9,964	1,232,248
Kellogg Co.	24,488	1,546,172
Tyson Foods, Inc., Class A	20,820	1,634,786
		11,455,094
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	7,212	911,380
ABIOMED, Inc.*	1,478	537,933
Align Technology, Inc.*	1,352	958,568
Baxter International, Inc.	24,351	1,856,033
Becton Dickinson and Co.	6,230	1,568,091
Boston Scientific Corp.*	5,838	263,586
Cooper Cos., Inc. (The)	3,895	1,755,515
Danaher Corp.	10,707	3,470,781
DENTSPLY SIRONA, Inc.	12,040	742,868
Hologic, Inc.*	21,317	1,687,241
IDEXX Laboratories, Inc.*	2,980	2,007,805
Medtronic plc	2,492	332,632
Teleflex, Inc.	1,456	575,790
West Pharmaceutical Services, Inc.	4,122	1,861,578
		18,529,801
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	9,379	1,146,208
Anthem, Inc.	597	223,953
Cardinal Health, Inc.	8,482	445,220
Centene Corp.*	13,400	843,932
Cigna Corp.	4,655	985,231
CVS Health Corp.	26,928	2,326,310
HCA Healthcare, Inc.	6,931	1,753,404
McKesson Corp.	8,182	1,670,273
Quest Diagnostics, Inc.	1,342	205,098
UnitedHealth Group, Inc.	5,706	2,375,237
Universal Health Services, Inc., Class B	4,923	766,806
		12,741,672
Health Care Technology - 0.3%
Cerner Corp.	21,052	1,607,320

Hotels, Restaurants & Leisure - 3.6%
Booking Holdings, Inc.*	808	1,858,133
Caesars Entertainment, Inc.*	17,499	1,778,423
Darden Restaurants, Inc.	10,374	1,562,843
Expedia Group, Inc.*	10,476	1,513,782
Hilton Worldwide Holdings, Inc.*	14,260	1,780,504
Las Vegas Sands Corp.*	31,200	1,391,832
Marriott International, Inc., Class A*	13,020	1,759,523
McDonald's Corp.	6,274	1,489,824
Penn National Gaming, Inc.*	21,611	1,752,652
Starbucks Corp.	17,306	2,033,282
Yum! Brands, Inc.	11,134	1,458,888
		18,379,686
Household Durables - 0.8%
DR Horton, Inc.	9,444	903,036
Lennar Corp., Class A	15,833	1,699,039
PulteGroup, Inc.	12,192	656,661
Whirlpool Corp.	4,404	975,618
		4,234,354
Household Products - 1.1%
Church & Dwight Co., Inc.	19,495	1,630,952
Clorox Co. (The)	6,962	1,169,964
Procter & Gamble Co. (The)	18,328	2,609,724
		5,410,640
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	19,744	471,289

Industrial Conglomerates - 1.0%
3M Co.	12,515	2,437,171
General Electric Co.	24,167	2,547,443
Honeywell International, Inc.	1,124	260,667
		5,245,281
Insurance - 4.1%
Allstate Corp. (The)	12,804	1,732,125
Aon plc, Class A	3,647	1,046,179
Arthur J Gallagher & Co.	10,931	1,569,910
Assurant, Inc.	8,827	1,501,561
Chubb Ltd.	4,090	752,233
Cincinnati Financial Corp.	13,340	1,646,156
Everest Re Group Ltd.	5,760	1,525,824

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Globe Life, Inc.	11,710	1,124,980
Hartford Financial Services Group, Inc. (The)	22,097	1,485,360
Loews Corp.	24,339	1,359,820
MetLife, Inc.	28,222	1,749,764
Principal Financial Group, Inc.	6,995	467,336
Progressive Corp. (The)	7,677	739,602
Travelers Cos., Inc. (The)	11,034	1,762,240
Unum Group	30,433	810,127
W R Berkley Corp.	19,259	1,450,395
Willis Towers Watson plc	814	179,666
		20,903,278
Interactive Media & Services - 4.2%
Alphabet, Inc., Class A*	2,370	6,858,662
Alphabet, Inc., Class C*	2,225	6,473,059
Facebook, Inc., Class A*	20,667	7,840,646
		21,172,367
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	3,782	13,126,528
eBay, Inc.	26,200	2,010,588
Etsy, Inc.*	1,377	297,790
		15,434,906
IT Services - 3.0%
Accenture plc, Class A	5,656	1,903,583
Akamai Technologies, Inc.*	1,621	183,578
Automatic Data Processing, Inc.	5,059	1,057,533
Broadridge Financial Solutions, Inc.	9,213	1,586,663
DXC Technology Co.*	9,722	356,992
Gartner, Inc.*	5,711	1,763,214
Jack Henry & Associates, Inc.	6,216	1,096,378
Mastercard, Inc., Class A	5,089	1,761,965
PayPal Holdings, Inc.*	6,748	1,947,878
Visa, Inc., Class A	10,564	2,420,212
Western Union Co. (The)	46,965	1,016,323
		15,094,319
Leisure Products - 0.1%
Hasbro, Inc.	4,497	442,100

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	1,779	312,161
Bio-Rad Laboratories, Inc., Class A*	2,135	1,718,291
IQVIA Holdings, Inc.*	7,525	1,954,468
Mettler-Toledo International, Inc.*	585	908,405
PerkinElmer, Inc.	9,164	1,693,507
Thermo Fisher Scientific, Inc.	3,608	2,002,260
		8,589,092
Machinery - 2.4%
Deere & Co.	5,551	2,098,445
Dover Corp.	9,757	1,701,230
IDEX Corp.	792	177,408
Otis Worldwide Corp.	7,012	646,647
PACCAR, Inc.	20,660	1,691,434
Parker-Hannifin Corp.	5,364	1,591,338
Pentair plc(c)	19,794	1,527,305
Snap-on, Inc.	5,819	1,308,984
Stanley Black & Decker, Inc.	7,973	1,540,942
		12,283,733
Media - 2.6%
Charter Communications, Inc., Class A*(c)	3,165	2,584,729
Comcast Corp., Class A	27,171	1,648,736
Discovery, Inc., Class A*(c)	6,132	176,847
Discovery, Inc., Class C*	49,702	1,371,278
DISH Network Corp., Class A*	35,510	1,547,881
Fox Corp., Class A	37,762	1,413,809
Fox Corp., Class B	5,386	186,517
Interpublic Group of Cos., Inc. (The)	42,238	1,572,521
News Corp., Class A	55,320	1,243,041
News Corp., Class B	41,540	915,126
Omnicom Group, Inc.	5,845	427,971
		13,088,456
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	33,823	1,230,819
Newmont Corp.	19,965	1,157,770
		2,388,589
Multiline Retail - 0.2%
Dollar Tree, Inc.*	9,100	823,914

Multi-Utilities - 1.0%
CMS Energy Corp.	25,582	1,640,574
DTE Energy Co.	13,879	1,670,199
Public Service Enterprise Group, Inc.	15,296	978,026
WEC Energy Group, Inc.	7,415	700,569
		4,989,368
Oil, Gas & Consumable Fuels - 3.3%
APA Corp.	28,814	561,297
Cabot Oil & Gas Corp.	84,421	1,341,450
Chevron Corp.	17,869	1,729,183
Devon Energy Corp.	26,893	794,688
Diamondback Energy, Inc.	9,571	738,307
EOG Resources, Inc.	26,339	1,778,409
Exxon Mobil Corp.	48,854	2,663,520
Kinder Morgan, Inc.	78,617	1,279,099
Marathon Petroleum Corp.	13,639	808,383
ONEOK, Inc.	9,661	507,396
Phillips 66	10,216	726,255
Pioneer Natural Resources Co.	6,279	939,778
Valero Energy Corp.	25,535	1,693,226
Williams Cos., Inc. (The)	44,697	1,103,569
		16,664,560
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	37,712	2,521,424
Catalent, Inc.*	10,355	1,350,706
Eli Lilly & Co.	2,323	600,008
Johnson & Johnson	16,965	2,937,151
Merck & Co., Inc.	16,865	1,286,631
Organon & Co.	19,381	656,822
Pfizer, Inc.	25,962	1,196,069
Zoetis, Inc.	10,707	2,190,224
		12,739,035
Professional Services - 0.8%
Equifax, Inc.	2,601	708,148
Jacobs Engineering Group, Inc.	11,514	1,553,930
Leidos Holdings, Inc.	12,193	1,196,255
Nielsen Holdings plc	8,073	173,247
Robert Half International, Inc.	3,315	342,771
		3,974,351
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	2,094	201,652

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	8,631	1,531,140

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Norfolk Southern Corp.	7,776	1,971,527
Union Pacific Corp.	798	173,038
		3,675,705
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.*	24,151	2,673,999
Applied Materials, Inc.	15,144	2,046,409
Broadcom, Inc.	1,293	642,892
Intel Corp.	53,281	2,880,371
Lam Research Corp.	297	179,632
Micron Technology, Inc.*	26,457	1,949,881
NVIDIA Corp.	16,881	3,778,812
Qorvo, Inc.*	8,393	1,578,136
QUALCOMM, Inc.	19,109	2,803,099
Skyworks Solutions, Inc.	7,157	1,313,023
Teradyne, Inc.	6,827	829,071
Texas Instruments, Inc.	2,106	402,056
		21,077,381
Software - 8.5%
Adobe, Inc.*	6,863	4,554,973
ANSYS, Inc.*	3,388	1,237,840
Autodesk, Inc.*	6,518	2,021,167
Cadence Design Systems, Inc.*	11,975	1,957,673
Citrix Systems, Inc.	7,140	734,492
Intuit, Inc.	1,095	619,891
Microsoft Corp.	67,156	20,273,053
NortonLifeLock, Inc.	53,852	1,430,309
Oracle Corp.	16,729	1,491,056
salesforce.com, Inc.*	10,622	2,817,698
ServiceNow, Inc.*	4,446	2,861,623
Synopsys, Inc.*	5,051	1,678,144
Tyler Technologies, Inc.*	2,203	1,069,997
		42,747,916
Specialty Retail - 1.6%
Bath & Body Works, Inc.	5,577	376,336
Best Buy Co., Inc.	10,701	1,246,774
CarMax, Inc.*	6,628	829,892
Gap, Inc. (The)	15,107	403,810
Home Depot, Inc. (The)	5,747	1,874,556
Ross Stores, Inc.	13,132	1,554,829
TJX Cos., Inc. (The)	24,299	1,767,023
		8,053,220
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	140,449	21,324,372
Hewlett Packard Enterprise Co.	35,866	554,488
HP, Inc.	57,224	1,701,842
Western Digital Corp.*	3,694	233,461
		23,814,163
Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands, Inc.	71,472	1,335,097
NIKE, Inc., Class B	10,396	1,712,637
Ralph Lauren Corp.	9,369	1,088,022
Tapestry, Inc.*	19,839	799,908
Under Armour, Inc., Class A*	57,863	1,338,950
		6,274,614
Tobacco - 0.0%(b)
Philip Morris International, Inc.	1,861	191,683

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	8,861	1,214,134

TOTAL COMMON STOCKS (Cost $355,691,909)		475,871,734

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $148,737)	148,737	148,737

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.4%

REPURCHASE AGREEMENTS(e) - 3.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $16,945,289
(Cost $16,945,268)	16,945,268	16,945,268

Total Investments - 97.6% (Cost $372,785,914)		492,965,739
Other assets less liabilities - 2.4%		12,372,601
Net Assets - 100.0%		505,338,340

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $60,259,188.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $186,409, collateralized in the form of cash with a value of $148,737 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $36,633 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $185,370. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $148,737.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(59,298,280)	1/6/2022	Goldman Sachs International	(0.18)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	(9,882,241)
(29,614,730)	11/7/2022	Societe Generale	0.10%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	(2,793,355)
120,754,087	11/7/2022	Societe Generale	0.80%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	22,239,425
(60,104,853)	11/8/2021	UBS AG	(0.20)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	(11,853,486)
57,711,733	11/8/2021	UBS AG	0.65%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	13,859,035
29,447,957					11,569,378
				Total Unrealized Appreciation	36,098,460
				Total Unrealized Depreciation	(24,529,082)

a         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

b      Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

c      Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_August.pdf

d      See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Long Online /Short Stores ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 93.2%

Entertainment - 3.1%
Sea Ltd., ADR*	7,259	2,455,865

Health Care Equipment & Supplies - 2.0%
Figs, Inc., Class A*(b)	39,215	1,608,207

Internet & Direct Marketing Retail - 87.9%
1-800-Flowers.com, Inc., Class A*(b)	42,946	1,363,965
Alibaba Group Holding Ltd., ADR*	54,759	9,144,205
Amazon.com, Inc.*	5,235	18,169,586
Betterware de Mexico SAB de CV	35,493	1,500,999
Cango, Inc., ADR(b)	36,094	158,814
CarParts.com, Inc.*	77,745	1,342,656
Chewy, Inc., Class A*(b)	20,789	1,831,927
ContextLogic, Inc., Class A*(b)	209,425	1,509,954
Coupang, Inc.*(b)	24,130	722,935
Dada Nexus Ltd., ADR*(b)	6,411	151,812
DoorDash, Inc., Class A*	11,228	2,149,039
eBay, Inc.	41,533	3,187,242
Etsy, Inc.*	8,080	1,747,381
Farfetch Ltd., Class A*	4,836	202,435
Fiverr International Ltd.*(b)	813	145,942
Global-e Online Ltd.*	2,076	163,921
Groupon, Inc.*	55,470	1,373,992
JD.com, Inc., ADR*	21,428	1,683,384
Lands' End, Inc.*	39,240	1,328,274
Liquidity Services, Inc.*	58,170	1,419,348
MercadoLibre, Inc.*	693	1,294,143
Original BARK Co. (The)*(b)	181,152	1,467,331
Overstock.com, Inc.*(b)	19,324	1,394,227
Ozon Holdings plc, ADR*(b)	2,753	144,918
PetMed Express, Inc.(b)	47,535	1,309,114
Pinduoduo, Inc., ADR*	17,493	1,749,650
Poshmark, Inc., Class A*(b)	48,136	1,404,608
Quotient Technology, Inc.*	192,611	1,398,356
Qurate Retail, Inc., Series A	129,522	1,428,628
RealReal, Inc. (The)*(b)	105,800	1,316,152
Revolve Group, Inc.*	24,711	1,419,894
Shutterstock, Inc.	12,363	1,424,959
Stamps.com, Inc.*	4,588	1,508,993
Stitch Fix, Inc., Class A*	33,673	1,411,235
Uxin Ltd., ADR*	42,197	150,643
Vipshop Holdings Ltd., ADR*	9,793	144,838
Wayfair, Inc., Class A*(b)	6,066	1,703,030
		69,968,530
Personal Products - 0.2%
Yatsen Holding Ltd., ADR*(b)	30,077	152,491

TOTAL COMMON STOCKS (Cost $70,781,067)		74,185,093

SECURITIES LENDING REINVESTMENTS(c) - 4.3%

INVESTMENT COMPANIES - 4.3%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $3,457,354)	3,457,354	3,457,354

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.5%

REPURCHASE AGREEMENTS(d) - 2.5%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,011,172
(Cost $2,011,169)	2,011,169	2,011,169

Total Investments - 100.0% (Cost $76,249,590)		79,653,616
Other assets less liabilities - 0.0%		9,138
Net Assets - 100.0%		79,662,754

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $352,604.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $8,669,600, collateralized in the form of cash with a value of $3,457,354 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,714,506 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $9,171,860.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $3,457,354.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Long Online /Short Stores ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(35,287,950)	11/8/2021	Goldman Sachs International	1.32%	Solactive-ProShares Bricks and Mortar Retail Store Index	(3,869,770)
2,128,004	11/8/2021	Goldman Sachs International	0.58%	ProShares Online Retail Index	930,486
(4,549,790)	11/8/2021	Societe Generale	2.35%	Solactive-ProShares Bricks and Mortar Retail Store Index	(3,062,761)
3,275,595	11/7/2022	Societe Generale	(0.75)%	ProShares Online Retail Index	(258,812)
90,674	11/7/2022	UBS AG	0.45%	Solactive-ProShares Bricks and Mortar Retail Store Index	(7,654)
(34,343,467)					(6,268,511)
				Total Unrealized Appreciation	930,486
				Total Unrealized Depreciation	(7,198,997)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 94.1%

REPURCHASE AGREEMENTS(a) - 94.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $5,913,867
(Cost $5,913,860)	5,913,860	5,913,860

Total Investments - 94.1% (Cost $5,913,860)		5,913,860
Other assets less liabilities - 5.9%		373,576
Net Assets - 100.0%		6,287,436

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Managed Futures Strategy ETF had the following open long and short futures contracts as of August 31, 2021:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Coffee 'C'	1	12/20/2021	USD	$73,463	$6,578
Copper	1	12/29/2021	USD	109,375	1,285
Corn	3	7/14/2022	USD	82,237	(9,246)
Cotton No. 2	3	12/8/2021	USD	138,795	7,037
E-Mini Crude Oil	2	9/20/2021	USD	68,500	(892)
E-Mini Natural Gas	15	9/27/2021	USD	164,137	10,832
Foreign Exchange CHF/USD	3	9/13/2021	USD	410,025	(2,819)
Foreign Exchange GBP/USD	4	9/13/2021	USD	343,950	(3,425)
Foreign Exchange JPY/USD	5	9/13/2021	USD	568,250	(702)
Gold	3	12/29/2021	USD	175,356	3,227
Lean Hogs	5	4/14/2022	USD	170,600	(3,384)
Live Cattle	9	10/29/2021	USD	456,840	(1,534)
NY Harbor ULSD	1	11/30/2021	USD	89,002	27,546
RBOB Gasoline	1	9/30/2021	USD	89,960	1,636
Soybean	2	11/12/2021	USD	129,250	(4,105)
Sugar No. 11	7	9/30/2021	USD	155,546	17,015
U.S. Treasury 10 Year Note	8	12/21/2021	USD	1,067,625	457
U.S. Treasury Long Bond	5	12/21/2021	USD	814,844	1,961
Wheat	3	12/14/2021	USD	108,337	(1,171)
					$50,296

Futures Contracts Sold

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cocoa	7	12/15/2021	USD	$177,800	$(6,400)
E-Mini Euro	5	9/13/2021	USD	369,250	692
Foreign Exchange AUD/USD	3	9/13/2021	USD	219,630	3,553
Foreign Exchange CAD/USD	4	9/14/2021	USD	317,280	1,261
Silver	3	12/29/2021	USD	72,018	3,426
					$2,532
					$52,828

Abbreviations
USD	U.S. Dollar

Merger ETF Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 90.3%

Aerospace & Defense - 2.6%
Meggitt plc*	113,183	1,290,315

Auto Components - 2.7%
Veoneer, Inc.*	37,387	1,338,455

Banks - 6.8%
CIT Group, Inc.	41,318	2,289,843
Investors Bancorp, Inc.	79,899	1,143,355
		3,433,198
Biotechnology - 2.3%
Translate Bio, Inc.*	30,675	1,147,245

Chemicals - 2.3%
W R Grace & Co.	16,920	1,178,309

Commercial Services & Supplies - 2.3%
Covanta Holding Corp.	58,338	1,169,677

Construction Materials - 2.2%
Forterra, Inc.*	48,037	1,106,772

Electric Utilities - 2.2%
PNM Resources, Inc.	21,917	1,084,891

Equity Real Estate Investment Trusts (REITs) - 9.6%
MGM Growth Properties LLC, Class A	28,500	1,181,610
Monmouth Real Estate Investment Corp.	60,168	1,141,989
Retail Properties of America, Inc., Class A	96,398	1,274,381
VEREIT, Inc.	24,224	1,224,039
		4,822,019
Food Products - 2.3%
Sanderson Farms, Inc.	5,929	1,165,048

Health Care Providers & Services - 2.2%
Magellan Health, Inc.*	11,959	1,131,561

Health Care Technology - 2.4%
Inovalon Holdings, Inc., Class A*	29,000	1,184,650

Hotels, Restaurants & Leisure - 2.7%
Golden Nugget Online Gaming, Inc.*	61,741	1,333,606

Industrial Conglomerates - 2.3%
Raven Industries, Inc.*	20,160	1,176,336

Insurance - 5.3%
American National Group, Inc.	6,076	1,169,630
Athene Holding Ltd., Class A*	22,591	1,512,919
		2,682,549
Internet & Direct Marketing Retail - 2.3%
Stamps.com, Inc.*	3,585	1,179,106

IT Services - 2.7%
Afterpay Ltd.*	13,662	1,345,151

Life Sciences Tools & Services - 2.3%
PPD, Inc.*	24,997	1,157,611

Machinery - 2.3%
ExOne Co. (The)*	46,500	1,141,575

Media - 2.4%
Shaw Communications, Inc., Class B	41,711	1,227,543

Multi-Utilities - 2.2%
Suez SA	47,604	1,104,496

Paper & Forest Products - 2.3%
Domtar Corp.*	21,033	1,153,239

Professional Services - 2.7%
IHS Markit Ltd.	11,060	1,333,836

Road & Rail - 2.3%
Europcar Mobility Group*(a)	1,965,274	1,159,785

Semiconductors & Semiconductor Equipment - 2.7%
Xilinx, Inc.	8,763	1,363,436

Software - 9.0%
Cloudera, Inc.*	73,507	1,170,967
Cornerstone OnDemand, Inc.*	20,481	1,173,561
Five9, Inc.*	6,161	974,855
Nuance Communications, Inc.*	21,599	1,189,025
		4,508,408
Specialty Retail - 2.2%
Sportsman's Warehouse Holdings, Inc.*	62,303	1,105,255

Thrifts & Mortgage Finance - 2.4%
Flagstar Bancorp, Inc.	23,958	1,184,963

Trading Companies & Distributors - 2.3%
CAI International, Inc.	20,770	1,162,497

TOTAL COMMON STOCKS (Cost $43,436,922)		45,371,532

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.4%

REPURCHASE AGREEMENTS(b) - 4.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,197,848
(Cost $2,197,845)	2,197,845	2,197,845

Total Investments - 94.7% (Cost $45,634,767)		47,569,377
Other assets less liabilities - 5.3%		2,648,405
Net Assets - 100.0%		50,217,782

Merger ETF Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Merger ETF Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of August 31, 2021:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Euro	Goldman Sachs International	10/12/21	992,000	$(1,171,207)	$1,172,263	$1,056
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	10/12/21	(1,889,600)	1,392,810	1,382,665	10,145
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	10/12/21	(3,041,600)	2,451,430	2,410,658	40,772
U.S. Dollar vs. Euro	Goldman Sachs International	10/12/21	(2,628,500)	3,132,342	3,106,142	26,200
U.S. Dollar vs. British Pound	Goldman Sachs International	10/12/21	(1,771,300)	2,456,184	2,435,512	20,672
Total Unrealized Appreciation						$98,845
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	10/12/21	90,500	$(66,559)	$66,221	$(338)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	10/12/21	1,495,000	(1,200,672)	1,184,882	(15,790)
U.S. Dollar vs. Euro	Goldman Sachs International	10/12/21	43,500	(51,658)	51,405	(253)
U.S. Dollar vs. British Pound	Goldman Sachs International	10/12/21	824,800	(1,150,177)	1,134,089	(16,088)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	10/12/21	(8,600)	6,276	(6,293)	(17)
U.S. Dollar vs. Euro	Goldman Sachs International	10/12/21	(323,000)	379,941	(381,695)	(1,754)
Total Unrealized Depreciation						$(34,240)
Total Net Unrealized Appreciation						$64,605

Swap Agreements

Merger ETF had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(9,011)	11/9/2021	Citibank NA	0.64%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	(4,387)
8,513	11/9/2021	Citibank NA	0.51%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	2,608
(21,469,661)	11/9/2021	Societe Generale	0.60%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	(2,759,341)
13,178,139	11/9/2021	Societe Generale	0.55%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	964,564
(8,292,020)					(1,796,556)
				Total Unrealized Appreciation	967,172
				Total Unrealized Depreciation	(2,763,728)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_August.pdf.
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2021:

United States	75.5%
France	4.5%
Australia	2.7%
Sweden	2.6%
United Kingdom	2.6%
Canada	2.4%
Other[a]	9.7%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%

ProShares DJ Brookfield Global Infrastructure ETF(a)	38,008	1,782,765
ProShares Global Listed Private Equity ETF(a)(b)	33,456	1,286,718
ProShares Hedge Replication ETF*(a)(b)	46,604	2,425,039
ProShares Inflation Expectations ETF(a)	39,144	1,157,097
ProShares Managed Futures Strategy ETF*(a)(b)	12,929	524,465
ProShares Merger ETF(a)(b)	28,394	1,164,580
ProShares RAFITM Long/Short(a)	46,811	1,451,375
TOTAL EXCHANGE TRADED FUNDS (COST $8,905,743)		9,792,039

SECURITIES LENDING REINVESTMENTS(c) - 4.5%

INVESTMENT COMPANIES - 4.5%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $443,450)	443,450	443,450

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $13,932
(Cost $13,932)	13,932	13,932

Total Investments - 104.6% (Cost $9,363,125)		10,249,421
Liabilities in excess of other assets - (4.6%)		(448,851)
Net Assets - 100.0%		9,800,570

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $432,380, collateralized in the form of cash with a value of $443,450 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $443,450.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investment in a company which was affiliated for the period ending August 31, 2021, was as follows:

Exchange Traded Funds	Value May 31, 2021	Purchases at Cost	Sales at Value	Shares August 31, 2021	Value August 31, 2021	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$1,144,411	$631,485	$–	38,008	$1,782,765	$6,869	$18,499	$–
ProShares Global Listed Private Equity ETF	1,286,882	83,647	97,657	33,456	1,286,718	4,662	41,570	9,184
ProShares Hedge Replication ETF	2,355,392	121,088	41,287	46,604	2,425,039	(9,385)	–	(769)
ProShares Inflation Expectations ETF	1,646,022	54,446	503,471	39,144	1,157,097	(65,093)	9,867	25,193
ProShares Managed Futures Strategy ETF	510,401	22,652	1,899	12,929	524,465	(6,650)	–	(39)
ProShares Merger ETF	1,338,370	252,156	430,790	28,394	1,164,580	(39,996)	405	44,840
ProShares RAFITM Long/Short	1,236,105	490,026	189,886	46,811	1,451,375	(74,735)	3,183	(10,135)
	$9,517,583	$1,655,500	$1,264,990	245,346	$9,792,039	$(184,328)	$73,524	$68,274

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%

Aerospace & Defense - 1.5%
BAE Systems plc	271,369	2,122,813

Air Freight & Logistics - 1.5%
DSV PANALPINA A/S	8,516	2,169,604

Beverages - 1.4%
Diageo plc	43,364	2,085,209

Building Products - 1.5%
Geberit AG (Registered)	2,578	2,153,469

Capital Markets - 1.5%
Partners Group Holding AG	1,221	2,164,624

Chemicals - 8.7%
BASF SE	27,606	2,135,133
Croda International plc	16,868	2,123,670
EMS-Chemie Holding AG (Registered)	1,902	2,060,734
FUCHS PETROLUB SE (Preference)	42,499	2,150,198
Novozymes A/S, Class B	27,346	2,208,568
Symrise AG	14,493	2,063,256
		12,741,559
Diversified Financial Services - 4.5%
Groupe Bruxelles Lambert SA	18,705	2,143,999
Sofina SA	4,765	2,105,942
Tokyo Century Corp.	41,256	2,362,099
		6,612,040
Diversified Telecommunication Services - 1.4%
Telenor ASA	120,739	2,113,021

Electric Utilities - 2.8%
CK Infrastructure Holdings Ltd.	350,239	2,127,819
Red Electrica Corp. SA	101,617	2,026,020
		4,153,839
Electronic Equipment, Instruments & Components - 1.5%
Halma plc	51,993	2,148,808

Equity Real Estate Investment Trusts (REITs) - 5.8%
Daiwa House REIT Investment Corp.(a)	703	2,082,892
Japan Metropolitan Fund Invest(a)	2,187	2,128,075
Klepierre SA*	89,014	2,175,085
Link REIT	225,806	2,077,368
		8,463,420
Food & Staples Retailing - 2.8%
Koninklijke Ahold Delhaize NV	62,902	2,121,399
Welcia Holdings Co. Ltd.(a)	57,533	2,034,550
		4,155,949
Food Products - 4.4%
Chocoladefabriken Lindt & Spruengli AG, Class PC	186	2,186,802
Kerry Group plc, Class A	14,528	2,129,978
Nestle SA (Registered)	16,698	2,109,739
		6,426,519
Gas Utilities - 4.2%
APA Group	299,764	2,011,177
Enagas SA	90,168	2,050,544
Hong Kong & China Gas Co. Ltd.	1,282,029	2,063,814
		6,125,535
Health Care Equipment & Supplies - 4.4%
Coloplast A/S, Class B	11,968	2,072,603
DiaSorin SpA	9,774	2,229,664
GN Store Nord A/S	28,409	2,137,039
		6,439,306
Health Care Providers & Services - 4.4%
Fresenius Medical Care AG & Co. KGaA	26,390	2,026,131
Fresenius SE & Co. KGaA	39,291	2,043,086
Ryman Healthcare Ltd.(a)	212,809	2,318,681
		6,387,898
Household Durables - 3.0%
Rinnai Corp.	21,059	2,267,686
Sekisui Chemical Co. Ltd.	124,722	2,138,870
		4,406,556
Household Products - 1.5%
Unicharm Corp.	48,567	2,167,964

Insurance - 1.5%
Legal & General Group plc	590,382	2,195,411

IT Services - 2.9%
Bechtle AG	30,740	2,221,492
Otsuka Corp.	40,393	2,095,759
		4,317,251
Machinery - 4.5%
Kurita Water Industries Ltd.	48,054	2,257,042
Spirax-Sarco Engineering plc	9,874	2,189,203
Techtronic Industries Co. Ltd.	99,284	2,202,098
		6,648,343
Multiline Retail - 1.5%
Pan Pacific International Holdings Corp.	111,739	2,132,866

Oil, Gas & Consumable Fuels - 1.6%
Washington H Soul Pattinson & Co. Ltd.(a)	89,178	2,334,596

Personal Products - 1.5%
Kobayashi Pharmaceutical Co. Ltd.	27,734	2,173,582

Pharmaceuticals - 7.1%
Novartis AG (Registered)	22,713	2,102,325
Novo Nordisk A/S, Class B	20,068	1,999,521
Roche Holding AG	5,215	2,093,572
Sanofi	20,059	2,074,723
UCB SA	18,215	2,083,104
		10,353,245
Professional Services - 5.9%
Intertek Group plc	29,508	2,140,167
Nihon M&A Center, Inc.	75,895	2,272,843
RELX plc	71,216	2,138,600
Wolters Kluwer NV	18,767	2,158,195
		8,709,805
Road & Rail - 1.4%
MTR Corp. Ltd.	364,590	2,053,276

Semiconductors & Semiconductor Equipment - 1.5%
ASML Holding NV	2,722	2,263,689

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Software - 4.4%
AVEVA Group plc	38,117	2,169,684
Dassault Systemes SE	37,840	2,157,699
SAP SE	14,386	2,164,520
		6,491,903
Specialty Retail - 4.3%
Hikari Tsushin, Inc.	12,656	2,219,926
Nitori Holdings Co. Ltd.	10,873	2,036,832
USS Co. Ltd.	127,465	2,112,814
		6,369,572
Trading Companies & Distributors - 2.9%
Ashtead Group plc	27,921	2,186,455
Bunzl plc	57,588	2,089,175
		4,275,630
Wireless Telecommunication Services - 1.5%
KDDI Corp.	69,523	2,132,646

TOTAL COMMON STOCKS (Cost $115,021,067)		145,489,948

SECURITIES LENDING REINVESTMENTS(b) - 4.4%

INVESTMENT COMPANIES - 4.4%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $6,502,412)	6,502,412	6,502,412

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $309,375
(Cost $309,374)	309,374	309,374

Total Investments - 103.9% (Cost $121,832,853)		152,301,734
Liabilities in excess of other assets - (3.9%)		(5,743,734)
Net Assets - 100.0%		146,558,000

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $7,736,058, collateralized in the form of cash with a value of $6,502,412 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,869,893 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from November 12, 2021 – February 15, 2050. The total value of collateral is $8,372,305.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $6,502,412.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2021:

Japan	23.6%
United Kingdom	16.1%
Switzerland	10.1%
Germany	10.1%
Denmark	7.2%
Hong Kong	7.2%
Netherlands	4.5%
France	4.4%
Belgium	4.3%
Australia	3.0%
Spain	2.8%
New Zealand	1.6%
Italy	1.5%
Ireland	1.5%
Norway	1.4%
Other[a]	0.7%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Emerging Markets Dividend Growers ETF
Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Banks - 11.2%
Bancolombia SA, ADR	12,143	403,755
Bank Central Asia Tbk. PT	173,399	398,164
Bank Rakyat Indonesia Persero Tbk. PT	1,474,783	406,373
E.Sun Financial Holding Co. Ltd.	437,508	419,929
Kuwait Finance House KSCP	148,631	408,278
National Bank of Kuwait SAKP	133,536	415,663
		2,452,162
Chemicals - 5.7%
Asian Paints Ltd.	9,828	430,954
Berger Paints India Ltd.	36,252	407,570
Pidilite Industries Ltd.	13,256	414,044
		1,252,568
Construction & Engineering - 1.9%
China Railway Group Ltd., Class H	852,631	408,915

Construction Materials - 2.0%
Shree Cement Ltd.	1,120	433,962

Consumer Finance - 4.3%
Bajaj Finance Ltd.	4,508	464,616
Krungthai Card PCL(a)	224,544	461,523
		926,139
Diversified Financial Services - 2.2%
Chailease Holding Co. Ltd.	49,276	473,850

Electronic Equipment, Instruments & Components - 1.6%
Luxshare Precision Industry Co. Ltd., Class A	68,500	358,864

Food Products - 3.9%
Britannia Industries Ltd.	7,928	434,095
Indofood CBP Sukses Makmur Tbk. PT*	702,105	414,740
		848,835
Gas Utilities - 3.5%
China Gas Holdings Ltd.	131,425	381,055
China Resources Gas Group Ltd.	63,229	383,726
		764,781
Health Care Providers & Services - 5.5%
Bangkok Dusit Medical Services PCL, Class F	588,803	427,456
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	135,600	402,822
Sinopharm Group Co. Ltd., Class H	146,685	376,829
		1,207,107
Household Durables - 1.7%
Suofeiya Home Collection Co. Ltd., Class A	129,500	371,277

Household Products - 2.0%
Hindustan Unilever Ltd.	11,865	442,714

Insurance - 7.3%
New China Life Insurance Co. Ltd., Class H	139,103	409,576
People's Insurance Co. Group of China Ltd. (The), Class H	1,284,254	396,301
Ping An Insurance Group Co. of China Ltd., Class H	47,434	368,374
Sanlam Ltd.	94,749	420,317
		1,594,568
Interactive Media & Services - 2.1%
Tencent Holdings Ltd.	7,348	454,629

Internet & Direct Marketing Retail - 2.0%
Naspers Ltd., Class N(a)	2,532	432,277

IT Services - 3.8%
Infosys Ltd., ADR	16,625	396,007
Tata Consultancy Services Ltd.	8,285	429,692
		825,699
Media - 1.9%
China South Publishing & Media Group Co. Ltd., Class A	315,306	424,428

Metals & Mining - 1.8%
Polymetal International plc	19,369	385,595

Oil, Gas & Consumable Fuels - 2.9%
LUKOIL PJSC, ADR	4,691	401,315
Rosneft Oil Co. PJSC, GDR(b)	31,703	228,896
		630,211
Personal Products - 1.9%
Marico Ltd.	56,326	420,048

Pharmaceuticals - 5.3%
China Medical System Holdings Ltd.	179,527	351,785
Yuhan Corp.	7,894	425,525
Yunnan Baiyao Group Co. Ltd., Class A	28,000	384,225
		1,161,535
Real Estate Management & Development - 12.3%
Aldar Properties PJSC	354,212	400,196
Ayala Land, Inc.	578,005	392,114
China Fortune Land Development Co. Ltd., Class A*	620,761	364,012
China Overseas Land & Investment Ltd.	169,871	390,963
China Vanke Co. Ltd., Class H	135,451	365,733
CIFI Holdings Group Co. Ltd.	589,534	397,194
Longfor Group Holdings Ltd.(b)	85,029	368,434
		2,678,646
Road & Rail - 1.8%
Localiza Rent a Car SA*	37,036	397,234

Specialty Retail - 1.8%
China Tourism Group Duty Free Corp. Ltd., Class A	10,900	385,004

Textiles, Apparel & Luxury Goods - 1.7%
Shenzhou International Group Holdings Ltd.	16,694	364,040

Tobacco - 1.9%
ITC Ltd.	141,173	408,586

MSCI Emerging Markets Dividend Growers ETF
Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Transportation Infrastructure - 1.9%
International Container Terminal Services, Inc.	109,758	410,572

Water Utilities - 1.8%
Guangdong Investment Ltd.	286,579	397,952

Wireless Telecommunication Services - 2.0%
America Movil SAB de CV, Series L	441,092	434,196

TOTAL COMMON STOCKS (Cost $19,845,545)		21,746,394

Investments	Principal Amount ($)		Value ($)
CORPORATE BONDS - 0.0%(c)

Food Products - 0.0%(c)
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/2024 (Cost $3,560)	INR	259,086	3,574

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.4%

INVESTMENT COMPANIES - 1.4%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $307,450)	307,450	307,450

Total Investments - 101.1% (Cost $20,156,555)		22,057,418
Liabilities in excess of other assets - (1.1%)		(248,554)
Net Assets - 100.0%		21,808,864

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $294,943, collateralized in the form of cash with a value of $307,450 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,010 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 5.25%, and maturity dates ranging from September 30, 2023 – February 15, 2051. The total value of collateral is $308,460.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $307,450.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee
PJSC	Public Joint Stock Company

MSCI Emerging Markets Dividend Growers ETF
Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2021:

China	39.0%
India	21.5%
Indonesia	5.6%
Russia	4.7%
Taiwan	4.1%
Thailand	4.1%
South Africa	3.9%
Kuwait	3.8%
Philippines	3.7%
Mexico	2.0%
South Korea	1.9%
Colombia	1.8%
United Arab Emirates	1.8%
Brazil	1.8%
Other[a]	0.3%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Europe Dividend Growers ETF
Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Aerospace & Defense - 2.3%
BAE Systems plc	37,685	294,795

Air Freight & Logistics - 2.3%
DSV PANALPINA A/S	1,183	301,391

Beverages - 2.2%
Diageo plc	6,022	289,575

Building Products - 2.3%
Geberit AG (Registered)	358	299,047

Capital Markets - 2.3%
Partners Group Holding AG	170	301,381

Chemicals - 13.5%
BASF SE	3,834	296,534
Croda International plc	2,342	294,856
EMS-Chemie Holding AG (Registered)	264	286,033
FUCHS PETROLUB SE (Preference)	5,902	298,606
Novozymes A/S, Class B	3,798	306,741
Symrise AG	2,013	286,575
		1,769,345
Diversified Financial Services - 4.5%
Groupe Bruxelles Lambert SA	2,598	297,787
Sofina SA	662	292,578
		590,365
Diversified Telecommunication Services - 2.2%
Telenor ASA	16,767	293,435

Electric Utilities - 2.1%
Red Electrica Corp. SA	14,111	281,342

Electronic Equipment, Instruments & Components - 2.3%
Halma plc	7,220	298,394

Equity Real Estate Investment Trusts (REITs) - 2.3%
Klepierre SA*	12,361	302,045

Food & Staples Retailing - 2.2%
Koninklijke Ahold Delhaize NV	8,735	294,592

Food Products - 6.8%
Chocoladefabriken Lindt & Spruengli AG, Class PC	26	305,682
Kerry Group plc, Class A	2,018	295,863
Nestle SA (Registered)	2,319	292,998
		894,543
Gas Utilities - 2.2%
Enagas SA	12,522	284,767

Health Care Equipment & Supplies - 6.8%
Coloplast A/S, Class B	1,662	287,823
DiaSorin SpA	1,357	309,561
GN Store Nord A/S	3,945	296,759
		894,143
Health Care Providers & Services - 4.3%
Fresenius Medical Care AG & Co. KGaA	3,665	281,386
Fresenius SE & Co. KGaA	5,456	283,705
		565,091
Insurance - 2.3%
Legal & General Group plc	81,987	304,879

IT Services - 2.4%
Bechtle AG	4,269	308,508

Machinery - 2.3%
Spirax-Sarco Engineering plc	1,371	303,970

Pharmaceuticals - 11.0%
Novartis AG (Registered)	3,154	291,936
Novo Nordisk A/S, Class B	2,787	277,689
Roche Holding AG	724	290,651
Sanofi	2,786	288,159
UCB SA	2,530	289,336
		1,437,771
Professional Services - 6.8%
Intertek Group plc	4,098	297,221
RELX plc	9,890	296,994
Wolters Kluwer NV	2,606	299,689
		893,904
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding NV	378	314,355

Software - 6.9%
AVEVA Group plc	5,293	301,286
Dassault Systemes SE	5,255	299,649
SAP SE	1,997	300,469
		901,404
Trading Companies & Distributors - 4.5%
Ashtead Group plc	3,877	303,602
Bunzl plc	7,997	290,115
		593,717
TOTAL COMMON STOCKS (Cost $10,156,092)		13,012,759

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(a) - 0.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $36,250
(Cost $36,250)	36,250	36,250

Total Investments - 99.5% (Cost $10,192,342)		13,049,009
Other assets less liabilities - 0.5%		61,865
Net Assets - 100.0%		13,110,874

MSCI Europe Dividend Growers ETF
Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI Europe Dividend Growers ETF
Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2021:

United Kingdom	25.0%
Switzerland	15.8%
Germany	15.7%
Denmark	11.2%
Netherlands	6.9%
France	6.8%
Belgium	6.7%
Spain	4.3%
Italy	2.4%
Ireland	2.2%
Norway	2.2%
Other[a]	0.8%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Auto Components - 0.1%
Visteon Corp.*	435	45,971

Biotechnology - 7.9%
AbbVie, Inc.	6,992	844,494
Allogene Therapeutics, Inc.*	1,749	41,714
Alnylam Pharmaceuticals, Inc.*	5,264	1,060,327
Bluebird Bio, Inc.*	1,704	31,183
CRISPR Therapeutics AG*	451	56,352
Editas Medicine, Inc.*	1,505	95,703
Emergent BioSolutions, Inc.*	1,720	108,498
Intellia Therapeutics, Inc.*	773	124,090
Invitae Corp.*	1,933	57,275
Mirati Therapeutics, Inc.*	332	56,350
Moderna, Inc.*	2,359	888,612
Myriad Genetics, Inc.*	1,852	66,265
Novavax, Inc.*	2,906	693,197
Seegene, Inc.	702	39,839
Twist Bioscience Corp.*	536	60,681
Ultragenyx Pharmaceutical, Inc.*	473	45,545
Veracyte, Inc.*	1,357	65,285
		4,335,410
Chemicals - 8.9%
Corbion NV	1,679	90,242
Corteva, Inc.	21,788	958,018
FMC Corp.	5,942	556,350
Givaudan SA (Registered)	226	1,134,010
International Flavors & Fragrances, Inc.	6,881	1,042,472
Scotts Miracle-Gro Co. (The)	1,794	281,353
Sensient Technologies Corp.	1,926	167,273
Symrise AG	4,335	617,297
		4,847,015
Communications Equipment - 0.9%
Cisco Systems, Inc.	8,647	510,346

Diversified Consumer Services - 0.5%
Terminix Global Holdings, Inc.*	5,996	249,613

Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings, Inc.	631	45,798

Electronic Equipment, Instruments & Components - 0.1%
Cognex Corp.	614	54,413

Entertainment - 6.4%
Activision Blizzard, Inc.	9,986	822,547
Bilibili, Inc., ADR*	1,577	126,523
Electronic Arts, Inc.	3,749	544,392
Embracer Group AB*	6,159	139,746
Netflix, Inc.*	2,002	1,139,518
Sea Ltd., ADR*	920	311,255
Take-Two Interactive Software, Inc.*	900	145,098
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	43,700	115,281
Zynga, Inc., Class A*	15,588	137,954
		3,482,314
Equity Real Estate Investment Trusts (REITs) - 0.4%
CoreSite Realty Corp.	391	58,012
Equinix, Inc.	184	155,195
		213,207
Food Products - 4.4%
Beyond Meat, Inc.*	2,568	307,236
Kerry Group plc, Class A	7,152	1,048,835
McCormick & Co., Inc. (Non-Voting)	10,821	933,744
Simply Good Foods Co. (The)*	2,836	101,018
		2,390,833
Health Care Equipment & Supplies - 13.3%
Abbott Laboratories	8,391	1,060,371
ABIOMED, Inc.*	336	122,291
Danaher Corp.	3,734	1,210,413
Dexcom, Inc.*	718	380,124
Edwards Lifesciences Corp.*	4,656	545,590
Globus Medical, Inc., Class A*	700	57,120
ICU Medical, Inc.*	252	50,236
Integra LifeSciences Holdings Corp.*	696	52,360
Intuitive Surgical, Inc.*	888	935,561
Masimo Corp.*	390	105,901
Medtronic plc	7,228	964,793
Neogen Corp.*	4,832	211,545
Nevro Corp.*	344	41,968
NuVasive, Inc.*	707	43,933
Quidel Corp.*	462	59,575
ResMed, Inc.	1,083	314,644
Shockwave Medical, Inc.*	310	66,405
Stryker Corp.	2,341	648,691
Tandem Diabetes Care, Inc.*	608	68,199
Teleflex, Inc.	349	138,016
Zimmer Biomet Holdings, Inc.	1,551	233,348
		7,311,084
Health Care Providers & Services - 0.3%
1Life Healthcare, Inc.*	1,466	35,932
Acadia Healthcare Co., Inc.*	801	52,962
Premier, Inc., Class A	1,430	53,167
		142,061
Health Care Technology - 1.0%
Cerner Corp.	2,282	174,231
Inovalon Holdings, Inc., Class A*	1,533	62,623
Phreesia, Inc.*	1,112	79,563
Teladoc Health, Inc.*	1,009	145,720
Veeva Systems, Inc., Class A*	277	91,958
		554,095
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.*	428	984,259

Interactive Media & Services - 6.5%
Alphabet, Inc., Class A*	428	1,238,611
Facebook, Inc., Class A*	3,114	1,181,389
Pinterest, Inc., Class A*	6,945	385,934
Tencent Holdings Ltd.	12,481	772,214
		3,578,148
Internet & Direct Marketing Retail - 9.5%
Alibaba Group Holding Ltd.*	36,757	782,170
Amazon.com, Inc.*	301	1,044,708
Americanas SA*	15,121	120,949
Delivery Hero SE*(a)	7,181	1,039,521
eBay, Inc.	8,937	685,825
Meituan*(a)	29,162	933,640

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Pinduoduo, Inc., ADR*	5,786	578,716
		5,185,529
IT Services - 6.4%
Accenture plc, Class A	1,298	436,855
Euronet Worldwide, Inc.*	330	43,966
GDS Holdings Ltd., ADR*	593	34,679
GoDaddy, Inc., Class A*	581	42,593
Kingsoft Cloud Holdings Ltd., ADR*	1,411	45,420
Mastercard, Inc., Class A	1,837	636,024
Nuvei Corp.*(a)	664	86,065
Okta, Inc.*	237	62,473
PayPal Holdings, Inc.*	2,295	662,475
Perficient, Inc.*	2,950	351,699
Shift4 Payments, Inc., Class A*	528	45,255
Square, Inc., Class A*	804	215,528
VeriSign, Inc.*	215	46,496
Visa, Inc., Class A	3,514	805,057
		3,514,585
Life Sciences Tools & Services - 2.8%
Bio-Techne Corp.	288	143,752
Genscript Biotech Corp.*	15,396	73,145
Medpace Holdings, Inc.*	305	55,617
NanoString Technologies, Inc.*	1,005	58,491
Pacific Biosciences of California, Inc.*	2,035	63,716
QIAGEN NV*	1,720	95,188
Thermo Fisher Scientific, Inc.	1,197	664,275
Wuxi Biologics Cayman, Inc.*(a)	25,105	388,642
		1,542,826
Machinery - 2.5%
AGCO Corp.	2,624	361,115
Deere & Co.	2,725	1,030,132
		1,391,247
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	7,657	511,947
Johnson & Johnson	5,512	954,292
Roche Holding AG	2,792	1,121,221
		2,587,460
Professional Services - 0.3%
Upwork, Inc.*	3,975	177,722

Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc.*	1,770	195,974
Ambarella, Inc.*	506	52,406
Intel Corp.	3,109	168,073
MaxLinear, Inc.*	1,356	70,824
MediaTek, Inc.	3,122	101,500
Micron Technology, Inc.*	2,294	169,068
NVIDIA Corp.	5,108	1,143,426
QUALCOMM, Inc.	1,629	238,958
Synaptics, Inc.*	385	73,065
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,087	486,394
		2,699,688
Software - 13.0%
8x8, Inc.*	1,935	46,730
Adobe, Inc.*	2,032	1,348,638
Altair Engineering, Inc., Class A*	743	54,974
ANSYS, Inc.*	1,130	412,857
Avast plc(a)	7,406	60,869
BlackBerry Ltd.*	5,467	62,312
Blackline, Inc.*	455	49,640
Cerence, Inc.*	563	61,052
Check Point Software Technologies Ltd.*	402	50,503
Cloudera, Inc.*	3,870	61,649
Cloudflare, Inc., Class A*	659	79,568
Coupa Software, Inc.*	208	50,920
Crowdstrike Holdings, Inc., Class A*	366	102,846
CyberArk Software Ltd.*	386	64,825
Dropbox, Inc., Class A*	1,769	56,095
FireEye, Inc.*	2,257	41,055
Fortinet, Inc.*	284	89,500
HubSpot, Inc.*	95	65,025
Lightspeed Commerce, Inc.*	814	90,365
Marathon Digital Holdings, Inc.*	2,152	87,350
Microsoft Corp.	4,017	1,212,652
MicroStrategy, Inc., Class A*	102	70,819
Mimecast Ltd.*	990	69,112
NortonLifeLock, Inc.	1,769	46,985
Nuance Communications, Inc.*	2,125	116,981
Nutanix, Inc., Class A*	1,579	58,281
Oracle Corp.	2,813	250,723
Palo Alto Networks, Inc.*	190	87,598
Paylocity Holding Corp.*	283	76,184
PTC, Inc.*	368	48,451
Q2 Holdings, Inc.*	508	44,750
Qualys, Inc.*	483	56,694
Rapid7, Inc.*	592	71,940
Riot Blockchain, Inc.*	1,935	72,214
salesforce.com, Inc.*	1,886	500,299
Sangfor Technologies, Inc., Class A	1,100	46,361
SAP SE	1,656	249,225
ServiceNow, Inc.*	408	262,605
Sprout Social, Inc., Class A*	2,815	342,304
Tenable Holdings, Inc.*	1,176	52,179
Trade Desk, Inc. (The), Class A*	900	72,045
VMware, Inc., Class A*	291	43,321
Weimob, Inc.*(a)	22,272	32,531
Workday, Inc., Class A*	368	100,523
Zoom Video Communications, Inc., Class A*	419	121,300
Zscaler, Inc.*	283	78,770
		7,121,620
Specialty Retail - 0.4%
GameStop Corp., Class A*	958	209,074

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	7,832	1,189,133
Samsung Electronics Co. Ltd., GDR(a)	153	250,231
		1,439,364
TOTAL COMMON STOCKS (Cost $47,747,929)		54,613,682

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $121,188
(Cost $121,188)	121,188	121,188

Total Investments - 99.9% (Cost $47,869,117)		54,734,870
Other assets less liabilities - 0.1%		63,418
Net Assets - 100.0%		54,798,288

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of August 31, 2021:

United States	79.6%
China	7.2%
Switzerland	4.2%
Ireland	1.9%
Saudi Arabia	1.9%
Taiwan	1.6%
Germany	1.6%
South Korea	0.5%
Canada	0.4%
Sweden	0.3%
Brazil	0.2%
Netherlands	0.2%
Israel	0.1%
Other[a]	0.3%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Nasdaq-100 Dorsey Wright Momentum ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Biotechnology - 11.3%
Biogen, Inc.*	2,233	756,786
Moderna, Inc.*	3,440	1,295,815
		2,052,601
Commercial Services & Supplies - 4.5%
Cintas Corp.	2,060	815,286

Electronic Equipment, Instruments & Components - 5.0%
CDW Corp.	4,494	901,542

Food Products - 4.0%
Kraft Heinz Co. (The)	20,029	720,844

Health Care Equipment & Supplies - 9.5%
Align Technology, Inc.*	1,277	905,393
IDEXX Laboratories, Inc.*	1,201	809,186
		1,714,579
Hotels, Restaurants & Leisure - 4.2%
Marriott International, Inc., Class A*	5,614	758,676

Interactive Media & Services - 9.9%
Alphabet, Inc., Class A*	320	926,064
Facebook, Inc., Class A*	2,285	866,883
		1,792,947
Internet & Direct Marketing Retail - 4.9%
eBay, Inc.	11,518	883,891

Life Sciences Tools & Services - 4.2%
Illumina, Inc.*	1,680	768,029

Media - 4.5%
Fox Corp., Class A	21,953	821,920

Semiconductors & Semiconductor Equipment - 28.3%
Applied Materials, Inc.	5,931	801,456
ASML Holding NV, NYRS	1,159	965,493
Broadcom, Inc.	1,665	827,855
Lam Research Corp.	1,304	788,685
NVIDIA Corp.	3,994	894,057
NXP Semiconductors NV	3,993	859,014
		5,136,560
Software - 9.5%
DocuSign, Inc.*	2,782	824,140
Intuit, Inc.	1,587	898,416
		1,722,556
TOTAL COMMON STOCKS (Cost $16,667,879)		18,089,431

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $20,852
(Cost $20,852)	20,852	20,852

Total Investments - 99.9% (Cost $16,688,731)		18,110,283
Other assets less liabilities - 0.1%		18,815
Net Assets - 100.0%		18,129,098

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
NYRS	New York Registry Shares

Nasdaq-100 Dorsey Wright Momentum ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Nasdaq-100 Dorsey Wright Momentum ETF invested, as a percentage of net assets, in the following countries as of August 31, 2021:

United States	89.7%
Netherlands	5.3%
China	4.8%
Other[a]	0.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Online Retail ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 100.0%

Entertainment - 3.3%
Sea Ltd., ADR*	89,901	30,415,306

Health Care Equipment & Supplies - 2.2%
Figs, Inc., Class A*(a)	485,699	19,918,516

Internet & Direct Marketing Retail - 94.3%
1-800-Flowers.com, Inc., Class A*	531,917	16,893,684
Alibaba Group Holding Ltd., ADR*	678,224	113,256,626
Amazon.com, Inc.*	64,852	225,087,673
Betterware de Mexico SAB de CV	439,603	18,590,811
Cango, Inc., ADR(a)	447,053	1,967,033
CarParts.com, Inc.*	962,921	16,629,646
Chewy, Inc., Class A*(a)	257,513	22,692,046
ContextLogic, Inc., Class A*(a)	2,593,865	18,701,767
Coupang, Inc.*	298,860	8,953,846
Dada Nexus Ltd., ADR*(a)	79,405	1,880,310
DoorDash, Inc., Class A*	139,066	26,617,232
eBay, Inc.	514,411	39,475,900
Etsy, Inc.*	100,077	21,642,652
Farfetch Ltd., Class A*	59,895	2,507,205
Fiverr International Ltd.*(a)	10,074	1,808,384
Global-e Online Ltd.*(a)	25,713	2,030,299
Groupon, Inc.*	687,032	17,017,783
JD.com, Inc., ADR*	265,320	20,843,539
Lands' End, Inc.*	486,017	16,451,675
Liquidity Services, Inc.*	720,467	17,579,395
MercadoLibre, Inc.*	8,585	16,032,058
Original BARK Co. (The)*(a)	2,243,682	18,173,824
Overstock.com, Inc.*(a)	239,304	17,265,784
Ozon Holdings plc, ADR*(a)	34,088	1,794,392
PetMed Express, Inc.(a)	588,328	16,202,553
Pinduoduo, Inc., ADR*	216,665	21,670,833
Poshmark, Inc., Class A*(a)	596,190	17,396,824
Quotient Technology, Inc.*	2,385,608	17,319,514
Qurate Retail, Inc., Series A	1,604,209	17,694,425
RealReal, Inc. (The)*	1,310,400	16,301,376
Revolve Group, Inc.*	306,059	17,586,150
Shutterstock, Inc.	153,127	17,649,418
Stamps.com, Inc.*	56,826	18,690,071
Stitch Fix, Inc., Class A*	417,060	17,478,985
Uxin Ltd., ADR*	522,634	1,865,803
Vipshop Holdings Ltd., ADR*	121,292	1,793,909
Wayfair, Inc., Class A*(a)	75,029	21,064,392
		866,607,817
Personal Products - 0.2%
Yatsen Holding Ltd., ADR*(a)	372,524	1,888,697

TOTAL COMMON STOCKS (Cost $940,075,816)		918,830,336

SECURITIES LENDING REINVESTMENTS(b) - 3.7%

INVESTMENT COMPANIES - 3.7%

BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $34,186,188)	34,186,188	34,186,188

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $1,809,950 (Cost $1,809,945)	1,809,945	1,809,945

Total Investments - 103.9% (Cost $976,071,949)		954,826,469
Liabilities in excess of other assets - (3.9%)		(35,542,451)
Net Assets - 100.0%		919,284,018

Online Retail ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $60,661,142, collateralized in the form of cash with a value of $34,186,188 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $29,718,201 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $63,904,389.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $34,186,188.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Pet Care ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Distributors - 0.0%(a)
Arata Corp.	2,547	103,255

Food Products - 13.8%
Freshpet, Inc.*	179,412	22,989,853
General Mills, Inc.	117,563	6,796,317
J M Smucker Co. (The)	20,436	2,527,320
Nestle SA (Registered)	124,969	15,794,608
		48,108,098
Health Care Equipment & Supplies - 14.0%
Heska Corp.*	42,639	11,312,127
IDEXX Laboratories, Inc.*	51,659	34,805,768
Zomedica Corp.*	4,067,434	2,594,209
		48,712,104
Health Care Providers & Services - 7.9%
AmerisourceBergen Corp.	28,750	3,513,538
Covetrus, Inc.*	440,614	9,953,470
CVS Group plc*	301,235	10,333,116
Patterson Cos., Inc.	16,369	501,546
PetIQ, Inc.*	122,601	3,181,496
		27,483,166
Household Products - 5.7%
Central Garden & Pet Co., Class A*	171,329	7,139,279
Colgate-Palmolive Co.	163,610	12,753,400
		19,892,679
Insurance - 4.4%
Anicom Holdings, Inc.(b)	300,952	2,420,966
Trupanion, Inc.*	139,206	12,748,485
		15,169,451
Internet & Direct Marketing Retail - 14.2%
Boqii Holding Ltd., ADR*	269,262	724,315
Chewy, Inc., Class A*	362,802	31,970,112
Original BARK Co. (The)*	335,981	2,721,446
PetMed Express, Inc.	83,695	2,304,961
zooplus AG*	24,911	11,724,286
		49,445,120
Pharmaceuticals - 28.6%
Dechra Pharmaceuticals plc	451,677	32,539,778
Elanco Animal Health, Inc.*	88,093	2,940,544
Merck & Co., Inc.	203,651	15,536,535
SwedenCare AB	346,612	5,675,480
Virbac SA	17,866	7,552,110
Zoetis, Inc.	172,326	35,251,007
		99,495,454
Specialty Retail - 11.2%
Musti Group OYJ*	131,913	5,326,865
Pet Center Comercio e Participacoes SA	1,033,173	5,290,945
Petco Health & Wellness Co., Inc.*	642,107	13,824,564
Pets at Home Group plc	2,076,431	14,288,180
		38,730,554
TOTAL COMMON STOCKS (Cost $258,649,866)		347,139,881

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $686,307 (Cost $686,307)	686,307	686,307

Total Investments - 100.0% (Cost $259,336,173)		347,826,188
Other assets less liabilities - 0.0%(a)		48,235
Net Assets - 100.0%		347,874,423

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $20,055, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.00%, and maturity dates ranging from March 31, 2022 – February 15, 2049. The total value of collateral is $21,225.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Pet Care ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Pet Care ETF invested, as a percentage of net assets, in the following countries as of August 31, 2021:

United States	67.7%
United Kingdom	16.4%
Switzerland	4.6%
Germany	3.4%
France	2.2%
Sweden	1.6%
Finland	1.5%
Brazil	1.5%
Japan	0.7%
China	0.2%
Other[a]	0.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 98.6%

Aerospace & Defense - 1.8%
Boeing Co. (The)*	99	21,730
Curtiss-Wright Corp.	6	731
General Dynamics Corp.	52	10,416
Hexcel Corp.*	13	737
Howmet Aerospace, Inc.	72	2,286
Huntington Ingalls Industries, Inc.	9	1,838
L3Harris Technologies, Inc.	25	5,825
Lockheed Martin Corp.	38	13,672
Northrop Grumman Corp.	23	8,457
Raytheon Technologies Corp.	165	13,985
Spirit AeroSystems Holdings, Inc., Class A	33	1,295
Teledyne Technologies, Inc.*	4	1,854
Textron, Inc.	53	3,852
TransDigm Group, Inc.*	6	3,645
		90,323
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc.*	11	805
CH Robinson Worldwide, Inc.	29	2,612
Expeditors International of Washington, Inc.	18	2,243
FedEx Corp.	46	12,222
GXO Logistics, Inc.*	24	1,963
Hub Group, Inc., Class A*	10	702
United Parcel Service, Inc., Class B	97	18,976
		39,523
Airlines - 0.2%
Alaska Air Group, Inc.*	9	516
American Airlines Group, Inc.*	84	1,675
Delta Air Lines, Inc.*	62	2,507
JetBlue Airways Corp.*	34	514
Southwest Airlines Co.*	28	1,394
United Airlines Holdings, Inc.*	50	2,326
		8,932
Auto Components - 0.4%
Adient plc*	45	1,770
American Axle & Manufacturing Holdings, Inc.*	105	931
Aptiv plc*	21	3,196
Autoliv, Inc.	19	1,680
BorgWarner, Inc.	55	2,347
Dana, Inc.	55	1,279
Gentex Corp.	27	832
Goodyear Tire & Rubber Co. (The)*	125	1,980
Lear Corp.	21	3,359
Tenneco, Inc., Class A*	51	796
Visteon Corp.*	10	1,057
		19,227
Automobiles - 1.3%
Ford Motor Co.*	2,655	34,595
General Motors Co.*	545	26,711
Harley-Davidson, Inc.	55	2,174
Tesla, Inc.*	3	2,207
Thor Industries, Inc.	10	1,134
		66,821
Banks - 8.4%
Associated Banc-Corp.	48	990
BancorpSouth Bank	19	557
Bank of America Corp.	1,643	68,595
Bank of Hawaii Corp.	6	503
Bank OZK	23	976
BankUnited, Inc.	22	925
BOK Financial Corp.	7	616
Cathay General Bancorp	16	636
CIT Group, Inc.	36	1,995
Citigroup, Inc.	800	57,528
Citizens Financial Group, Inc.	122	5,342
Columbia Banking System, Inc.	13	473
Comerica, Inc.	36	2,661
Commerce Bancshares, Inc.	12	849
Credicorp Ltd.*	19	2,026
Cullen/Frost Bankers, Inc.	10	1,142
East West Bancorp, Inc.	21	1,540
Fifth Third Bancorp	170	6,606
First Citizens BancShares, Inc., Class A	1	898
First Hawaiian, Inc.	28	781
First Horizon Corp.	72	1,180
First Midwest Bancorp, Inc.	29	543
First Republic Bank	12	2,387
FNB Corp.	103	1,203
Fulton Financial Corp.	44	697
Glacier Bancorp, Inc.	12	639
Hancock Whitney Corp.	24	1,103
Home BancShares, Inc.	26	576
Huntington Bancshares, Inc.	307	4,768
Investors Bancorp, Inc.	57	816
JPMorgan Chase & Co.	560	89,572
KeyCorp	225	4,572
M&T Bank Corp.	30	4,200
Old National Bancorp	36	600
PacWest Bancorp	43	1,830
People's United Financial, Inc.	107	1,758
Pinnacle Financial Partners, Inc.	10	969
PNC Financial Services Group, Inc. (The)	86	16,435
Popular, Inc.	23	1,747
Prosperity Bancshares, Inc.	16	1,118
Regions Financial Corp.	224	4,576
Signature Bank	5	1,297
Simmons First National Corp., Class A	22	639
Sterling Bancorp	41	938
SVB Financial Group*	4	2,238
Synovus Financial Corp.	28	1,207
Texas Capital Bancshares, Inc.*	10	680
Truist Financial Corp.	221	12,610
UMB Financial Corp.	8	733
Umpqua Holdings Corp.	70	1,363
United Bankshares, Inc.	24	872
US Bancorp	318	18,250
Valley National Bancorp	85	1,108
Webster Financial Corp.	18	909
Wells Fargo & Co.	1,658	75,771
Western Alliance Bancorp	7	683
Wintrust Financial Corp.	12	898
Zions Bancorp NA	35	2,027
		419,151
Beverages - 1.5%
Brown-Forman Corp., Class B	11	772
Coca-Cola Co. (The)	495	27,874

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Coca-Cola Europacific Partners plc	57	3,291
Constellation Brands, Inc., Class A	17	3,589
Keurig Dr Pepper, Inc.	72	2,568
Molson Coors Beverage Co., Class B	78	3,707
Monster Beverage Corp.*	15	1,464
PepsiCo, Inc.	197	30,809
		74,074
Biotechnology - 1.6%
AbbVie, Inc.	195	23,552
Amgen, Inc.	76	17,140
Biogen, Inc.*	27	9,151
BioMarin Pharmaceutical, Inc.*	8	674
Gilead Sciences, Inc.	296	21,543
Incyte Corp.*	7	535
Regeneron Pharmaceuticals, Inc.*	8	5,387
United Therapeutics Corp.*	6	1,289
Vertex Pharmaceuticals, Inc.*	7	1,402
		80,673
Building Products - 0.8%
A O Smith Corp.	13	945
Allegion plc	7	1,008
Builders FirstSource, Inc.*	27	1,439
Carlisle Cos., Inc.	8	1,686
Carrier Global Corp.	178	10,253
Fortune Brands Home & Security, Inc.	16	1,558
Johnson Controls International plc	136	10,173
Lennox International, Inc.	3	1,005
Masco Corp.	29	1,761
Owens Corning	23	2,198
Resideo Technologies, Inc.*	35	1,128
Trane Technologies plc	22	4,367
UFP Industries, Inc.	10	751
		38,272
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	7	1,191
Ameriprise Financial, Inc.	19	5,185
Apollo Global Management, Inc.	13	777
Bank of New York Mellon Corp. (The)	238	13,142
BlackRock, Inc.	17	16,036
Cboe Global Markets, Inc.	10	1,262
Charles Schwab Corp. (The)	78	5,682
CME Group, Inc.	38	7,665
Evercore, Inc., Class A	5	698
FactSet Research Systems, Inc.	2	761
Federated Hermes, Inc., Class B	25	846
Franklin Resources, Inc.	104	3,374
Goldman Sachs Group, Inc. (The)	69	28,532
Intercontinental Exchange, Inc.	42	5,020
Invesco Ltd.	145	3,671
Janus Henderson Group plc	44	1,908
Jefferies Financial Group, Inc.	69	2,550
KKR & Co., Inc.	60	3,858
Lazard Ltd., Class A	34	1,612
LPL Financial Holdings, Inc.	8	1,183
Moody's Corp.	7	2,665
Morgan Stanley	227	23,706
MSCI, Inc.	2	1,269
Nasdaq, Inc.	10	1,958
Northern Trust Corp.	37	4,385
Raymond James Financial, Inc.	17	2,378
S&P Global, Inc.	10	4,438
SEI Investments Co.	11	691
State Street Corp.	88	8,176
Stifel Financial Corp.	14	967
T. Rowe Price Group, Inc.	26	5,821
		161,407
Chemicals - 2.0%
Air Products and Chemicals, Inc.	20	5,390
Albemarle Corp.	10	2,367
Ashland Global Holdings, Inc.	10	911
Avient Corp.	15	781
Axalta Coating Systems Ltd.*	38	1,161
Cabot Corp.	14	748
Celanese Corp.	15	2,379
CF Industries Holdings, Inc.	47	2,135
Chemours Co. (The)	48	1,608
Corteva, Inc.	90	3,957
Dow, Inc.	130	8,177
DuPont de Nemours, Inc.	185	13,694
Eastman Chemical Co.	29	3,282
Ecolab, Inc.	21	4,733
Element Solutions, Inc.	40	909
FMC Corp.	10	936
HB Fuller Co.	10	676
Huntsman Corp.	59	1,559
International Flavors & Fragrances, Inc.	14	2,121
Linde plc	58	18,246
LyondellBasell Industries NV, Class A	82	8,229
Mosaic Co. (The)	91	2,928
Olin Corp.	43	2,143
PPG Industries, Inc.	32	5,106
RPM International, Inc.	16	1,317
Scotts Miracle-Gro Co. (The)	3	471
Sherwin-Williams Co. (The)	15	4,555
Trinseo SA	12	623
Westlake Chemical Corp.	7	611
		101,753
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	17	842
Brink's Co. (The)	7	547
Cintas Corp.	5	1,979
Clean Harbors, Inc.*	9	924
Copart, Inc.*	6	866
CoreCivic, Inc., REIT*	144	1,400
Covanta Holding Corp.	44	882
Deluxe Corp.	14	537
KAR Auction Services, Inc.*(b)	48	812
Pitney Bowes, Inc.	111	829
Republic Services, Inc.	33	4,096
Stericycle, Inc.*	14	974
Waste Management, Inc.	55	8,531
		23,219
Communications Equipment - 1.0%
Arista Networks, Inc.*	2	739
Ciena Corp.*	16	914
Cisco Systems, Inc.	656	38,717
CommScope Holding Co., Inc.*	86	1,359
EchoStar Corp., Class A*	25	675
F5 Networks, Inc.*	5	1,018
Juniper Networks, Inc.	82	2,376
Motorola Solutions, Inc.	12	2,931

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Viasat, Inc.*	11	568
		49,297
Construction & Engineering - 0.2%
AECOM*	52	3,409
Dycom Industries, Inc.*	9	678
EMCOR Group, Inc.	13	1,580
Fluor Corp.*	97	1,616
MasTec, Inc.*	12	1,097
Quanta Services, Inc.	21	2,144
Valmont Industries, Inc.	3	747
		11,271
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5	1,907
Summit Materials, Inc., Class A*	27	909
Vulcan Materials Co.	11	2,045
		4,861
Consumer Finance - 1.5%
Ally Financial, Inc.	125	6,613
American Express Co.	93	15,434
Capital One Financial Corp.	150	24,896
Discover Financial Services	70	8,975
Navient Corp.	112	2,600
OneMain Holdings, Inc.	19	1,099
PROG Holdings, Inc.	12	568
Santander Consumer USA Holdings, Inc.	32	1,335
SLM Corp.	59	1,106
Synchrony Financial	215	10,696
		73,322
Containers & Packaging - 0.6%
AptarGroup, Inc.	7	944
Avery Dennison Corp.	9	2,028
Ball Corp.	25	2,399
Berry Global Group, Inc.*	33	2,217
Crown Holdings, Inc.	23	2,525
Graphic Packaging Holding Co.	76	1,560
International Paper Co.	131	7,872
O-I Glass, Inc.*	57	862
Packaging Corp. of America	16	2,427
Sealed Air Corp.	27	1,648
Silgan Holdings, Inc.	16	679
Sonoco Products Co.	23	1,502
WestRock Co.	106	5,516
		32,179
Distributors - 0.2%
Genuine Parts Co.	34	4,154
LKQ Corp.*	67	3,530
Pool Corp.	2	989
		8,673
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc.*	3	437
Graham Holdings Co., Class B	1	617
H&R Block, Inc.	61	1,565
Laureate Education, Inc., Class A*	41	653
Service Corp. International	23	1,444
Terminix Global Holdings, Inc.*	15	624
		5,340
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	212	60,583
Equitable Holdings, Inc.	99	3,070
Voya Financial, Inc.	40	2,599
		66,252
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	2,639	72,362
Liberty Global plc, Class A*	76	2,184
Liberty Global plc, Class C*	159	4,608
Liberty Latin America Ltd., Class A*	13	185
Liberty Latin America Ltd., Class C*	44	633
Lumen Technologies, Inc.	700	8,610
Verizon Communications, Inc.	1,049	57,695
		146,277
Electric Utilities - 2.8%
ALLETE, Inc.	14	944
Alliant Energy Corp.	48	2,918
American Electric Power Co., Inc.	122	10,928
Avangrid, Inc.	18	984
Duke Energy Corp.	180	18,839
Edison International	104	6,015
Entergy Corp.	58	6,415
Evergy, Inc.	66	4,518
Eversource Energy	65	5,897
Exelon Corp.	305	14,951
FirstEnergy Corp.	168	6,530
Hawaiian Electric Industries, Inc.	26	1,134
IDACORP, Inc.	11	1,159
NextEra Energy, Inc.	200	16,798
NRG Energy, Inc.	43	1,964
OGE Energy Corp.	57	2,018
PG&E Corp.*	211	1,935
Pinnacle West Capital Corp.	33	2,538
PNM Resources, Inc.	15	742
Portland General Electric Co.	27	1,386
PPL Corp.	239	7,015
Southern Co. (The)	218	14,329
Xcel Energy, Inc.	106	7,287
		137,244
Electrical Equipment - 0.7%
Acuity Brands, Inc.	7	1,292
AMETEK, Inc.	15	2,040
Eaton Corp. plc	64	10,775
Emerson Electric Co.	87	9,178
EnerSys	7	592
Generac Holdings, Inc.*	2	874
Hubbell, Inc.	7	1,443
nVent Electric plc	32	1,100
Regal Beloit Corp.	7	1,046
Rockwell Automation, Inc.	10	3,254
Sensata Technologies Holding plc*	22	1,302
		32,896
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	39	2,989
Arrow Electronics, Inc.*	24	2,909
Avnet, Inc.	52	2,104
CDW Corp.	15	3,009
Coherent, Inc.*	2	505
Corning, Inc.	129	5,159
Flex Ltd.*	220	4,088
Insight Enterprises, Inc.*	9	926
IPG Photonics Corp.*	2	341
Jabil, Inc.	50	3,089
Keysight Technologies, Inc.*	9	1,614
National Instruments Corp.	14	586
Plexus Corp.*	7	643

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Sanmina Corp.*	17	671
SYNNEX Corp.	11	1,398
TE Connectivity Ltd.	39	5,859
Trimble, Inc.*	15	1,413
TTM Technologies, Inc.*	47	658
Vishay Intertechnology, Inc.	28	615
Zebra Technologies Corp., Class A*	2	1,174
		39,750
Energy Equipment & Services - 0.7%
Baker Hughes Co.	277	6,310
Halliburton Co.	231	4,615
Helmerich & Payne, Inc.	64	1,723
Nabors Industries Ltd.*	10	843
NOV, Inc.*	153	2,015
Oceaneering International, Inc.*	55	677
Patterson-UTI Energy, Inc.	118	916
Schlumberger NV	509	14,272
Transocean Ltd.*	545	1,940
		33,311
Entertainment - 0.9%
Activision Blizzard, Inc.	40	3,295
Cinemark Holdings, Inc.*	44	785
Electronic Arts, Inc.	18	2,614
Liberty Media Corp.-Liberty Formula One, Class A*	3	137
Liberty Media Corp.-Liberty Formula One, Class C*	23	1,162
Lions Gate Entertainment Corp., Class A*	15	194
Lions Gate Entertainment Corp., Class B*	29	341
Live Nation Entertainment, Inc.*	13	1,127
Netflix, Inc.*	6	3,415
Spotify Technology SA*	2	469
Take-Two Interactive Software, Inc.*	5	806
Walt Disney Co. (The)*	161	29,189
		43,534
Equity Real Estate Investment Trusts (REITs) - 3.7%
Alexandria Real Estate Equities, Inc.	12	2,476
American Campus Communities, Inc.	28	1,424
American Homes 4 Rent, Class A	27	1,132
American Tower Corp.	26	7,596
Apartment Income REIT Corp.	16	813
Apple Hospitality REIT, Inc.	85	1,256
AvalonBay Communities, Inc.	21	4,821
Boston Properties, Inc.	30	3,390
Brandywine Realty Trust	57	791
Brixmor Property Group, Inc.	78	1,829
Camden Property Trust	14	2,101
Columbia Property Trust, Inc.	41	685
Corporate Office Properties Trust	25	704
Cousins Properties, Inc.	26	1,003
Crown Castle International Corp.	37	7,203
CubeSmart	23	1,230
CyrusOne, Inc.	13	1,001
DiamondRock Hospitality Co.*	72	651
Digital Realty Trust, Inc.	26	4,262
DigitalBridge Group, Inc.*(b)	214	1,477
Douglas Emmett, Inc.	32	1,056
Duke Realty Corp.	39	2,048
EPR Properties	21	1,066
Equinix, Inc.	6	5,061
Equity Commonwealth	20	527
Equity LifeStyle Properties, Inc.	14	1,191
Equity Residential	61	5,128
Essex Property Trust, Inc.	8	2,646
Extra Space Storage, Inc.	12	2,243
Federal Realty Investment Trust	12	1,461
First Industrial Realty Trust, Inc.	14	784
Gaming and Leisure Properties, Inc.	28	1,380
GEO Group, Inc. (The)	140	1,085
Healthcare Realty Trust, Inc.	24	721
Healthcare Trust of America, Inc., Class A	37	1,122
Healthpeak Properties, Inc.	96	3,456
Highwoods Properties, Inc.	24	1,097
Host Hotels & Resorts, Inc.*	220	3,643
Hudson Pacific Properties, Inc.	37	976
Invitation Homes, Inc.	64	2,635
Iron Mountain, Inc.	83	3,963
JBG SMITH Properties	23	693
Kilroy Realty Corp.	21	1,379
Kimco Realty Corp.	137	2,985
Lamar Advertising Co., Class A	14	1,594
Lexington Realty Trust	57	771
Life Storage, Inc.	10	1,244
Macerich Co. (The)	111	1,896
Medical Properties Trust, Inc.	70	1,434
Mid-America Apartment Communities, Inc.	15	2,885
National Retail Properties, Inc.	25	1,190
Omega Healthcare Investors, Inc.	38	1,274
Outfront Media, Inc.*	45	1,114
Paramount Group, Inc.	80	709
Park Hotels & Resorts, Inc.*	97	1,857
Pebblebrook Hotel Trust	39	859
Physicians Realty Trust	35	648
Piedmont Office Realty Trust, Inc., Class A	40	713
Prologis, Inc.	54	7,272
Public Storage	13	4,207
Rayonier, Inc.	20	736
Realty Income Corp.	38	2,744
Regency Centers Corp.	32	2,196
Retail Properties of America, Inc., Class A	71	939
RLJ Lodging Trust	51	736
Ryman Hospitality Properties, Inc.*	9	748
Sabra Health Care REIT, Inc.	48	768
SBA Communications Corp.	3	1,077
Service Properties Trust	53	606
Simon Property Group, Inc.	59	7,933
SITE Centers Corp.	57	918
SL Green Realty Corp.	28	1,962
Spirit Realty Capital, Inc.	21	1,087
STAG Industrial, Inc.	17	718
STORE Capital Corp.	29	1,046
Sun Communities, Inc.	8	1,612
Sunstone Hotel Investors, Inc.*	81	939
UDR, Inc.	36	1,945
Uniti Group, Inc.	71	928
Ventas, Inc.	98	5,482
VEREIT, Inc.	59	2,981

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
VICI Properties, Inc.	58	1,793
Vornado Realty Trust	61	2,555
Welltower, Inc.	94	8,228
Weyerhaeuser Co.	130	4,680
WP Carey, Inc.	27	2,109
Xenia Hotels & Resorts, Inc.*	29	505
		181,829
Food & Staples Retailing - 2.7%
BJ's Wholesale Club Holdings, Inc.*	40	2,266
Casey's General Stores, Inc.	6	1,227
Costco Wholesale Corp.	60	27,329
Kroger Co. (The)	451	20,760
Performance Food Group Co.*	55	2,762
Rite Aid Corp.*(b)	134	2,377
Sprouts Farmers Market, Inc.*	39	971
Sysco Corp.	102	8,124
United Natural Foods, Inc.*	65	2,392
US Foods Holding Corp.*	103	3,502
Walgreens Boots Alliance, Inc.	362	18,372
Walmart, Inc.	305	45,171
		135,253
Food Products - 1.5%
Archer-Daniels-Midland Co.	132	7,920
B&G Foods, Inc.(b)	21	638
Bunge Ltd.	58	4,391
Campbell Soup Co.	37	1,544
Conagra Brands, Inc.	95	3,146
Darling Ingredients, Inc.*	17	1,267
Flowers Foods, Inc.	44	1,062
General Mills, Inc.	126	7,284
Hershey Co. (The)	15	2,665
Hormel Foods Corp.	34	1,548
Ingredion, Inc.	19	1,669
J M Smucker Co. (The)	28	3,463
Kellogg Co.	55	3,473
Kraft Heinz Co. (The)	234	8,422
Lamb Weston Holdings, Inc.	11	717
McCormick & Co., Inc. (Non-Voting)	21	1,812
Mondelez International, Inc., Class A	210	13,035
Nomad Foods Ltd.*	24	633
Post Holdings, Inc.*	15	1,679
Sanderson Farms, Inc.	4	786
TreeHouse Foods, Inc.*	20	749
Tyson Foods, Inc., Class A	99	7,773
		75,676
Gas Utilities - 0.2%
Atmos Energy Corp.	22	2,145
National Fuel Gas Co.	20	1,036
New Jersey Resources Corp.	20	747
ONE Gas, Inc.	12	862
South Jersey Industries, Inc.	26	645
Southwest Gas Holdings, Inc.	17	1,196
Spire, Inc.	13	867
UGI Corp.	52	2,408
		9,906
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	110	13,901
Align Technology, Inc.*	1	709
Baxter International, Inc.	50	3,811
Becton Dickinson and Co.	25	6,292
Boston Scientific Corp.*	111	5,012
Cooper Cos., Inc. (The)	2	901
Danaher Corp.	30	9,725
DENTSPLY SIRONA, Inc.	20	1,234
Edwards Lifesciences Corp.*	20	2,344
Envista Holdings Corp.*	31	1,326
Hill-Rom Holdings, Inc.	7	1,019
Hologic, Inc.*	17	1,346
IDEXX Laboratories, Inc.*	1	674
Intuitive Surgical, Inc.*	3	3,161
Medtronic plc	168	22,425
ResMed, Inc.	6	1,743
STERIS plc	7	1,505
Stryker Corp.	22	6,096
Teleflex, Inc.	2	791
West Pharmaceutical Services, Inc.	2	903
Zimmer Biomet Holdings, Inc.	21	3,159
		88,077
Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc.*	18	1,190
AmerisourceBergen Corp.	62	7,577
Anthem, Inc.	57	21,382
Cardinal Health, Inc.	113	5,931
Centene Corp.*	149	9,384
Cigna Corp.	64	13,546
Community Health Systems, Inc.*	121	1,490
Covetrus, Inc.*	16	361
CVS Health Corp.	411	35,506
DaVita, Inc.*	22	2,877
Encompass Health Corp.	15	1,177
HCA Healthcare, Inc.	40	10,119
Henry Schein, Inc.*	29	2,192
Humana, Inc.	23	9,325
Laboratory Corp. of America Holdings*	15	4,551
Magellan Health, Inc.*	11	1,041
McKesson Corp.	56	11,432
MEDNAX, Inc.*	30	963
Molina Healthcare, Inc.*	12	3,225
Owens & Minor, Inc.	41	1,528
Patterson Cos., Inc.	25	766
Premier, Inc., Class A	20	744
Quest Diagnostics, Inc.	24	3,668
Select Medical Holdings Corp.	23	795
Tenet Healthcare Corp.*	58	4,370
UnitedHealth Group, Inc.	124	51,618
Universal Health Services, Inc., Class B	16	2,492
		209,250
Health Care Technology - 0.0%(c)
Cerner Corp.	25	1,909
Change Healthcare, Inc.*	31	677
		2,586
Hotels, Restaurants & Leisure - 1.6%
Aramark	62	2,157
Bloomin' Brands, Inc.*	25	670
Booking Holdings, Inc.*	2	4,599
Brinker International, Inc.*	9	479
Carnival Corp.*	176	4,249
Chipotle Mexican Grill, Inc.*	1	1,903
Cracker Barrel Old Country Store, Inc.	6	861
Darden Restaurants, Inc.	17	2,561

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Domino's Pizza, Inc.	2	1,034
Expedia Group, Inc.*	15	2,168
Hilton Grand Vacations, Inc.*	14	612
Hilton Worldwide Holdings, Inc.*	15	1,873
International Game Technology plc*(b)	44	946
Las Vegas Sands Corp.*	71	3,167
Marriott International, Inc., Class A*	23	3,108
Marriott Vacations Worldwide Corp.*	5	748
McDonald's Corp.	75	17,809
MGM Resorts International	94	4,006
Norwegian Cruise Line Holdings Ltd.*(b)	94	2,429
Penn National Gaming, Inc.*	11	892
Royal Caribbean Cruises Ltd.*	45	3,723
Scientific Games Corp.*	11	796
Six Flags Entertainment Corp.*	21	887
Starbucks Corp.	85	9,987
Texas Roadhouse, Inc.	6	570
Travel + Leisure Co.	16	876
Vail Resorts, Inc.*	3	915
Wyndham Hotels & Resorts, Inc.	9	654
Wynn Resorts Ltd.*	15	1,525
Yum China Holdings, Inc.	29	1,785
Yum! Brands, Inc.	28	3,669
		81,658
Household Durables - 0.7%
DR Horton, Inc.	43	4,112
Garmin Ltd.	14	2,442
KB Home	17	732
Leggett & Platt, Inc.	31	1,500
Lennar Corp., Class A	43	4,614
Lennar Corp., Class B	2	175
MDC Holdings, Inc.	11	575
Meritage Homes Corp.*	10	1,115
Mohawk Industries, Inc.*	16	3,164
Newell Brands, Inc.	89	2,262
PulteGroup, Inc.	50	2,693
Taylor Morrison Home Corp., Class A*	37	1,039
Tempur Sealy International, Inc.	19	849
Toll Brothers, Inc.	26	1,666
Tri Pointe Homes, Inc.*	48	1,141
Tupperware Brands Corp.*	20	477
Whirlpool Corp.	20	4,431
		32,987
Household Products - 1.2%
Church & Dwight Co., Inc.	20	1,673
Clorox Co. (The)	13	2,185
Colgate-Palmolive Co.	92	7,171
Kimberly-Clark Corp.	54	7,442
Procter & Gamble Co. (The)	297	42,290
Spectrum Brands Holdings, Inc.	10	780
		61,541
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	142	3,389
Vistra Corp.	143	2,730
		6,119
Industrial Conglomerates - 1.4%
3M Co.	89	17,332
General Electric Co.	286	30,147
Honeywell International, Inc.	72	16,698
Roper Technologies, Inc.	7	3,383
		67,560
Insurance - 3.9%
Aflac, Inc.	188	10,656
Alleghany Corp.*	3	2,030
Allstate Corp. (The)	94	12,716
American Equity Investment Life Holding Co.	40	1,268
American Financial Group, Inc.	20	2,759
American International Group, Inc.	268	14,622
Aon plc, Class A	15	4,303
Arch Capital Group Ltd.*	85	3,494
Arthur J Gallagher & Co.	20	2,872
Assurant, Inc.	16	2,722
Assured Guaranty Ltd.	36	1,795
Athene Holding Ltd., Class A*	48	3,215
Axis Capital Holdings Ltd.	22	1,126
Brighthouse Financial, Inc.*	40	1,958
Brown & Brown, Inc.	19	1,103
Chubb Ltd.	82	15,081
Cincinnati Financial Corp.	31	3,825
CNO Financial Group, Inc.	44	1,076
Everest Re Group Ltd.	10	2,649
Fidelity National Financial, Inc.	58	2,832
First American Financial Corp.	31	2,186
Genworth Financial, Inc., Class A*	318	1,193
Globe Life, Inc.	21	2,017
Hanover Insurance Group, Inc. (The)	10	1,413
Hartford Financial Services Group, Inc. (The)	118	7,932
Kemper Corp.	10	686
Lincoln National Corp.	84	5,767
Loews Corp.	42	2,347
Markel Corp.*	3	3,811
Marsh & McLennan Cos., Inc.	48	7,546
MetLife, Inc.	264	16,368
Old Republic International Corp.	106	2,756
Primerica, Inc.	5	765
Principal Financial Group, Inc.	67	4,476
Progressive Corp. (The)	85	8,189
Prudential Financial, Inc.	105	11,117
Reinsurance Group of America, Inc.	21	2,432
RenaissanceRe Holdings Ltd.	7	1,097
Selective Insurance Group, Inc.	11	919
Travelers Cos., Inc. (The)	72	11,499
Unum Group	121	3,221
W R Berkley Corp.	28	2,109
Willis Towers Watson plc	15	3,311
		195,259
Interactive Media & Services - 2.6%
Alphabet, Inc., Class A*	14	40,515
Alphabet, Inc., Class C*	14	40,729
Facebook, Inc., Class A*	113	42,870
Match Group, Inc.*	5	687
Twitter, Inc.*	26	1,677
Yandex NV, Class A*	13	1,000
Zillow Group, Inc., Class A*	1	96
Zillow Group, Inc., Class C*	2	192
		127,766

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*	12	41,649
eBay, Inc.	46	3,530
Qurate Retail, Inc., Series A	217	2,394
		47,573
IT Services - 2.7%
Accenture plc, Class A	48	16,155
Akamai Technologies, Inc.*	14	1,585
Alliance Data Systems Corp.	22	2,158
Amdocs Ltd.	18	1,387
Automatic Data Processing, Inc.	35	7,316
Broadridge Financial Solutions, Inc.	9	1,550
Cognizant Technology Solutions Corp., Class A	63	4,808
Concentrix Corp.*	6	1,040
DXC Technology Co.*	122	4,480
EPAM Systems, Inc.*	1	633
Euronet Worldwide, Inc.*	5	666
Fidelity National Information Services, Inc.	65	8,305
Fiserv, Inc.*	55	6,478
FleetCor Technologies, Inc.*	5	1,316
Gartner, Inc.*	4	1,235
Genpact Ltd.	19	986
Global Payments, Inc.	20	3,253
GoDaddy, Inc., Class A*	7	513
International Business Machines Corp.	269	37,751
Jack Henry & Associates, Inc.	5	882
Mastercard, Inc., Class A	20	6,925
Maximus, Inc.	7	610
Paychex, Inc.	33	3,778
PayPal Holdings, Inc.*	22	6,351
Sabre Corp.*	84	943
Twilio, Inc., Class A*	2	714
Visa, Inc., Class A	50	11,455
Western Union Co. (The)	80	1,731
WEX, Inc.*	3	551
		135,555
Leisure Products - 0.1%
Brunswick Corp.	10	969
Hasbro, Inc.	20	1,966
Mattel, Inc.*	71	1,516
Polaris, Inc.	11	1,317
		5,768
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	15	2,632
Avantor, Inc.*	28	1,104
Bio-Rad Laboratories, Inc., Class A*	2	1,610
Charles River Laboratories International, Inc.*	3	1,331
ICON plc*	6	1,535
Illumina, Inc.*	3	1,371
IQVIA Holdings, Inc.*	15	3,896
Mettler-Toledo International, Inc.*	1	1,553
PerkinElmer, Inc.	6	1,109
Syneos Health, Inc.*	10	928
Thermo Fisher Scientific, Inc.	19	10,544
Waters Corp.*	3	1,242
		28,855
Machinery - 1.8%
AGCO Corp.	10	1,376
Allison Transmission Holdings, Inc.	26	961
Caterpillar, Inc.	69	14,550
Colfax Corp.*(b)	21	1,012
Crane Co.	8	814
Cummins, Inc.	24	5,663
Deere & Co.	28	10,585
Donaldson Co., Inc.	13	881
Dover Corp.	17	2,964
Flowserve Corp.	27	1,049
Fortive Corp.	25	1,847
Graco, Inc.	10	784
Greenbrier Cos., Inc. (The)(b)	13	573
IDEX Corp.	5	1,120
Illinois Tool Works, Inc.	31	7,219
Ingersoll Rand, Inc.*	15	795
ITT, Inc.	10	957
Kennametal, Inc.	16	595
Lincoln Electric Holdings, Inc.	7	977
Meritor, Inc.*	21	498
Middleby Corp. (The)*	7	1,281
Nordson Corp.	4	954
Oshkosh Corp.	14	1,604
Otis Worldwide Corp.	50	4,611
PACCAR, Inc.	72	5,895
Parker-Hannifin Corp.	13	3,857
Pentair plc	20	1,543
Rexnord Corp.	14	851
Snap-on, Inc.	9	2,024
Stanley Black & Decker, Inc.	22	4,252
Terex Corp.	17	868
Timken Co. (The)	10	735
Toro Co. (The)	7	770
Trinity Industries, Inc.	24	697
Westinghouse Air Brake Technologies Corp.	25	2,245
Woodward, Inc.	5	605
Xylem, Inc.	15	2,045
		90,057
Marine - 0.0%(c)
Kirby Corp.*	17	911

Media - 1.9%
Altice USA, Inc., Class A*	69	1,893
AMC Networks, Inc., Class A*	12	570
Charter Communications, Inc., Class A*	18	14,700
Comcast Corp., Class A	762	46,238
Discovery, Inc., Class A*(b)	20	577
Discovery, Inc., Class C*	40	1,104
DISH Network Corp., Class A*	76	3,313
Fox Corp., Class A	72	2,696
Fox Corp., Class B	34	1,177
Gray Television, Inc.	29	660
iHeartMedia, Inc., Class A*	45	1,120
Interpublic Group of Cos., Inc. (The)	92	3,425
Liberty Broadband Corp., Class A*	1	186
Liberty Broadband Corp., Class C*	7	1,339
Liberty Media Corp.-Liberty SiriusXM, Class A*	20	990

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Liberty Media Corp.-Liberty SiriusXM, Class C*	43	2,122
Meredith Corp.*	24	1,032
News Corp., Class A	67	1,506
News Corp., Class B	20	441
Nexstar Media Group, Inc., Class A	7	1,048
Omnicom Group, Inc.	60	4,393
Sinclair Broadcast Group, Inc., Class A	18	540
TEGNA, Inc.	47	833
ViacomCBS, Inc.	81	3,357
		95,260
Metals & Mining - 0.8%
Alcoa Corp.*	90	3,993
Allegheny Technologies, Inc.*	33	589
Arconic Corp.*	48	1,656
Carpenter Technology Corp.	14	467
Commercial Metals Co.	38	1,240
Compass Minerals International, Inc.	9	602
Constellium SE, Class A*	40	809
Freeport-McMoRan, Inc.	92	3,348
Newmont Corp.	92	5,335
Nucor Corp.	90	10,580
Reliance Steel & Aluminum Co.	16	2,401
Steel Dynamics, Inc.	53	3,577
United States Steel Corp.	100	2,675
Warrior Met Coal, Inc.	33	739
		38,011
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp.	165	2,691
Annaly Capital Management, Inc.	406	3,528
Apollo Commercial Real Estate Finance, Inc.	49	762
Blackstone Mortgage Trust, Inc., Class A	36	1,181
Chimera Investment Corp.	107	1,639
Invesco Mortgage Capital, Inc.(b)	207	646
MFA Financial, Inc.	217	1,042
New Residential Investment Corp.	219	2,392
New York Mortgage Trust, Inc.	143	632
PennyMac Mortgage Investment Trust	37	718
Redwood Trust, Inc.	60	748
Starwood Property Trust, Inc.	83	2,142
Two Harbors Investment Corp.	157	1,036
		19,157
Multiline Retail - 0.9%
Big Lots, Inc.	14	681
Dollar General Corp.	25	5,573
Dollar Tree, Inc.*	42	3,803
Kohl's Corp.	81	4,649
Macy's, Inc.*	364	8,150
Nordstrom, Inc.*	63	1,803
Target Corp.	80	19,758
		44,417
Multi-Utilities - 1.4%
Ameren Corp.	53	4,649
Avista Corp.	21	879
Black Hills Corp.	16	1,125
CenterPoint Energy, Inc.	174	4,366
CMS Energy Corp.	59	3,784
Consolidated Edison, Inc.	110	8,299
Dominion Energy, Inc.	182	14,167
DTE Energy Co.	44	5,295
MDU Resources Group, Inc.	51	1,641
NiSource, Inc.	106	2,613
NorthWestern Corp.	15	954
Public Service Enterprise Group, Inc.	118	7,545
Sempra Energy	56	7,412
WEC Energy Group, Inc.	57	5,385
		68,114
Oil, Gas & Consumable Fuels - 5.6%
Antero Resources Corp.*	191	2,621
APA Corp.	100	1,948
Cabot Oil & Gas Corp.	52	826
Callon Petroleum Co.*	26	888
Cheniere Energy, Inc.*	21	1,837
Chevron Corp.	537	51,965
Cimarex Energy Co.	14	899
CNX Resources Corp.*	59	670
ConocoPhillips	308	17,103
Delek US Holdings, Inc.*	42	719
Devon Energy Corp.	79	2,334
Diamondback Energy, Inc.	40	3,086
DT Midstream, Inc.*	22	1,022
EOG Resources, Inc.	101	6,820
EQT Corp.*	83	1,521
Equitrans Midstream Corp.	118	1,030
Exxon Mobil Corp.	1,404	76,546
Hess Corp.	35	2,406
HollyFrontier Corp.	80	2,586
Kinder Morgan, Inc.	754	12,268
Marathon Oil Corp.	338	3,971
Marathon Petroleum Corp.	296	17,544
Murphy Oil Corp.	96	2,041
Occidental Petroleum Corp.	416	10,687
ONEOK, Inc.	110	5,777
Ovintiv, Inc.	85	2,317
PBF Energy, Inc., Class A*	163	1,695
PDC Energy, Inc.	24	1,002
Peabody Energy Corp.*(b)	172	2,749
Phillips 66	155	11,019
Pioneer Natural Resources Co.	21	3,143
SM Energy Co.	55	1,051
Southwestern Energy Co.*	194	883
Targa Resources Corp.	110	4,831
Valero Energy Corp.	205	13,594
Williams Cos., Inc. (The)	327	8,074
World Fuel Services Corp.	19	615
		280,088
Paper & Forest Products - 0.1%
Domtar Corp.*	31	1,700
Louisiana-Pacific Corp.	14	888
		2,588
Personal Products - 0.1%
Coty, Inc., Class A*	80	782
Estee Lauder Cos., Inc. (The), Class A	9	3,064
Herbalife Nutrition Ltd.*	15	770
Nu Skin Enterprises, Inc., Class A	14	709
		5,325
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	284	18,988
Catalent, Inc.*	7	913

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Elanco Animal Health, Inc.*	42	1,402
Eli Lilly & Co.	47	12,140
Jazz Pharmaceuticals plc*	7	922
Johnson & Johnson	313	54,190
Merck & Co., Inc.	365	27,846
Organon & Co.	36	1,220
Perrigo Co. plc	35	1,433
Pfizer, Inc.	1,184	54,547
Viatris, Inc.	321	4,696
Zoetis, Inc.	15	3,068
		181,365
Professional Services - 0.5%
ASGN, Inc.*	8	897
Booz Allen Hamilton Holding Corp.	16	1,311
CACI International, Inc., Class A*	5	1,288
CoStar Group, Inc.*	9	763
Equifax, Inc.	8	2,178
FTI Consulting, Inc.*	6	838
IHS Markit Ltd.	23	2,774
Jacobs Engineering Group, Inc.	17	2,294
KBR, Inc.	29	1,129
Leidos Holdings, Inc.	25	2,453
ManpowerGroup, Inc.	22	2,671
Nielsen Holdings plc	111	2,382
Robert Half International, Inc.	15	1,551
Science Applications International Corp.	10	842
TransUnion	10	1,215
Verisk Analytics, Inc.	6	1,211
		25,797
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	52	5,008
Howard Hughes Corp. (The), REIT*	6	543
Jones Lang LaSalle, Inc.*	13	3,151
Realogy Holdings Corp.*	63	1,106
		9,808
Road & Rail - 1.0%
AMERCO	1	661
Avis Budget Group, Inc.*	47	4,265
CSX Corp.	229	7,449
JB Hunt Transport Services, Inc.	10	1,774
Kansas City Southern	8	2,245
Knight-Swift Transportation Holdings, Inc.	23	1,194
Landstar System, Inc.	4	672
Norfolk Southern Corp.	27	6,846
Old Dominion Freight Line, Inc.	5	1,444
Ryder System, Inc.	22	1,749
Uber Technologies, Inc.*	41	1,605
Union Pacific Corp.	72	15,613
Werner Enterprises, Inc.	15	707
XPO Logistics, Inc.*	24	2,086
		48,310
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.*	14	1,550
Analog Devices, Inc.	38	6,192
Applied Materials, Inc.	47	6,351
Broadcom, Inc.	25	12,430
Cree, Inc.*	5	425
First Solar, Inc.*	13	1,222
Intel Corp.	695	37,572
KLA Corp.	12	4,080
Lam Research Corp.	6	3,629
Marvell Technology, Inc.	33	2,019
Microchip Technology, Inc.	16	2,518
Micron Technology, Inc.*	173	12,750
MKS Instruments, Inc.	4	589
NVIDIA Corp.	30	6,715
NXP Semiconductors NV	20	4,303
ON Semiconductor Corp.*	42	1,863
Qorvo, Inc.*	9	1,692
QUALCOMM, Inc.	102	14,962
Skyworks Solutions, Inc.	11	2,018
Teradyne, Inc.	6	729
Texas Instruments, Inc.	66	12,600
Xilinx, Inc.*	14	2,178
		138,387
Software - 2.9%
Adobe, Inc.*	9	5,973
ANSYS, Inc.*	3	1,096
Avaya Holdings Corp.*	21	424
Black Knight, Inc.*	9	681
Cadence Design Systems, Inc.*	6	981
CDK Global, Inc.	12	499
Check Point Software Technologies Ltd.*	9	1,131
Citrix Systems, Inc.	6	617
Intuit, Inc.	7	3,963
J2 Global, Inc.*	5	688
Microsoft Corp.	309	93,281
NortonLifeLock, Inc.	136	3,612
Nuance Communications, Inc.*	13	716
Oracle Corp.	201	17,915
salesforce.com, Inc.*	29	7,693
ServiceNow, Inc.*	1	644
SS&C Technologies Holdings, Inc.	18	1,362
Synopsys, Inc.*	5	1,661
VMware, Inc., Class A*(b)	5	744
		143,681
Specialty Retail - 2.5%
Abercrombie & Fitch Co., Class A*	26	930
Advance Auto Parts, Inc.	10	2,029
American Eagle Outfitters, Inc.	35	1,068
Asbury Automotive Group, Inc.*	7	1,304
AutoNation, Inc.*	30	3,273
AutoZone, Inc.*	2	3,098
Bath & Body Works, Inc.	71	4,791
Bed Bath & Beyond, Inc.*	70	1,928
Best Buy Co., Inc.	50	5,825
Burlington Stores, Inc.*	5	1,497
CarMax, Inc.*	29	3,631
Designer Brands, Inc., Class A*	45	652
Dick's Sporting Goods, Inc.	14	1,971
Foot Locker, Inc.	34	1,927
GameStop Corp., Class A*	22	4,801
Gap, Inc. (The)	73	1,951
Group 1 Automotive, Inc.	9	1,489
Home Depot, Inc. (The)	104	33,923
Lithia Motors, Inc., Class A	4	1,325
Lowe's Cos., Inc.	77	15,700
Murphy USA, Inc.	13	2,019
ODP Corp. (The)*	34	1,604
O'Reilly Automotive, Inc.*	5	2,970
Penske Automotive Group, Inc.	16	1,439
Ross Stores, Inc.	28	3,315

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Sally Beauty Holdings, Inc.*	53	985
Signet Jewelers Ltd.	23	1,822
Sonic Automotive, Inc., Class A	14	708
TJX Cos., Inc. (The)	122	8,872
Tractor Supply Co.	10	1,943
Ulta Beauty, Inc.*	5	1,937
Urban Outfitters, Inc.*	21	693
Victoria's Secret & Co.*	24	1,591
Williams-Sonoma, Inc.	10	1,867
		124,878
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	787	119,489
Dell Technologies, Inc., Class C*	53	5,165
Hewlett Packard Enterprise Co.	492	7,606
HP, Inc.	315	9,368
NCR Corp.*	41	1,742
NetApp, Inc.	27	2,401
Seagate Technology Holdings plc	50	4,380
Western Digital Corp.*	83	5,246
Xerox Holdings Corp.	91	2,048
		157,445
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd.*	30	1,695
Carter's, Inc.	9	921
Deckers Outdoor Corp.*	2	837
G-III Apparel Group Ltd.*	20	619
Hanesbrands, Inc.	92	1,719
Lululemon Athletica, Inc.*	3	1,201
NIKE, Inc., Class B	57	9,390
PVH Corp.*	20	2,096
Ralph Lauren Corp.	9	1,045
Skechers USA, Inc., Class A*	27	1,362
Tapestry, Inc.*	57	2,298
Under Armour, Inc., Class A*	23	532
Under Armour, Inc., Class C*	25	501
VF Corp.	39	2,982
		27,198
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	91	1,390
New York Community Bancorp, Inc.	166	2,078
Radian Group, Inc.	45	1,063
Washington Federal, Inc.	19	633
		5,164
Tobacco - 1.0%
Altria Group, Inc.	453	22,754
Philip Morris International, Inc.	264	27,192
		49,946
Trading Companies & Distributors - 0.5%
AerCap Holdings NV*	71	3,829
Air Lease Corp.	25	993
Applied Industrial Technologies, Inc.	7	622
Beacon Roofing Supply, Inc.*	18	927
Boise Cascade Co.	12	694
Fastenal Co.	49	2,737
GATX Corp.	8	733
MSC Industrial Direct Co., Inc., Class A	10	842
Triton International Ltd.	14	766
United Rentals, Inc.*	12	4,232
Univar Solutions, Inc.*	64	1,511
Watsco, Inc.	4	1,114
WESCO International, Inc.*	18	2,106
WW Grainger, Inc.	6	2,602
		23,708
Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	47	1,873

Water Utilities - 0.1%
American Water Works Co., Inc.	17	3,098
Essential Utilities, Inc.	25	1,241
		4,339
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc.	59	1,199
T-Mobile US, Inc.*	61	8,358
		9,557
TOTAL COMMON STOCKS (Cost $3,049,094)		4,896,184

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $1,010)	1,010	1,010

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 26.4%

REPURCHASE AGREEMENTS(e) - 26.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $1,307,755 (Cost $1,307,754)	1,307,754	1,307,754

Total Investments - 125.0% (Cost $4,357,858)		6,204,948
Liabilities in excess of other assets - (25.0%)		(1,242,102)
Net Assets - 100.0%		4,962,846

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,337,647.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $10,060, collateralized in the form of cash with a value of $1,010 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $9,204 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $10,214.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $1,010.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(532,203)	1/6/2022	Goldman Sachs International	(0.28)%	Russell 1000 Total Return Index	(69,738)
34,407	1/6/2022	Goldman Sachs International	0.53%	FTSE RAFI US 1000 Total Return Index	10,572
(4,557,009)	11/22/2021	Societe Generale	0.20%	Russell 1000 Total Return Index	(1,221,867)
133,620	11/7/2022	Societe Generale	0.30%	FTSE RAFI US 1000 Total Return Index	28,420
(4,921,185)					(1,252,613)
				Total Unrealized Appreciation	38,992
				Total Unrealized Depreciation	(1,291,605)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Russell 2000 Dividend Growers ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Banks - 22.6%
Associated Banc-Corp.	434,147	8,952,111
Atlantic Union Bankshares Corp.	248,450	9,192,650
BancFirst Corp.	145,783	8,245,487
Bryn Mawr Bank Corp.	208,379	8,501,863
City Holding Co.	124,209	9,675,881
Community Bank System, Inc.	122,791	9,086,534
First Interstate BancSystem, Inc., Class A	213,246	9,395,619
First Merchants Corp.	218,989	9,011,397
Fulton Financial Corp.	572,272	9,070,511
Home BancShares, Inc.	363,528	8,052,145
Independent Bank Corp.	121,710	9,335,157
International Bancshares Corp.	209,598	8,777,964
Lakeland Bancorp, Inc.	523,088	8,829,725
Lakeland Financial Corp.(a)	161,743	10,741,353
Sandy Spring Bancorp, Inc.	210,281	9,161,943
Simmons First National Corp., Class A	316,143	9,183,954
Southside Bancshares, Inc.	229,152	8,636,739
Tompkins Financial Corp.	116,987	9,310,995
United Bankshares, Inc.	255,468	9,281,153
Washington Trust Bancorp, Inc.	178,545	9,509,307
WesBanco, Inc.	257,302	8,748,268
		190,700,756
Building Products - 2.3%
Apogee Enterprises, Inc.	245,737	10,561,776
Griffon Corp.	381,440	9,230,848
		19,792,624
Capital Markets - 1.3%
Cohen & Steers, Inc.	129,322	11,342,833

Chemicals - 6.9%
Avient Corp.	189,117	9,851,105
Balchem Corp.	73,234	10,283,518
HB Fuller Co.	140,127	9,468,381
Quaker Chemical Corp.	40,149	10,403,409
Sensient Technologies Corp.	108,817	9,450,756
Stepan Co.	73,680	8,661,821
		58,118,990
Commercial Services & Supplies - 5.2%
ABM Industries, Inc.	199,652	9,886,767
Brady Corp., Class A	162,586	8,670,711
Healthcare Services Group, Inc.(a)	308,897	8,080,746
HNI Corp.	211,614	8,018,055
Matthews International Corp., Class A	249,513	9,239,466
		43,895,745
Electric Utilities - 3.4%
ALLETE, Inc.	137,245	9,253,058
PNM Resources, Inc.	196,769	9,740,065
Portland General Electric Co.	194,125	9,968,319
		28,961,442
Electronic Equipment, Instruments & Components - 1.3%
Badger Meter, Inc.	102,360	10,961,732

Equity Real Estate Investment Trusts (REITs) - 3.4%
National Health Investors, Inc.	145,499	8,703,750
STAG Industrial, Inc.	250,432	10,580,752
Terreno Realty Corp.	145,477	9,719,319
		29,003,821
Food & Staples Retailing - 2.3%
Andersons, Inc. (The)	298,492	9,068,187
SpartanNash Co.	465,919	10,017,258
		19,085,445
Food Products - 3.9%
Calavo Growers, Inc.	141,478	6,638,148
J & J Snack Foods Corp.	54,949	8,998,448
Lancaster Colony Corp.	49,095	8,701,598
Tootsie Roll Industries, Inc.	278,800	8,824,020
		33,162,214
Gas Utilities - 6.5%
Chesapeake Utilities Corp.	80,275	10,491,942
New Jersey Resources Corp.	219,187	8,184,443
Northwest Natural Holding Co.	175,215	9,014,812
South Jersey Industries, Inc.	346,354	8,593,043
Southwest Gas Holdings, Inc.	143,005	10,054,682
Spire, Inc.	127,852	8,527,728
		54,866,650
Health Care Equipment & Supplies - 2.4%
Atrion Corp.	15,617	10,839,135
LeMaitre Vascular, Inc.	171,550	9,713,161
		20,552,296
Health Care Providers & Services - 1.1%
Ensign Group, Inc. (The)	114,753	9,371,877

Household Products - 1.1%
WD-40 Co.	38,230	9,161,055

Insurance - 1.2%
Horace Mann Educators Corp.	251,159	10,297,519

Internet & Direct Marketing Retail - 1.0%
PetMed Express, Inc.(a)	294,855	8,120,307

Machinery - 6.9%
Douglas Dynamics, Inc.	223,233	8,871,279
Franklin Electric Co., Inc.	119,678	10,170,236
Hillenbrand, Inc.	212,824	9,879,290
Lindsay Corp.	58,557	9,647,266
Standex International Corp.	100,281	9,951,887
Trinity Industries, Inc.	324,953	9,433,386
		57,953,344
Media - 1.1%
John Wiley & Sons, Inc., Class A	155,982	9,062,554

Metals & Mining - 3.2%
Kaiser Aluminum Corp.	72,164	9,111,426
Materion Corp.	124,098	9,062,877
Worthington Industries, Inc.	149,224	8,647,531
		26,821,834
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Arbor Realty Trust, Inc.	506,656	9,261,672

Multi-Utilities - 3.4%
Avista Corp.	215,286	9,009,719
Black Hills Corp.	138,899	9,768,767
NorthWestern Corp.	148,627	9,452,677
		28,231,163
Paper & Forest Products - 1.1%
Neenah, Inc.	185,173	9,330,867

Russell 2000 Dividend Growers ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Personal Products - 1.0%
Nu Skin Enterprises, Inc., Class A	158,149	8,005,502

Professional Services - 1.4%
Insperity, Inc.	105,106	11,597,396

Real Estate Management & Development - 1.2%
Kennedy-Wilson Holdings, Inc.	468,853	10,310,077

Thrifts & Mortgage Finance - 3.3%
Federal Agricultural Mortgage Corp., Class C	93,130	9,117,427
Northwest Bancshares, Inc.	684,380	8,910,628
Premier Financial Corp.	325,500	9,895,200
		27,923,255
Tobacco - 1.0%
Universal Corp.	170,043	8,604,176

Trading Companies & Distributors - 3.1%
Applied Industrial Technologies, Inc.	102,599	9,111,817
GATX Corp.	99,456	9,118,126
McGrath RentCorp	114,171	7,966,853
		26,196,796
Water Utilities - 5.2%
American States Water Co.	117,370	10,822,688
California Water Service Group	164,493	10,453,530
Middlesex Water Co.	111,359	12,183,788
SJW Group	147,517	10,227,354
		43,687,360
Wireless Telecommunication Services - 0.9%
Telephone and Data Systems, Inc.	367,952	7,476,785

TOTAL COMMON STOCKS (Cost $750,568,392)		841,858,087

SECURITIES LENDING REINVESTMENTS(b) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $1,815,725)	1,815,725	1,815,725

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $733,712
(Cost $733,712)	733,712	733,712

Total Investments - 100.1% (Cost $753,117,829)		844,407,524
Liabilities in excess of other assets - (0.1%)		(834,157)
Net Assets - 100.0%		843,573,367

Russell 2000 Dividend Growers ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $2,272,620, collateralized in the form of cash with a value of $1,815,725 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $594,861 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $2,410,586.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $1,815,725.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Russell U.S. Dividend Growers ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Banks - 2.9%
Commerce Bancshares, Inc.(a)	5,799	410,105
United Bankshares, Inc.	11,514	418,304
		828,409
Beverages - 4.6%
Brown-Forman Corp., Class B	5,773	405,380
Coca-Cola Co. (The)	7,767	437,360
PepsiCo, Inc.	2,953	461,819
		1,304,559
Building Products - 1.7%
Carlisle Cos., Inc.	2,301	484,913

Capital Markets - 3.2%
Franklin Resources, Inc.	12,536	406,668
S&P Global, Inc.(a)	1,112	493,528
		900,196
Chemicals - 8.7%
Air Products and Chemicals, Inc.	1,452	391,329
HB Fuller Co.	6,316	426,772
PPG Industries, Inc.	2,457	392,014
RPM International, Inc.	4,745	390,466
Sherwin-Williams Co. (The)	1,576	478,584
Stepan Co.	3,322	390,534
		2,469,699
Commercial Services & Supplies - 4.5%
ABM Industries, Inc.	8,999	445,631
Brady Corp., Class A	7,328	390,802
MSA Safety, Inc.	2,617	426,152
		1,262,585
Containers & Packaging - 1.5%
Sonoco Products Co.	6,473	422,687

Distributors - 1.5%
Genuine Parts Co.	3,381	413,124

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	14,876	407,900

Electric Utilities - 1.6%
MGE Energy, Inc.	5,685	457,870

Electrical Equipment - 1.7%
Emerson Electric Co.	4,495	474,223

Equity Real Estate Investment Trusts (REITs) - 1.5%
Federal Realty Investment Trust	3,529	429,726

Food & Staples Retailing - 4.6%
Sysco Corp.	5,461	434,969
Walgreens Boots Alliance, Inc.	7,886	400,214
Walmart, Inc.	3,099	458,962
		1,294,145
Food Products - 5.6%
Archer-Daniels-Midland Co.	6,609	396,540
Hormel Foods Corp.	8,942	407,219
Lancaster Colony Corp.	2,213	392,232
Tootsie Roll Industries, Inc.	12,566	397,714
		1,593,705
Gas Utilities - 2.9%
National Fuel Gas Co.	7,904	409,506
Northwest Natural Holding Co.	7,897	406,301
		815,807
Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	3,969	501,563
Becton Dickinson and Co.	1,798	452,557
Medtronic plc	3,524	470,383
		1,424,503
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	1,842	437,401

Household Durables - 1.4%
Leggett & Platt, Inc.	8,076	390,798

Household Products - 6.2%
Clorox Co. (The)	2,476	416,092
Colgate-Palmolive Co.	5,216	406,587
Kimberly-Clark Corp.	3,363	463,455
Procter & Gamble Co. (The)	3,234	460,489
		1,746,623
Industrial Conglomerates - 1.5%
3M Co.	2,151	418,886

Insurance - 6.2%
Aflac, Inc.	7,754	439,497
Cincinnati Financial Corp.	3,581	441,895
Old Republic International Corp.	16,527	429,702
RLI Corp.	4,188	457,455
		1,768,549
IT Services - 1.6%
Automatic Data Processing, Inc.	2,185	456,752

Machinery - 7.8%
Dover Corp.	2,874	501,111
Illinois Tool Works, Inc.	1,875	436,613
Nordson Corp.	1,962	468,133
Stanley Black & Decker, Inc.	2,145	414,564
Tennant Co.	5,337	394,831
		2,215,252
Metals & Mining - 1.7%
Nucor Corp.	4,093	481,173

Multiline Retail - 1.6%
Target Corp.	1,873	462,594

Multi-Utilities - 3.1%
Black Hills Corp.	6,261	440,336
Consolidated Edison, Inc.	5,648	426,142
		866,478
Pharmaceuticals - 1.6%
Johnson & Johnson	2,645	457,929

Specialty Retail - 1.6%
Lowe's Cos., Inc.	2,286	466,093

Tobacco - 1.4%
Universal Corp.	7,664	387,798

Trading Companies & Distributors - 1.5%
WW Grainger, Inc.	949	411,581

Water Utilities - 7.0%
American States Water Co.	5,291	487,883
California Water Service Group	7,415	471,223

Russell U.S. Dividend Growers ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Middlesex Water Co.	5,020	549,238
SJW Group	6,650	461,045
		1,969,389
Wireless Telecommunication Services - 1.2%
Telephone and Data Systems, Inc.	16,585	337,007

TOTAL COMMON STOCKS (Cost $24,043,147)		28,258,354

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(b)

REPURCHASE AGREEMENTS(c) - 0.0%(b)
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $8,909
(Cost $8,909)	8,909	8,909

Total Investments - 99.8% (Cost $24,052,056)		28,267,263
Other assets less liabilities - 0.2%		48,983
Net Assets - 100.0%		28,316,246

(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $168,277, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $173,106.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Bond ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.4%

Aerospace & Defense - 4.2%
Boeing Co. (The)
1.43%, 2/4/2024	318,000	318,730
3.20%, 3/1/2029	234,000	246,352
2.95%, 2/1/2030	165,000	169,651
5.15%, 5/1/2030	84,000	99,492
5.71%, 5/1/2040	200,000	258,622
5.81%, 5/1/2050	20,000	27,203
Lockheed Martin Corp.
3.55%, 1/15/2026	62,000	68,560
Northrop Grumman Corp.
3.25%, 1/15/2028	200,000	218,623
Raytheon Technologies Corp.
4.50%, 6/1/2042	128,000	160,035
4.63%, 11/16/2048	150,000	193,314
		1,760,582
Air Freight & Logistics - 0.7%
FedEx Corp.
4.25%, 5/15/2030	130,000	151,958
United Parcel Service, Inc.
5.30%, 4/1/2050	100,000	148,227
		300,185
Airlines - 0.4%
Southwest Airlines Co.
4.75%, 5/4/2023	156,000	166,546

Automobiles - 1.7%
General Motors Co.
4.88%, 10/2/2023	200,000	216,928
6.80%, 10/1/2027	250,000	315,428
5.00%, 10/1/2028	158,000	184,902
		717,258
Banks - 9.1%
Bank of America Corp.
3.30%, 1/11/2023	115,000	119,713
4.00%, 4/1/2024	100,000	108,739
4.20%, 8/26/2024	100,000	109,605
Series L, 3.95%, 4/21/2025	150,000	164,288
3.25%, 10/21/2027	100,000	109,154
Series L, 4.18%, 11/25/2027	100,000	112,389
Citigroup, Inc.
4.40%, 6/10/2025	194,000	215,809
3.20%, 10/21/2026	100,000	108,797
4.45%, 9/29/2027	100,000	114,481
4.13%, 7/25/2028	100,000	113,114
4.65%, 7/23/2048	130,000	172,283
JPMorgan Chase & Co.
3.88%, 9/10/2024	40,000	43,541
3.90%, 7/15/2025	154,000	169,819
2.95%, 10/1/2026	202,000	217,891
4.95%, 6/1/2045	216,000	288,275
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/2024	258,000	275,810
Truist Bank
2.25%, 3/11/2030	46,000	47,159
US Bancorp
1.38%, 7/22/2030	250,000	242,112
Wells Fargo & Co.
3.30%, 9/9/2024	318,000	342,555
3.00%, 2/19/2025	250,000	266,780
3.55%, 9/29/2025	164,000	179,926
3.00%, 4/22/2026	2,000	2,164
3.00%, 10/23/2026	250,000	270,338
		3,794,742
Beverages - 1.6%
Coca-Cola Co. (The)
1.45%, 6/1/2027	150,000	153,005
3.45%, 3/25/2030	200,000	226,865
Molson Coors Beverage Co.
4.20%, 7/15/2046(a)	128,000	144,484
PepsiCo, Inc.
2.75%, 3/19/2030	145,000	157,101
		681,455
Biotechnology - 6.0%
AbbVie, Inc.
2.90%, 11/6/2022	74,000	76,152
3.75%, 11/14/2023	231,000	246,509
3.60%, 5/14/2025	160,000	173,930
3.20%, 5/14/2026	200,000	217,150
4.50%, 5/14/2035	50,000	60,758
4.70%, 5/14/2045	150,000	188,514
4.88%, 11/14/2048	200,000	260,769
4.25%, 11/21/2049	32,000	38,751
Amgen, Inc.
3.63%, 5/22/2024	188,000	201,786
2.20%, 2/21/2027	244,000	254,399
2.30%, 2/25/2031	230,000	234,199
Gilead Sciences, Inc.
3.65%, 3/1/2026	20,000	22,052
1.65%, 10/1/2030	165,000	161,002
4.75%, 3/1/2046	150,000	192,776
2.80%, 10/1/2050	155,000	151,015
		2,479,762
Building Products - 0.8%
Carrier Global Corp.
2.49%, 2/15/2027	320,000	337,142

Capital Markets - 5.5%
Charles Schwab Corp. (The)
0.75%, 3/18/2024	108,000	108,733
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023	260,000	271,914
4.00%, 3/3/2024	105,000	113,683
3.50%, 11/16/2026	100,000	108,874
3.85%, 1/26/2027	350,000	387,009
3.80%, 3/15/2030	150,000	169,168
6.75%, 10/1/2037	44,000	64,120
Morgan Stanley
3.13%, 1/23/2023	200,000	207,768

S&P 500® Bond ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Series F, 3.88%, 4/29/2024	100,000	108,316
3.13%, 7/27/2026	100,000	108,529
4.35%, 9/8/2026	155,000	176,086
3.63%, 1/20/2027	25,000	27,785
3.95%, 4/23/2027	187,000	210,068
4.30%, 1/27/2045	100,000	123,874
State Street Corp.
3.30%, 12/16/2024	80,000	86,916
		2,272,843
Chemicals - 1.2%
Dow Chemical Co. (The)
4.38%, 11/15/2042	110,000	132,444
DuPont de Nemours, Inc.
4.49%, 11/15/2025	46,000	51,951
4.73%, 11/15/2028	150,000	178,745
LYB International Finance III LLC
4.20%, 5/1/2050	100,000	117,148
		480,288
Consumer Finance - 1.0%
American Express Co.
3.40%, 2/27/2023	132,000	137,617
Capital One Financial Corp.
3.30%, 10/30/2024	168,000	180,674
3.80%, 1/31/2028	100,000	112,341
		430,632
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc.
2.75%, 3/15/2023	176,000	182,002
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	2,000	2,187
4.42%, 11/15/2035	200,000	242,593
		426,782
Diversified Telecommunication Services - 7.0%
AT&T, Inc.
3.40%, 5/15/2025	68,000	73,820
4.35%, 3/1/2029	250,000	289,939
4.30%, 2/15/2030	159,000	184,587
2.75%, 6/1/2031	316,000	330,873
3.85%, 6/1/2060	198,000	210,871
Verizon Communications, Inc.
3.50%, 11/1/2024	202,000	218,319
1.45%, 3/20/2026	250,000	253,347
4.13%, 3/16/2027	3,000	3,428
4.40%, 11/1/2034	189,000	227,615
4.86%, 8/21/2046	150,000	195,075
4.52%, 9/15/2048	3,000	3,764
4.00%, 3/22/2050	237,000	274,489
4.67%, 3/15/2055	244,000	317,829
3.00%, 11/20/2060	75,000	72,119
3.70%, 3/22/2061	250,000	274,457
		2,930,532
Electric Utilities - 2.1%
Duke Energy Corp.
3.75%, 9/1/2046	99,000	107,442
Exelon Corp.
4.05%, 4/15/2030	39,000	44,730
Georgia Power Co.
Series A, 3.25%, 3/15/2051	250,000	258,203
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	145,000	147,772
Southern California Edison Co.
4.00%, 4/1/2047	247,000	260,039
Southern Co. (The)
3.25%, 7/1/2026	34,000	36,866
		855,052
Energy Equipment & Services - 0.8%
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	119,000	131,295
Halliburton Co.
2.92%, 3/1/2030	185,000	192,265
		323,560
Entertainment - 1.5%
Walt Disney Co. (The)
1.75%, 8/30/2024	40,000	41,401
2.65%, 1/13/2031(a)	260,000	276,250
2.75%, 9/1/2049	150,000	149,215
3.80%, 5/13/2060	142,000	169,570
		636,436
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.
3.80%, 8/15/2029	100,000	111,594
Crown Castle International Corp.
3.30%, 7/1/2030	181,000	195,501
Equinix, Inc.
3.20%, 11/18/2029	152,000	163,576
Host Hotels & Resorts LP
Series I, 3.50%, 9/15/2030	86,000	90,613
Simon Property Group LP
3.25%, 9/13/2049	235,000	241,187
		802,471
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.
1.60%, 4/20/2030	250,000	248,248
Sysco Corp.
6.60%, 4/1/2050	44,000	70,353
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	130,000	141,954
Walmart, Inc.
2.95%, 9/24/2049	230,000	247,977
		708,532
Food Products - 0.4%
Conagra Brands, Inc.
5.40%, 11/1/2048	54,000	73,434
Mondelez International, Inc.
2.63%, 9/4/2050	92,000	87,496
		160,930
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories
4.90%, 11/30/2046	179,000	247,877

Health Care Providers & Services - 6.0%
Anthem, Inc.
3.13%, 5/15/2050	26,000	27,074

S&P 500® Bond ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
3.60%, 3/15/2051	34,000	38,225
Cigna Corp.
3.75%, 7/15/2023	67,000	70,957
4.13%, 11/15/2025	196,000	219,004
4.38%, 10/15/2028	46,000	53,686
4.90%, 12/15/2048	201,000	262,875
CVS Health Corp.
3.70%, 3/9/2023	2,000	2,093
3.75%, 4/1/2030	300,000	337,890
1.88%, 2/28/2031	166,000	162,652
4.78%, 3/25/2038	125,000	155,473
5.13%, 7/20/2045	183,000	241,278
5.05%, 3/25/2048	54,000	71,395
4.25%, 4/1/2050	150,000	182,348
HCA, Inc.
5.25%, 6/15/2049	250,000	325,243
UnitedHealth Group, Inc.
3.13%, 5/15/2060	350,000	367,956
		2,518,149
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.
4.63%, 4/13/2030	200,000	239,225
Expedia Group, Inc.
3.25%, 2/15/2030	139,000	144,226
McDonald's Corp.
3.35%, 4/1/2023	183,000	191,048
Starbucks Corp.
2.55%, 11/15/2030	159,000	166,092
		740,591
Household Products - 0.6%
Procter & Gamble Co. (The)
0.55%, 10/29/2025	209,000	207,541
1.20%, 10/29/2030	42,000	40,497
		248,038
Industrial Conglomerates - 1.3%
General Electric Co.
5.88%, 1/14/2038	64,000	88,071
4.35%, 5/1/2050	380,000	466,952
		555,023
Insurance - 0.9%
Berkshire Hathaway Finance Corp.
1.45%, 10/15/2030	70,000	68,523
4.20%, 8/15/2048	102,000	127,244
4.25%, 1/15/2049	20,000	25,101
Prudential Financial, Inc.
3.70%, 3/13/2051	150,000	174,490
		395,358
Interactive Media & Services - 0.7%
Alphabet, Inc.
2.00%, 8/15/2026	150,000	157,739
0.80%, 8/15/2027	150,000	146,693
		304,432
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.
1.20%, 6/3/2027	144,000	144,609
1.50%, 6/3/2030	150,000	147,500
3.88%, 8/22/2037	2,000	2,385
2.50%, 6/3/2050	76,000	72,863
4.25%, 8/22/2057	250,000	325,260
2.70%, 6/3/2060	176,000	170,705
		863,322
IT Services - 3.8%
Fidelity National Information Services, Inc.
0.60%, 3/1/2024	131,000	131,033
Fiserv, Inc.
2.65%, 6/1/2030	98,000	101,810
4.40%, 7/1/2049	150,000	183,842
International Business Machines Corp.
3.50%, 5/15/2029	250,000	280,131
4.25%, 5/15/2049	135,000	168,618
Mastercard, Inc.
3.85%, 3/26/2050	62,000	75,589
PayPal Holdings, Inc.
2.40%, 10/1/2024	170,000	179,150
1.65%, 6/1/2025	12,000	12,356
Visa, Inc.
3.15%, 12/14/2025	150,000	163,761
1.90%, 4/15/2027	128,000	133,067
2.70%, 4/15/2040	150,000	155,856
		1,585,213
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.60%, 10/1/2029	28,000	29,520

Machinery - 0.6%
Caterpillar, Inc.
3.25%, 4/9/2050(a)	220,000	246,002

Media - 2.9%
Comcast Corp.
3.95%, 10/15/2025	118,000	131,634
3.15%, 3/1/2026	250,000	271,440
2.65%, 2/1/2030	32,000	33,697
4.25%, 10/15/2030	28,000	33,042
4.60%, 10/15/2038	194,000	243,829
3.75%, 4/1/2040	150,000	172,248
4.70%, 10/15/2048	44,000	57,828
4.95%, 10/15/2058	19,000	27,271
Discovery Communications LLC
4.65%, 5/15/2050	100,000	118,519
Fox Corp.
4.71%, 1/25/2029	2,000	2,355
ViacomCBS, Inc.
4.20%, 5/19/2032	112,000	129,323
		1,221,186
Multi-Utilities - 0.4%
NiSource, Inc.
0.95%, 8/15/2025	174,000	172,811

Oil, Gas & Consumable Fuels - 4.1%
Chevron Corp.
2.24%, 5/11/2030	274,000	283,702
Exxon Mobil Corp.
3.04%, 3/1/2026	92,000	99,781
4.23%, 3/19/2040	240,000	290,054

S&P 500® Bond ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
4.33%, 3/19/2050	62,000	77,410
Kinder Morgan, Inc.
4.30%, 3/1/2028	100,000	114,235
MPLX LP
1.75%, 3/1/2026	193,000	195,470
2.65%, 8/15/2030	150,000	152,325
Pioneer Natural Resources Co.
2.15%, 1/15/2031	240,000	235,094
Valero Energy Corp.
2.85%, 4/15/2025	98,000	103,483
Williams Cos., Inc. (The)
3.75%, 6/15/2027	130,000	144,432
		1,695,986
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.
0.54%, 11/13/2023	250,000	250,105
3.40%, 7/26/2029	56,000	62,898
1.45%, 11/13/2030	190,000	185,455
Johnson & Johnson
0.55%, 9/1/2025	104,000	103,100
3.70%, 3/1/2046	114,000	137,297
2.45%, 9/1/2060	20,000	19,458
Merck & Co., Inc.
0.75%, 2/24/2026	100,000	99,612
1.45%, 6/24/2030	150,000	147,442
Pfizer, Inc.
2.63%, 4/1/2030	70,000	75,278
7.20%, 3/15/2039	147,000	240,706
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	94,000	104,207
5.25%, 6/15/2046	24,000	29,533
		1,455,091
Road & Rail - 0.5%
Norfolk Southern Corp.
3.05%, 5/15/2050	28,000	28,548
Union Pacific Corp.
2.38%, 5/20/2031	138,000	142,700
3.25%, 2/5/2050	20,000	21,288
		192,536
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom, Inc.
4.11%, 9/15/2028	20,000	22,423
4.15%, 11/15/2030	115,000	129,382
4.30%, 11/15/2032	406,000	464,767
Intel Corp.
3.90%, 3/25/2030	36,000	41,805
3.25%, 11/15/2049	20,000	21,335
4.75%, 3/25/2050	33,000	44,040
3.05%, 8/12/2051	196,000	201,080
NVIDIA Corp.
2.85%, 4/1/2030	200,000	216,628
QUALCOMM, Inc.
3.25%, 5/20/2027	150,000	165,694
		1,307,154
Software - 6.1%
Microsoft Corp.
3.13%, 11/3/2025	181,000	197,309
3.30%, 2/6/2027	250,000	278,733
3.45%, 8/8/2036	88,000	102,975
3.04%, 3/17/2062	147,000	159,287
Oracle Corp.
2.40%, 9/15/2023	248,000	257,035
1.65%, 3/25/2026	310,000	315,450
2.65%, 7/15/2026	52,000	55,075
2.95%, 4/1/2030	150,000	159,068
3.60%, 4/1/2040	150,000	159,137
5.38%, 7/15/2040	270,000	349,481
4.00%, 7/15/2046	50,000	55,008
3.60%, 4/1/2050	200,000	208,535
salesforce.com, Inc.
2.90%, 7/15/2051	250,000	256,650
		2,553,743
Specialty Retail - 1.8%
Home Depot, Inc. (The)
5.88%, 12/16/2036	250,000	358,370
4.50%, 12/6/2048	110,000	144,294
2.38%, 3/15/2051	50,000	46,768
Lowe's Cos., Inc.
3.00%, 10/15/2050	179,000	179,873
		729,305
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.
2.85%, 2/23/2023	140,000	144,777
2.40%, 5/3/2023	150,000	155,346
0.75%, 5/11/2023	50,000	50,428
3.25%, 2/23/2026	150,000	164,309
3.35%, 2/9/2027	100,000	111,109
1.25%, 8/20/2030	150,000	144,613
2.38%, 2/8/2041	92,000	90,248
3.85%, 5/4/2043	168,000	200,234
3.45%, 2/9/2045	100,000	112,649
4.65%, 2/23/2046	6,000	7,972
3.75%, 11/13/2047	100,000	118,060
2.95%, 9/11/2049	26,000	27,006
2.65%, 5/11/2050	100,000	98,987
2.40%, 8/20/2050	243,000	230,596
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(b)	122,000	168,570
HP, Inc.
6.00%, 9/15/2041	136,000	179,120
		2,004,024
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc.
3.25%, 3/27/2040	250,000	278,875

Tobacco - 0.9%
Altria Group, Inc.
4.40%, 2/14/2026	189,000	213,808
5.95%, 2/14/2049	24,000	31,193
Philip Morris International, Inc.
4.25%, 11/10/2044	100,000	117,149
		362,150
Wireless Telecommunication Services - 2.5%
T-Mobile USA, Inc.
3.50%, 4/15/2025	250,000	269,837

S&P 500® Bond ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
3.75%, 4/15/2027	250,000	276,692
2.55%, 2/15/2031	250,000	254,973
3.00%, 2/15/2041	230,000	228,458
		1,029,960
TOTAL CORPORATE BONDS (Cost $40,425,281)		41,002,076

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.7%

INVESTMENT COMPANIES - 0.7%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $278,588)	278,588	278,588

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.0%

REPURCHASE AGREEMENTS(d) - 1.0%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $399,281
(Cost $399,280)	399,280	399,280

Total Investments - 100.1% (Cost $41,103,149)		41,679,944
Liabilities in excess of other assets - (0.1%)		(61,737)
Net Assets - 100.0%		41,618,207

(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $521,512, collateralized in the form of cash with a value of $278,588 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $261,509 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 16, 2021 – February 15, 2049. The total value of collateral is $540,097.
(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2021.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $278,588.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Dividend Aristocrats ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Aerospace & Defense - 1.6%
General Dynamics Corp.	713,085	142,838,056

Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	1,049,502	130,809,929

Banks - 1.6%
People's United Financial, Inc.	8,965,463	147,302,557

Beverages - 4.4%
Brown-Forman Corp., Class B	1,899,653	133,393,634
Coca-Cola Co. (The)	2,399,807	135,133,132
PepsiCo, Inc.	870,424	136,125,609
		404,652,375
Biotechnology - 1.5%
AbbVie, Inc.	1,157,569	139,811,184

Building Products - 1.6%
A O Smith Corp.	1,964,857	142,884,401

Capital Markets - 4.9%
Franklin Resources, Inc.	4,669,387	151,474,914
S&P Global, Inc.(a)	326,910	145,089,196
T. Rowe Price Group, Inc.	659,818	147,713,456
		444,277,566
Chemicals - 9.5%
Air Products and Chemicals, Inc.	471,297	127,019,255
Albemarle Corp.	718,742	170,154,981
Ecolab, Inc.	627,898	141,503,093
Linde plc	457,858	144,037,548
PPG Industries, Inc.	839,756	133,983,070
Sherwin-Williams Co. (The)	478,419	145,281,498
		861,979,445
Commercial Services & Supplies - 1.5%
Cintas Corp.	346,352	137,075,731

Containers & Packaging - 1.7%
Amcor plc	12,107,345	155,579,383

Distributors - 1.4%
Genuine Parts Co.	1,059,827	129,500,261

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	4,860,144	133,265,149

Electric Utilities - 1.6%
NextEra Energy, Inc.	1,772,190	148,846,238

Electrical Equipment - 1.6%
Emerson Electric Co.	1,389,247	146,565,559

Equity Real Estate Investment Trusts (REITs) - 4.6%
Essex Property Trust, Inc.	412,201	136,331,359
Federal Realty Investment Trust	1,173,355	142,879,438
Realty Income Corp.	1,941,162	140,190,720
		419,401,517
Food & Staples Retailing - 4.8%
Sysco Corp.	1,877,496	149,542,556
Walgreens Boots Alliance, Inc.	2,940,318	149,221,139
Walmart, Inc.	960,564	142,259,528
		441,023,223
Food Products - 4.5%
Archer-Daniels-Midland Co.	2,358,039	141,482,340
Hormel Foods Corp.	2,890,007	131,610,919
McCormick & Co., Inc. (Non-Voting)	1,596,045	137,722,723
		410,815,982
Gas Utilities - 1.5%
Atmos Energy Corp.	1,375,697	134,144,215

Health Care Equipment & Supplies - 6.4%
Abbott Laboratories	1,132,559	143,121,481
Becton Dickinson and Co.	544,896	137,150,323
Medtronic plc	1,064,359	142,070,639
West Pharmaceutical Services, Inc.	359,024	162,142,419
		584,484,862
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	2,311,030	121,305,965

Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	563,111	133,716,338

Household Durables - 1.5%
Leggett & Platt, Inc.(a)	2,823,213	136,615,277

Household Products - 5.8%
Clorox Co. (The)	740,452	124,432,959
Colgate-Palmolive Co.	1,642,808	128,056,884
Kimberly-Clark Corp.	1,008,497	138,980,971
Procter & Gamble Co. (The)	978,704	139,357,662
		530,828,476
Industrial Conglomerates - 2.9%
3M Co.	682,390	132,888,628
Roper Technologies, Inc.	275,485	133,136,391
		266,025,019
Insurance - 4.9%
Aflac, Inc.	2,563,481	145,298,103
Chubb Ltd.	819,731	150,764,926
Cincinnati Financial Corp.(a)	1,187,201	146,500,603
		442,563,632
IT Services - 3.0%
Automatic Data Processing, Inc.	663,884	138,778,312
International Business Machines Corp.	967,968	135,844,629
		274,622,941
Machinery - 7.8%
Caterpillar, Inc.	652,950	137,687,566
Dover Corp.	832,751	145,198,464
Illinois Tool Works, Inc.	604,324	140,722,887
Pentair plc(a)	1,998,436	154,199,322
Stanley Black & Decker, Inc.	670,028	129,496,312
		707,304,551
Metals & Mining - 1.9%
Nucor Corp.	1,450,364	170,504,792

Multiline Retail - 1.4%
Target Corp.	524,129	129,449,380

Multi-Utilities - 1.5%
Consolidated Edison, Inc.	1,844,336	139,155,151

S&P 500® Dividend Aristocrats ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	1,383,908	133,920,777
Exxon Mobil Corp.	2,398,542	130,768,510
		264,689,287
Pharmaceuticals - 1.5%
Johnson & Johnson	796,398	137,880,386

Specialty Retail - 1.5%
Lowe's Cos., Inc.	681,205	138,890,887

Textiles, Apparel & Luxury Goods - 1.4%
VF Corp.	1,646,762	125,927,890

Trading Companies & Distributors - 1.4%
WW Grainger, Inc.	298,290	129,368,373

TOTAL COMMON STOCKS (Cost $6,907,042,049)		9,104,105,978

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(b)

REPURCHASE AGREEMENTS(c) - 0.0%(b)
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,838,289
(Cost $2,838,286)	2,838,286	2,838,286

Total Investments - 99.8% (Cost $6,909,880,335)		9,106,944,264
Other assets less liabilities - 0.2%		15,664,659
Net Assets - 100.0%		9,122,608,923

(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $1,124,763, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $1,160,132.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Energy ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Aerospace & Defense - 1.5%
Boeing Co. (The)*	411	90,215
General Dynamics Corp.	172	34,453
Howmet Aerospace, Inc.	291	9,239
Huntington Ingalls Industries, Inc.	30	6,125
L3Harris Technologies, Inc.	153	35,651
Lockheed Martin Corp.	183	65,843
Northrop Grumman Corp.	112	41,182
Raytheon Technologies Corp.	1,134	96,118
Teledyne Technologies, Inc.*	35	16,218
Textron, Inc.	168	12,209
TransDigm Group, Inc.*	41	24,906
		432,159
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	99	8,916
Expeditors International of Washington, Inc.	126	15,705
FedEx Corp.	183	48,621
United Parcel Service, Inc., Class B	542	106,031
		179,273
Airlines - 0.2%
Alaska Air Group, Inc.*	92	5,275
American Airlines Group, Inc.*	479	9,551
Delta Air Lines, Inc.*	478	19,330
Southwest Airlines Co.*	442	22,003
United Airlines Holdings, Inc.*	242	11,256
		67,415
Auto Components - 0.1%
Aptiv plc*	203	30,894
BorgWarner, Inc.	179	7,640
		38,534
Automobiles - 1.8%
Ford Motor Co.*	2,935	38,243
General Motors Co.*	956	46,854
Tesla, Inc.*	577	424,510
		509,607
Banks - 4.3%
Bank of America Corp.	5,644	235,637
Citigroup, Inc.	1,547	111,245
Citizens Financial Group, Inc.	317	13,881
Comerica, Inc.	104	7,687
Fifth Third Bancorp	527	20,479
First Republic Bank	132	26,260
Huntington Bancshares, Inc.	1,104	17,145
JPMorgan Chase & Co.	2,267	362,607
KeyCorp	726	14,752
M&T Bank Corp.	96	13,441
People's United Financial, Inc.	319	5,241
PNC Financial Services Group, Inc. (The)	318	60,770
Regions Financial Corp.	718	14,669
SVB Financial Group*	44	24,618
Truist Financial Corp.	1,006	57,402
US Bancorp	1,015	58,251
Wells Fargo & Co.	3,095	141,441
Zions Bancorp NA	122	7,064
		1,192,590
Beverages - 1.4%
Brown-Forman Corp., Class B	136	9,550
Coca-Cola Co. (The)	2,906	163,637
Constellation Brands, Inc., Class A	126	26,603
Molson Coors Beverage Co., Class B	140	6,654
Monster Beverage Corp.*	277	27,027
PepsiCo, Inc.	1,035	161,864
		395,335
Biotechnology - 2.0%
AbbVie, Inc.	1,322	159,671
Amgen, Inc.	430	96,978
Biogen, Inc.*	113	38,297
Gilead Sciences, Inc.	938	68,268
Incyte Corp.*	139	10,632
Moderna, Inc.*	228	85,885
Regeneron Pharmaceuticals, Inc.*	78	52,525
Vertex Pharmaceuticals, Inc.*	194	38,856
		551,112
Building Products - 0.5%
A O Smith Corp.	100	7,272
Allegion plc	67	9,647
Carrier Global Corp.	611	35,194
Fortune Brands Home & Security, Inc.	104	10,126
Johnson Controls International plc	536	40,093
Masco Corp.	190	11,537
Trane Technologies plc	179	35,532
		149,401
Capital Markets - 3.1%
Ameriprise Financial, Inc.	87	23,743
Bank of New York Mellon Corp. (The)	603	33,298
BlackRock, Inc.	107	100,932
Cboe Global Markets, Inc.	79	9,966
Charles Schwab Corp. (The)	1,122	81,738
CME Group, Inc.	268	54,061
Franklin Resources, Inc.	203	6,585
Goldman Sachs Group, Inc. (The)	254	105,031
Intercontinental Exchange, Inc.	422	50,442
Invesco Ltd.	282	7,140
MarketAxess Holdings, Inc.	28	13,326
Moody's Corp.	121	46,073
Morgan Stanley	1,114	116,335
MSCI, Inc.	62	39,344
Nasdaq, Inc.	86	16,837
Northern Trust Corp.	156	18,489
Raymond James Financial, Inc.	92	12,871
S&P Global, Inc.(a)	180	79,887
State Street Corp.	260	24,157
T. Rowe Price Group, Inc.	170	38,058
		878,313
Chemicals - 1.8%
Air Products and Chemicals, Inc.	166	44,739
Albemarle Corp.	88	20,833
Celanese Corp.	84	13,322
CF Industries Holdings, Inc.	160	7,267
Corteva, Inc.	551	24,227
Dow, Inc.	559	35,161
DuPont de Nemours, Inc.	398	29,460
Eastman Chemical Co.	103	11,656
Ecolab, Inc.	187	42,142
FMC Corp.	96	8,989
International Flavors & Fragrances, Inc.	187	28,331
Linde plc	390	122,690

S&P 500® Ex-Energy ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	192	19,267
Mosaic Co. (The)	257	8,270
PPG Industries, Inc.	178	28,400
Sherwin-Williams Co. (The)	179	54,357
		499,111
Commercial Services & Supplies - 0.4%
Cintas Corp.	66	26,121
Copart, Inc.*	156	22,514
Republic Services, Inc.	158	19,612
Rollins, Inc.	165	6,422
Waste Management, Inc.	290	44,982
		119,651
Communications Equipment - 0.9%
Arista Networks, Inc.*	41	15,151
Cisco Systems, Inc.	3,154	186,149
F5 Networks, Inc.*	44	8,957
Juniper Networks, Inc.	244	7,071
Motorola Solutions, Inc.	127	31,016
		248,344
Construction & Engineering - 0.0%(b)
Quanta Services, Inc.	104	10,618

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	46	17,538
Vulcan Materials Co.	99	18,407
		35,945
Consumer Finance - 0.7%
American Express Co.	487	80,823
Capital One Financial Corp.	338	56,098
Discover Financial Services	228	29,234
Synchrony Financial	404	20,099
		186,254
Containers & Packaging - 0.4%
Amcor plc(a)	1,153	14,816
Avery Dennison Corp.	62	13,974
Ball Corp.	246	23,606
International Paper Co.	293	17,606
Packaging Corp. of America	71	10,771
Sealed Air Corp.	113	6,897
WestRock Co.	199	10,356
		98,026
Distributors - 0.1%
Genuine Parts Co.	109	13,319
LKQ Corp.*	207	10,907
Pool Corp.	30	14,829
		39,055
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	1,420	405,793

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	5,346	146,587
Lumen Technologies, Inc.	743	9,139
Verizon Communications, Inc.	3,099	170,445
		326,171
Electric Utilities - 1.6%
Alliant Energy Corp.	187	11,368
American Electric Power Co., Inc.	374	33,499
Duke Energy Corp.	576	60,284
Edison International	284	16,427
Entergy Corp.	150	16,591
Evergy, Inc.	171	11,705
Eversource Energy	257	23,318
Exelon Corp.	731	35,834
FirstEnergy Corp.	406	15,781
NextEra Energy, Inc.	1,469	123,381
NRG Energy, Inc.	182	8,312
Pinnacle West Capital Corp.	83	6,383
PPL Corp.	575	16,876
Southern Co. (The)	793	52,124
Xcel Energy, Inc.	403	27,706
		459,589
Electrical Equipment - 0.6%
AMETEK, Inc.	173	23,523
Eaton Corp. plc	298	50,171
Emerson Electric Co.	449	47,370
Generac Holdings, Inc.*	47	20,538
Rockwell Automation, Inc.	87	28,314
		169,916
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	447	34,254
CDW Corp.	106	21,265
Corning, Inc.	579	23,154
IPG Photonics Corp.*	26	4,438
Keysight Technologies, Inc.*	138	24,754
TE Connectivity Ltd.	247	37,104
Trimble, Inc.*	188	17,713
Zebra Technologies Corp., Class A*	40	23,487
		186,169
Entertainment - 1.9%
Activision Blizzard, Inc.	581	47,857
Electronic Arts, Inc.	215	31,220
Live Nation Entertainment, Inc.*	108	9,364
Netflix, Inc.*	332	188,971
Take-Two Interactive Software, Inc.*	87	14,026
Walt Disney Co. (The)*	1,361	246,749
		538,187
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	103	21,256
American Tower Corp.	340	99,338
AvalonBay Communities, Inc.	105	24,106
Boston Properties, Inc.	107	12,090
Crown Castle International Corp.	323	62,885
Digital Realty Trust, Inc.	211	34,585
Duke Realty Corp.	280	14,703
Equinix, Inc.	67	56,511
Equity Residential	257	21,606
Essex Property Trust, Inc.	48	15,875
Extra Space Storage, Inc.	101	18,878
Federal Realty Investment Trust	52	6,332
Healthpeak Properties, Inc.	402	14,472
Host Hotels & Resorts, Inc.*	528	8,744
Iron Mountain, Inc.	216	10,314
Kimco Realty Corp.	450	9,805
Mid-America Apartment Communities, Inc.	86	16,544
Prologis, Inc.	554	74,602
Public Storage	114	36,891
Realty Income Corp.	280	20,222
Regency Centers Corp.	117	8,029
SBA Communications Corp.	81	29,077
Simon Property Group, Inc.	246	33,075
UDR, Inc.	222	11,992

S&P 500® Ex-Energy ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Ventas, Inc.	281	15,719
Vornado Realty Trust	117	4,900
Welltower, Inc.	312	27,309
Weyerhaeuser Co.	561	20,196
		730,056
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	331	150,767
Kroger Co. (The)	566	26,053
Sysco Corp.	382	30,426
Walgreens Boots Alliance, Inc.	537	27,253
Walmart, Inc.	1,028	152,247
		386,746
Food Products - 0.9%
Archer-Daniels-Midland Co.	418	25,080
Campbell Soup Co.	151	6,301
Conagra Brands, Inc.	359	11,890
General Mills, Inc.	456	26,361
Hershey Co. (The)	110	19,547
Hormel Foods Corp.	210	9,564
J M Smucker Co. (The)	81	10,017
Kellogg Co.	188	11,870
Kraft Heinz Co. (The)	484	17,419
Lamb Weston Holdings, Inc.	109	7,101
McCormick & Co., Inc. (Non-Voting)	186	16,050
Mondelez International, Inc., Class A	1,051	65,236
Tyson Foods, Inc., Class A	220	17,275
		243,711
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	98	9,556

Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	1,331	168,198
ABIOMED, Inc.*	34	12,375
Align Technology, Inc.*	53	37,577
Baxter International, Inc.	376	28,659
Becton Dickinson and Co.	218	54,871
Boston Scientific Corp.*	1,063	47,994
Cooper Cos., Inc. (The)	37	16,676
Danaher Corp.	476	154,300
DENTSPLY SIRONA, Inc.	163	10,057
Dexcom, Inc.*	72	38,118
Edwards Lifesciences Corp.*	465	54,489
Hologic, Inc.*	192	15,197
IDEXX Laboratories, Inc.*	64	43,121
Intuitive Surgical, Inc.*	89	93,767
Medtronic plc	1,007	134,414
ResMed, Inc.	109	31,668
STERIS plc	73	15,696
Stryker Corp.	245	67,890
Teleflex, Inc.	35	13,841
West Pharmaceutical Services, Inc.	54	24,387
Zimmer Biomet Holdings, Inc.	156	23,470
		1,086,765
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	111	13,565
Anthem, Inc.	183	68,649
Cardinal Health, Inc.	217	11,390
Centene Corp.*	436	27,459
Cigna Corp.	257	54,394
CVS Health Corp.	985	85,094
DaVita, Inc.*	52	6,800
HCA Healthcare, Inc.	197	49,837
Henry Schein, Inc.*	105	7,937
Humana, Inc.	96	38,920
Laboratory Corp. of America Holdings*	73	22,147
McKesson Corp.	119	24,293
Quest Diagnostics, Inc.	98	14,978
UnitedHealth Group, Inc.	706	293,887
Universal Health Services, Inc., Class B	58	9,034
		728,384
Health Care Technology - 0.1%
Cerner Corp.	225	17,179

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.*	31	71,290
Caesars Entertainment, Inc.*	155	15,753
Carnival Corp.*	597	14,411
Chipotle Mexican Grill, Inc.*	20	38,066
Darden Restaurants, Inc.	98	14,764
Domino's Pizza, Inc.	29	14,990
Expedia Group, Inc.*	106	15,317
Hilton Worldwide Holdings, Inc.*	208	25,971
Las Vegas Sands Corp.*	246	10,974
Marriott International, Inc., Class A*	200	27,028
McDonald's Corp.	559	132,740
MGM Resorts International	304	12,956
Norwegian Cruise Line Holdings Ltd.*(a)	276	7,132
Penn National Gaming, Inc.*	111	9,002
Royal Caribbean Cruises Ltd.*	164	13,568
Starbucks Corp.	882	103,626
Wynn Resorts Ltd.*	78	7,932
Yum! Brands, Inc.	223	29,220
		564,740
Household Durables - 0.4%
DR Horton, Inc.	246	23,522
Garmin Ltd.	113	19,711
Leggett & Platt, Inc.	99	4,791
Lennar Corp., Class A	206	22,106
Mohawk Industries, Inc.*	43	8,504
Newell Brands, Inc.	282	7,166
NVR, Inc.*	2	10,360
PulteGroup, Inc.	197	10,610
Whirlpool Corp.	46	10,190
		116,960
Household Products - 1.3%
Church & Dwight Co., Inc.	183	15,310
Clorox Co. (The)	93	15,629
Colgate-Palmolive Co.	633	49,342
Kimberly-Clark Corp.	252	34,728
Procter & Gamble Co. (The)	1,833	261,001
		376,010
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	499	11,911

Industrial Conglomerates - 1.2%
3M Co.	434	84,517
General Electric Co.	821	86,542
Honeywell International, Inc.	520	120,593
Roper Technologies, Inc.	78	37,696
		329,348

S&P 500® Ex-Energy ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Insurance - 1.9%
Aflac, Inc.	473	26,810
Allstate Corp. (The)	224	30,303
American International Group, Inc.	642	35,027
Aon plc, Class A(a)	169	48,479
Arthur J Gallagher & Co.	153	21,974
Assurant, Inc.	45	7,655
Chubb Ltd.	337	61,981
Cincinnati Financial Corp.	112	13,821
Everest Re Group Ltd.	30	7,947
Globe Life, Inc.	71	6,821
Hartford Financial Services Group, Inc. (The)	267	17,948
Lincoln National Corp.	134	9,199
Loews Corp.	167	9,330
Marsh & McLennan Cos., Inc.	380	59,736
MetLife, Inc.	557	34,534
Principal Financial Group, Inc.	189	12,627
Progressive Corp. (The)	438	42,197
Prudential Financial, Inc.	294	31,129
Travelers Cos., Inc. (The)	189	30,185
Unum Group	152	4,046
W R Berkley Corp.	104	7,832
Willis Towers Watson plc	96	21,189
		540,770
Interactive Media & Services - 7.1%
Alphabet, Inc., Class A*	225	651,139
Alphabet, Inc., Class C*	213	619,668
Facebook, Inc., Class A*	1,794	680,608
Twitter, Inc.*	597	38,506
		1,989,921
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc.*	320	1,110,653
eBay, Inc.	484	37,142
Etsy, Inc.*	95	20,545
		1,168,340
IT Services - 5.0%
Accenture plc, Class A	476	160,203
Akamai Technologies, Inc.*	122	13,817
Automatic Data Processing, Inc.	318	66,475
Broadridge Financial Solutions, Inc.	87	14,983
Cognizant Technology Solutions Corp., Class A	395	30,142
DXC Technology Co.*	191	7,014
Fidelity National Information Services, Inc.	464	59,285
Fiserv, Inc.*	446	52,534
FleetCor Technologies, Inc.*	62	16,323
Gartner, Inc.*	64	19,759
Global Payments, Inc.	221	35,943
International Business Machines Corp.	668	93,747
Jack Henry & Associates, Inc.	55	9,701
Mastercard, Inc., Class A	655	226,781
Paychex, Inc.	239	27,358
PayPal Holdings, Inc.*	880	254,021
VeriSign, Inc.*	74	16,003
Visa, Inc., Class A	1,266	290,041
Western Union Co. (The)	305	6,600
		1,400,730
Leisure Products - 0.0%(b)
Hasbro, Inc.	96	9,438

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	227	39,832
Bio-Rad Laboratories, Inc., Class A*	16	12,877
Bio-Techne Corp.	29	14,475
Charles River Laboratories International, Inc.*	37	16,423
Illumina, Inc.*	110	50,288
IQVIA Holdings, Inc.*	144	37,401
Mettler-Toledo International, Inc.*	17	26,398
PerkinElmer, Inc.	83	15,338
Thermo Fisher Scientific, Inc.	294	163,155
Waters Corp.*	46	19,045
		395,232
Machinery - 1.7%
Caterpillar, Inc.	410	86,457
Cummins, Inc.	110	25,958
Deere & Co.	233	88,081
Dover Corp.	108	18,831
Fortive Corp.	253	18,689
IDEX Corp.	56	12,544
Illinois Tool Works, Inc.	216	50,298
Ingersoll Rand, Inc.*	278	14,739
Otis Worldwide Corp.	302	27,850
PACCAR, Inc.	259	21,204
Parker-Hannifin Corp.	96	28,480
Pentair plc(a)	123	9,491
Snap-on, Inc.	40	8,998
Stanley Black & Decker, Inc.	121	23,386
Westinghouse Air Brake Technologies Corp.	133	11,942
Xylem, Inc.	135	18,402
		465,350
Media - 1.3%
Charter Communications, Inc., Class A*(a)	104	84,933
Comcast Corp., Class A	3,432	208,254
Discovery, Inc., Class A*(a)	125	3,605
Discovery, Inc., Class C*	224	6,180
DISH Network Corp., Class A*	186	8,108
Fox Corp., Class A	244	9,135
Fox Corp., Class B	113	3,913
Interpublic Group of Cos., Inc. (The)	293	10,908
News Corp., Class A	291	6,539
News Corp., Class B	90	1,983
Omnicom Group, Inc.	161	11,788
ViacomCBS, Inc.	453	18,777
		374,123
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	1,096	39,883
Newmont Corp.	599	34,736
Nucor Corp.	224	26,334
		100,953
Multiline Retail - 0.5%
Dollar General Corp.	177	39,455
Dollar Tree, Inc.*	173	15,663
Target Corp.	370	91,383
		146,501

S&P 500® Ex-Energy ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Multi-Utilities - 0.8%
Ameren Corp.	191	16,755
CenterPoint Energy, Inc.	433	10,864
CMS Energy Corp.	217	13,916
Consolidated Edison, Inc.	256	19,315
Dominion Energy, Inc.	603	46,937
DTE Energy Co.	145	17,449
NiSource, Inc.	292	7,198
Public Service Enterprise Group, Inc.	377	24,105
Sempra Energy	235	31,105
WEC Energy Group, Inc.	235	22,203
		209,847
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	174	59,245

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	1,673	111,857
Catalent, Inc.*	127	16,566
Eli Lilly & Co.	596	153,941
Johnson & Johnson	1,971	341,239
Merck & Co., Inc.	1,896	144,646
Organon & Co.	189	6,405
Perrigo Co. plc	100	4,095
Pfizer, Inc.	4,190	193,033
Viatris, Inc.	904	13,225
Zoetis, Inc.	355	72,619
		1,057,626
Professional Services - 0.4%
Equifax, Inc.	91	24,776
IHS Markit Ltd.	280	33,768
Jacobs Engineering Group, Inc.	97	13,091
Leidos Holdings, Inc.	99	9,713
Nielsen Holdings plc	267	5,730
Robert Half International, Inc.	84	8,685
Verisk Analytics, Inc.	121	24,413
		120,176
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	251	24,171

Road & Rail - 0.9%
CSX Corp.	1,701	55,334
JB Hunt Transport Services, Inc.	62	10,999
Kansas City Southern	68	19,086
Norfolk Southern Corp.	188	47,665
Old Dominion Freight Line, Inc.	71	20,499
Union Pacific Corp.	497	107,769
		261,352
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc.*	910	100,755
Analog Devices, Inc.	402	65,506
Applied Materials, Inc.	687	92,834
Broadcom, Inc.	306	152,146
Enphase Energy, Inc.*	102	17,720
Intel Corp.	3,022	163,369
KLA Corp.	115	39,095
Lam Research Corp.	107	64,716
Microchip Technology, Inc.	205	32,259
Micron Technology, Inc.*	839	61,834
Monolithic Power Systems, Inc.	32	15,838
NVIDIA Corp.	1,866	417,704
NXP Semiconductors NV	207	44,532
Qorvo, Inc.*	84	15,795
QUALCOMM, Inc.	845	123,953
Skyworks Solutions, Inc.	124	22,749
Teradyne, Inc.	124	15,059
Texas Instruments, Inc.	691	131,919
Xilinx, Inc.*	184	28,629
		1,606,412
Software - 9.7%
Adobe, Inc.*	358	237,605
ANSYS, Inc.*	65	23,748
Autodesk, Inc.*	165	51,165
Cadence Design Systems, Inc.*	209	34,167
Citrix Systems, Inc.	93	9,567
Fortinet, Inc.*	102	32,144
Intuit, Inc.	205	116,053
Microsoft Corp.	5,639	1,702,301
NortonLifeLock, Inc.	433	11,501
Oracle Corp.	1,360	121,217
Paycom Software, Inc.*	37	18,089
PTC, Inc.*	78	10,269
salesforce.com, Inc.*	722	191,525
ServiceNow, Inc.*	148	95,259
Synopsys, Inc.*	114	37,875
Tyler Technologies, Inc.*	31	15,057
		2,707,542
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	48	9,737
AutoZone, Inc.*	16	24,786
Bath & Body Works, Inc.	176	11,877
Best Buy Co., Inc.	166	19,341
CarMax, Inc.*	122	15,276
Gap, Inc. (The)	154	4,116
Home Depot, Inc. (The)	796	259,639
Lowe's Cos., Inc.	530	108,062
O'Reilly Automotive, Inc.*	52	30,892
Ross Stores, Inc.	266	31,494
TJX Cos., Inc. (The)	902	65,593
Tractor Supply Co.	86	16,706
Ulta Beauty, Inc.*	41	15,880
		613,399
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	11,745	1,783,243
Hewlett Packard Enterprise Co.	977	15,105
HP, Inc.	899	26,736
NetApp, Inc.	166	14,763
Seagate Technology Holdings plc	148	12,963
Western Digital Corp.*	229	14,473
		1,867,283
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	260	4,857
NIKE, Inc., Class B	955	157,327
PVH Corp.*	53	5,554
Ralph Lauren Corp.	36	4,180
Tapestry, Inc.*	208	8,386
Under Armour, Inc., Class A*	141	3,263
Under Armour, Inc., Class C*	146	2,929
VF Corp.	240	18,353
		204,849
Tobacco - 0.7%
Altria Group, Inc.	1,385	69,569
Philip Morris International, Inc.	1,167	120,201
		189,770

S&P 500® Ex-Energy ETF
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Trading Companies & Distributors - 0.2%
Fastenal Co.	429	23,960
United Rentals, Inc.*	53	18,690
WW Grainger, Inc.	33	14,312
		56,962
Water Utilities - 0.1%
American Water Works Co., Inc.	136	24,786

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	438	60,015

TOTAL COMMON STOCKS (Cost $25,571,499)		27,972,727

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $3,186)	3,186	3,186

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $24,284
(Cost $24,284)	24,284	24,284

Total Investments - 99.9% (Cost $25,598,969)		28,000,197
Other assets less liabilities - 0.1%		19,731
Net Assets - 100.0%		28,019,928

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $201,663, collateralized in the form of cash with a value of $3,186 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $203,832 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $207,018.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $3,186.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 1.8%
Boeing Co. (The)*	135	29,632
General Dynamics Corp.	56	11,217
Howmet Aerospace, Inc.	92	2,921
Huntington Ingalls Industries, Inc.	10	2,042
L3Harris Technologies, Inc.	50	11,650
Lockheed Martin Corp.	60	21,588
Northrop Grumman Corp.	37	13,605
Raytheon Technologies Corp.	372	31,531
Teledyne Technologies, Inc.*	11	5,097
Textron, Inc.	55	3,997
TransDigm Group, Inc.*	14	8,505
		141,785
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	33	2,972
Expeditors International of Washington, Inc.	42	5,235
FedEx Corp.	60	15,941
United Parcel Service, Inc., Class B	178	34,822
		58,970
Airlines - 0.3%
Alaska Air Group, Inc.*	29	1,663
American Airlines Group, Inc.*	154	3,071
Delta Air Lines, Inc.*	153	6,187
Southwest Airlines Co.*	144	7,169
United Airlines Holdings, Inc.*	77	3,581
		21,671
Auto Components - 0.2%
Aptiv plc*	67	10,197
BorgWarner, Inc.	56	2,390
		12,587
Automobiles - 2.1%
Ford Motor Co.*	957	12,470
General Motors Co.*	311	15,242
Tesla, Inc.*	189	139,051
		166,763
Beverages - 1.6%
Brown-Forman Corp., Class B	44	3,090
Coca-Cola Co. (The)	950	53,495
Constellation Brands, Inc., Class A	42	8,868
Molson Coors Beverage Co., Class B	44	2,091
Monster Beverage Corp.*	90	8,781
PepsiCo, Inc.	339	53,016
		129,341
Biotechnology - 2.2%
AbbVie, Inc.	434	52,418
Amgen, Inc.	141	31,800
Biogen, Inc.*	37	12,540
Gilead Sciences, Inc.	307	22,343
Incyte Corp.*	46	3,519
Moderna, Inc.*	75	28,252
Regeneron Pharmaceuticals, Inc.*	26	17,508
Vertex Pharmaceuticals, Inc.*	64	12,819
		181,199
Building Products - 0.6%
A O Smith Corp.	32	2,327
Allegion plc	22	3,168
Carrier Global Corp.	197	11,347
Fortune Brands Home & Security, Inc.	34	3,311
Johnson Controls International plc	175	13,090
Masco Corp.	61	3,704
Trane Technologies plc	59	11,711
		48,658
Chemicals - 2.0%
Air Products and Chemicals, Inc.	54	14,554
Albemarle Corp.	29	6,865
Celanese Corp.	28	4,441
CF Industries Holdings, Inc.	50	2,271
Corteva, Inc.	177	7,783
Dow, Inc.	182	11,448
DuPont de Nemours, Inc.	130	9,623
Eastman Chemical Co.	34	3,847
Ecolab, Inc.	61	13,747
FMC Corp.	32	2,996
International Flavors & Fragrances, Inc.	61	9,241
Linde plc	128	40,267
LyondellBasell Industries NV, Class A	63	6,322
Mosaic Co. (The)	81	2,607
PPG Industries, Inc.	58	9,254
Sherwin-Williams Co. (The)	59	17,917
		163,183
Commercial Services & Supplies - 0.5%
Cintas Corp.	22	8,707
Copart, Inc.*	51	7,360
Republic Services, Inc.	52	6,455
Rollins, Inc.	50	1,946
Waste Management, Inc.	96	14,891
		39,359
Communications Equipment - 1.0%
Arista Networks, Inc.*	14	5,173
Cisco Systems, Inc.	1,030	60,791
F5 Networks, Inc.*	15	3,054
Juniper Networks, Inc.	77	2,231
Motorola Solutions, Inc.	42	10,257
		81,506
Construction & Engineering - 0.0%(a)
Quanta Services, Inc.	34	3,471

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	15	5,719
Vulcan Materials Co.	33	6,135
		11,854
Containers & Packaging - 0.4%
Amcor plc(b)	372	4,780
Avery Dennison Corp.	20	4,508
Ball Corp.	80	7,677
International Paper Co.	94	5,648
Packaging Corp. of America	23	3,489
Sealed Air Corp.	35	2,136
WestRock Co.	63	3,279
		31,517
Distributors - 0.2%
Genuine Parts Co.	36	4,399
LKQ Corp.*	66	3,477
Pool Corp.	10	4,943
		12,819
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	1,746	47,875

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

Lumen Technologies, Inc.	240	2,952
Verizon Communications, Inc.	1,013	55,715
		106,542
Electric Utilities - 1.8%
Alliant Energy Corp.	60	3,647
American Electric Power Co., Inc.	122	10,928
Duke Energy Corp.	188	19,676
Edison International	91	5,263
Entergy Corp.	49	5,420
Evergy, Inc.	55	3,765
Eversource Energy	83	7,531
Exelon Corp.	236	11,569
FirstEnergy Corp.	130	5,053
NextEra Energy, Inc.	480	40,315
NRG Energy, Inc.	56	2,557
Pinnacle West Capital Corp.	28	2,153
PPL Corp.	185	5,430
Southern Co. (The)	259	17,024
Xcel Energy, Inc.	131	9,006
		149,337
Electrical Equipment - 0.7%
AMETEK, Inc.	57	7,750
Eaton Corp. plc	98	16,499
Emerson Electric Co.	147	15,509
Generac Holdings, Inc.*	15	6,555
Rockwell Automation, Inc.	29	9,438
		55,751
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	146	11,188
CDW Corp.	35	7,021
Corning, Inc.	186	7,438
IPG Photonics Corp.*	9	1,536
Keysight Technologies, Inc.*	45	8,072
TE Connectivity Ltd.	81	12,168
Trimble, Inc.*	61	5,748
Zebra Technologies Corp., Class A*	13	7,633
		60,804
Energy Equipment & Services - 0.2%
Baker Hughes Co.	175	3,986
Halliburton Co.	214	4,276
NOV, Inc.*	92	1,212
Schlumberger NV	339	9,505
		18,979
Entertainment - 2.2%
Activision Blizzard, Inc.	190	15,650
Electronic Arts, Inc.	70	10,165
Live Nation Entertainment, Inc.*	36	3,121
Netflix, Inc.*	109	62,042
Take-Two Interactive Software, Inc.*	28	4,514
Walt Disney Co. (The)*	446	80,860
		176,352
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	109	49,648
Kroger Co. (The)	182	8,377
Sysco Corp.	125	9,956
Walgreens Boots Alliance, Inc.	174	8,831
Walmart, Inc.	337	49,910
		126,722
Food Products - 1.0%
Archer-Daniels-Midland Co.	136	8,160
Campbell Soup Co.	47	1,961
Conagra Brands, Inc.	114	3,776
General Mills, Inc.	148	8,556
Hershey Co. (The)	36	6,397
Hormel Foods Corp.	67	3,051
J M Smucker Co. (The)	27	3,339
Kellogg Co.	61	3,852
Kraft Heinz Co. (The)	156	5,615
Lamb Weston Holdings, Inc.	35	2,280
McCormick & Co., Inc. (Non-Voting)	60	5,177
Mondelez International, Inc., Class A	343	21,290
Tyson Foods, Inc., Class A	72	5,653
		79,107
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	32	3,120

Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	436	55,097
ABIOMED, Inc.*	11	4,004
Align Technology, Inc.*	18	12,762
Baxter International, Inc.	123	9,375
Becton Dickinson and Co.	72	18,122
Boston Scientific Corp.*	345	15,577
Cooper Cos., Inc. (The)	12	5,409
Danaher Corp.	156	50,569
DENTSPLY SIRONA, Inc.	53	3,270
Dexcom, Inc.*	24	12,706
Edwards Lifesciences Corp.*	152	17,811
Hologic, Inc.*	62	4,907
IDEXX Laboratories, Inc.*	21	14,149
Intuitive Surgical, Inc.*	29	30,553
Medtronic plc	330	44,049
ResMed, Inc.	36	10,459
STERIS plc	24	5,160
Stryker Corp.	81	22,445
Teleflex, Inc.	12	4,746
West Pharmaceutical Services, Inc.	18	8,129
Zimmer Biomet Holdings, Inc.	51	7,673
		356,972
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	36	4,400
Anthem, Inc.	60	22,508
Cardinal Health, Inc.	69	3,622
Centene Corp.*	142	8,943
Cigna Corp.	84	17,779
CVS Health Corp.	323	27,904
DaVita, Inc.*	17	2,223
HCA Healthcare, Inc.	65	16,444
Henry Schein, Inc.*	34	2,570
Humana, Inc.	32	12,973
Laboratory Corp. of America Holdings*	24	7,281
McKesson Corp.	39	7,961
Quest Diagnostics, Inc.	32	4,891
UnitedHealth Group, Inc.	231	96,158
Universal Health Services, Inc., Class B	19	2,959
		238,616
Health Care Technology - 0.1%
Cerner Corp.	73	5,574

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.*	10	22,997
Caesars Entertainment, Inc.*	51	5,183
Carnival Corp.*	191	4,611
Chipotle Mexican Grill, Inc.*	7	13,323
Darden Restaurants, Inc.	32	4,821
Domino's Pizza, Inc.	10	5,169
Expedia Group, Inc.*	35	5,057
Hilton Worldwide Holdings, Inc.*	69	8,615
Las Vegas Sands Corp.*	78	3,480
Marriott International, Inc., Class A*	66	8,919
McDonald's Corp.	184	43,693
MGM Resorts International	96	4,091
Norwegian Cruise Line Holdings Ltd.*	87	2,248
Penn National Gaming, Inc.*	36	2,920
Royal Caribbean Cruises Ltd.*	54	4,467
Starbucks Corp.	289	33,955
Wynn Resorts Ltd.*	26	2,644
Yum! Brands, Inc.	73	9,565
		185,758
Household Durables - 0.5%
DR Horton, Inc.	80	7,650
Garmin Ltd.	37	6,454
Leggett & Platt, Inc.	31	1,500
Lennar Corp., Class A	68	7,297
Mohawk Industries, Inc.*	14	2,769
Newell Brands, Inc.	89	2,261
NVR, Inc.*	1	5,180
PulteGroup, Inc.	63	3,393
Whirlpool Corp.	15	3,323
		39,827
Household Products - 1.5%
Church & Dwight Co., Inc.	59	4,936
Clorox Co. (The)	31	5,210
Colgate-Palmolive Co.	207	16,136
Kimberly-Clark Corp.	83	11,438
Procter & Gamble Co. (The)	601	85,576
		123,296
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp. (The)	160	3,819

Industrial Conglomerates - 1.3%
3M Co.	143	27,848
General Electric Co.	268	28,250
Honeywell International, Inc.	171	39,657
Roper Technologies, Inc.	26	12,565
		108,320
Interactive Media & Services - 8.1%
Alphabet, Inc., Class A*	74	214,152
Alphabet, Inc., Class C*	70	203,647
Facebook, Inc., Class A*	588	223,075
Twitter, Inc.*	195	12,578
		653,452
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc.*	106	367,904
eBay, Inc.	158	12,125
Etsy, Inc.*	31	6,704
		386,733
IT Services - 5.7%
Accenture plc, Class A	156	52,503
Akamai Technologies, Inc.*	40	4,530
Automatic Data Processing, Inc.	105	21,949
Broadridge Financial Solutions, Inc.	29	4,994
Cognizant Technology Solutions Corp., Class A	129	9,844
DXC Technology Co.*	59	2,167
Fidelity National Information Services, Inc.	153	19,549
Fiserv, Inc.*	146	17,197
FleetCor Technologies, Inc.*	21	5,529
Gartner, Inc.*	21	6,484
Global Payments, Inc.	73	11,873
International Business Machines Corp.	219	30,734
Jack Henry & Associates, Inc.	18	3,175
Mastercard, Inc., Class A	214	74,093
Paychex, Inc.	79	9,043
PayPal Holdings, Inc.*	288	83,134
VeriSign, Inc.*	24	5,190
Visa, Inc., Class A	415	95,077
Western Union Co. (The)	97	2,099
		459,164
Leisure Products - 0.0%(a)
Hasbro, Inc.	31	3,048

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	75	13,160
Bio-Rad Laboratories, Inc., Class A*	5	4,024
Bio-Techne Corp.	10	4,992
Charles River Laboratories International, Inc.*	12	5,326
Illumina, Inc.*	36	16,458
IQVIA Holdings, Inc.*	47	12,207
Mettler-Toledo International, Inc.*	6	9,317
PerkinElmer, Inc.	28	5,175
Thermo Fisher Scientific, Inc.	97	53,830
Waters Corp.*	15	6,210
		130,699
Machinery - 1.9%
Caterpillar, Inc.	135	28,468
Cummins, Inc.	36	8,495
Deere & Co.	77	29,108
Dover Corp.	35	6,103
Fortive Corp.	82	6,057
IDEX Corp.	19	4,256
Illinois Tool Works, Inc.	71	16,533
Ingersoll Rand, Inc.*	90	4,772
Otis Worldwide Corp.	98	9,038
PACCAR, Inc.	84	6,877
Parker-Hannifin Corp.	32	9,493
Pentair plc	40	3,086
Snap-on, Inc.	13	2,924
Stanley Black & Decker, Inc.	40	7,731
Westinghouse Air Brake Technologies Corp.	43	3,861
Xylem, Inc.	44	5,998
		152,800
Media - 1.5%
Charter Communications, Inc., Class A*(b)	34	27,767
Comcast Corp., Class A	1,121	68,022
Discovery, Inc., Class A*(b)	38	1,096

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

Discovery, Inc., Class C*	70	1,931
DISH Network Corp., Class A*	57	2,485
Fox Corp., Class A	76	2,846
Fox Corp., Class B	33	1,143
Interpublic Group of Cos., Inc. (The)	93	3,462
News Corp., Class A	92	2,067
News Corp., Class B	26	573
Omnicom Group, Inc.	52	3,807
ViacomCBS, Inc.	145	6,010
		121,209
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	356	12,955
Newmont Corp.	195	11,308
Nucor Corp.	74	8,699
		32,962
Multiline Retail - 0.6%
Dollar General Corp.	58	12,929
Dollar Tree, Inc.*	57	5,161
Target Corp.	122	30,131
		48,221
Multi-Utilities - 0.8%
Ameren Corp.	62	5,439
CenterPoint Energy, Inc.	139	3,488
CMS Energy Corp.	70	4,489
Consolidated Edison, Inc.	83	6,262
Dominion Energy, Inc.	197	15,335
DTE Energy Co.	48	5,776
NiSource, Inc.	93	2,292
Public Service Enterprise Group, Inc.	122	7,801
Sempra Energy	78	10,324
WEC Energy Group, Inc.	77	7,275
		68,481
Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	89	1,734
Cabot Oil & Gas Corp.	94	1,494
Chevron Corp.	475	45,966
ConocoPhillips	329	18,269
Devon Energy Corp.	143	4,226
Diamondback Energy, Inc.	45	3,471
EOG Resources, Inc.	143	9,655
Exxon Mobil Corp.	1,037	56,537
Hess Corp.	67	4,606
Kinder Morgan, Inc.	474	7,712
Marathon Oil Corp.	189	2,221
Marathon Petroleum Corp.	155	9,187
Occidental Petroleum Corp.	202	5,189
ONEOK, Inc.	108	5,672
Phillips 66	107	7,607
Pioneer Natural Resources Co.	57	8,531
Valero Energy Corp.	100	6,631
Williams Cos., Inc. (The)	294	7,259
		205,967
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	57	19,408

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	547	36,572
Catalent, Inc.*	42	5,478
Eli Lilly & Co.	195	50,367
Johnson & Johnson	646	111,842
Merck & Co., Inc.	620	47,300
Organon & Co.	58	1,966
Perrigo Co. plc	30	1,228
Pfizer, Inc.	1,369	63,070
Viatris, Inc.	292	4,272
Zoetis, Inc.	117	23,934
		346,029
Professional Services - 0.5%
Equifax, Inc.	30	8,168
IHS Markit Ltd.	92	11,095
Jacobs Engineering Group, Inc.	32	4,319
Leidos Holdings, Inc.	33	3,238
Nielsen Holdings plc	84	1,803
Robert Half International, Inc.	28	2,895
Verisk Analytics, Inc.	40	8,070
		39,588
Road & Rail - 1.1%
CSX Corp.	552	17,957
JB Hunt Transport Services, Inc.	21	3,725
Kansas City Southern	22	6,175
Norfolk Southern Corp.	62	15,719
Old Dominion Freight Line, Inc.	23	6,641
Union Pacific Corp.	163	35,345
		85,562
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc.*	298	32,995
Analog Devices, Inc.	132	21,509
Applied Materials, Inc.	225	30,404
Broadcom, Inc.	100	49,721
Enphase Energy, Inc.*	33	5,733
Intel Corp.	989	53,465
KLA Corp.	38	12,918
Lam Research Corp.	35	21,169
Microchip Technology, Inc.	67	10,543
Micron Technology, Inc.*	275	20,268
Monolithic Power Systems, Inc.	11	5,444
NVIDIA Corp.	612	136,996
NXP Semiconductors NV	68	14,629
Qorvo, Inc.*	28	5,265
QUALCOMM, Inc.	277	40,633
Skyworks Solutions, Inc.	41	7,522
Teradyne, Inc.	41	4,979
Texas Instruments, Inc.	226	43,146
Xilinx, Inc.*	61	9,491
		526,830
Software - 10.9%
Adobe, Inc.*	118	78,317
ANSYS, Inc.*	21	7,672
Autodesk, Inc.*	54	16,745
Cadence Design Systems, Inc.*	68	11,117
Citrix Systems, Inc.	31	3,189
Fortinet, Inc.*	33	10,400
Intuit, Inc.	67	37,929
Microsoft Corp.	1,846	557,270
NortonLifeLock, Inc.	139	3,692
Oracle Corp.	445	39,663
Paycom Software, Inc.*	12	5,867
PTC, Inc.*	26	3,423
salesforce.com, Inc.*	237	62,869
ServiceNow, Inc.*	49	31,538
Synopsys, Inc.*	38	12,625
Tyler Technologies, Inc.*	10	4,857
		887,173

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

Specialty Retail - 2.5%
Advance Auto Parts, Inc.	16	3,246
AutoZone, Inc.*	5	7,746
Bath & Body Works, Inc.	57	3,846
Best Buy Co., Inc.	55	6,408
CarMax, Inc.*	40	5,009
Gap, Inc. (The)	47	1,256
Home Depot, Inc. (The)	261	85,133
Lowe's Cos., Inc.	174	35,477
O'Reilly Automotive, Inc.*	17	10,099
Ross Stores, Inc.	88	10,419
TJX Cos., Inc. (The)	295	21,452
Tractor Supply Co.	28	5,439
Ulta Beauty, Inc.*	13	5,035
		200,565
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	3,847	584,090
Hewlett Packard Enterprise Co.	316	4,886
HP, Inc.	291	8,654
NetApp, Inc.	54	4,802
Seagate Technology Holdings plc	49	4,292
Western Digital Corp.*	74	4,677
		611,401
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	82	1,532
NIKE, Inc., Class B	313	51,563
PVH Corp.*	18	1,886
Ralph Lauren Corp.	12	1,393
Tapestry, Inc.*	65	2,621
Under Armour, Inc., Class A*	42	972
Under Armour, Inc., Class C*	44	883
VF Corp.	78	5,965
		66,815
Tobacco - 0.8%
Altria Group, Inc.	451	22,654
Philip Morris International, Inc.	383	39,449
		62,103
Trading Companies & Distributors - 0.2%
Fastenal Co.	139	7,763
United Rentals, Inc.*	18	6,348
WW Grainger, Inc.	11	4,771
		18,882
Water Utilities - 0.1%
American Water Works Co., Inc.	45	8,201

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	144	19,731

TOTAL COMMON STOCKS (Cost $7,351,416)		8,098,603

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $910)	910	910

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%

Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $6,525
(Cost $6,524)	6,524	6,524

Total Investments - 99.9% (Cost $7,358,850)		8,106,037
Other assets less liabilities - 0.1%		7,633
Net Assets - 100.0%		8,113,670

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $26,651, collateralized in the form of cash with a value of $0,910 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $26,418 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $27,328.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $910.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 1.7%
Boeing Co. (The)*	71	15,585
General Dynamics Corp.	29	5,809
Howmet Aerospace, Inc.	49	1,556
Huntington Ingalls Industries, Inc.	5	1,021
L3Harris Technologies, Inc.	26	6,058
Lockheed Martin Corp.	31	11,154
Northrop Grumman Corp.	19	6,986
Raytheon Technologies Corp.	194	16,443
Teledyne Technologies, Inc.*	6	2,780
Textron, Inc.	28	2,035
TransDigm Group, Inc.*	7	4,252
		73,679
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	17	1,531
Expeditors International of Washington, Inc.	22	2,742
FedEx Corp.	31	8,236
United Parcel Service, Inc., Class B	93	18,194
		30,703
Airlines - 0.3%
Alaska Air Group, Inc.*	15	860
American Airlines Group, Inc.*	82	1,635
Delta Air Lines, Inc.*	81	3,276
Southwest Airlines Co.*	75	3,733
United Airlines Holdings, Inc.*	41	1,907
		11,411
Auto Components - 0.2%
Aptiv plc*	35	5,327
BorgWarner, Inc.	30	1,280
		6,607
Automobiles - 2.0%
Ford Motor Co.*	502	6,541
General Motors Co.*	163	7,989
Tesla, Inc.*	99	72,836
		87,366
Banks - 4.8%
Bank of America Corp.	966	40,331
Citigroup, Inc.	264	18,984
Citizens Financial Group, Inc.	54	2,365
Comerica, Inc.	17	1,256
Fifth Third Bancorp	90	3,497
First Republic Bank	23	4,576
Huntington Bancshares, Inc.	188	2,920
JPMorgan Chase & Co.	388	62,061
KeyCorp	123	2,499
M&T Bank Corp.	17	2,380
People's United Financial, Inc.	54	887
PNC Financial Services Group, Inc. (The)	55	10,511
Regions Financial Corp.	122	2,492
SVB Financial Group*	8	4,476
Truist Financial Corp.	171	9,757
US Bancorp	173	9,929
Wells Fargo & Co.	529	24,175
Zions Bancorp NA	20	1,158
		204,254
Beverages - 1.6%
Brown-Forman Corp., Class B	23	1,615
Coca-Cola Co. (The)	497	27,986
Constellation Brands, Inc., Class A	22	4,645
Molson Coors Beverage Co., Class B	23	1,093
Monster Beverage Corp.*	48	4,684
PepsiCo, Inc.	177	27,681
		67,704
Building Products - 0.6%
A O Smith Corp.	16	1,164
Allegion plc	12	1,728
Carrier Global Corp.	104	5,990
Fortune Brands Home & Security, Inc.	18	1,753
Johnson Controls International plc	91	6,807
Masco Corp.	32	1,943
Trane Technologies plc	31	6,153
		25,538
Capital Markets - 3.5%
Ameriprise Financial, Inc.	15	4,094
Bank of New York Mellon Corp. (The)	103	5,688
BlackRock, Inc.	18	16,979
Cboe Global Markets, Inc.	14	1,766
Charles Schwab Corp. (The)	192	13,987
CME Group, Inc.	46	9,279
Franklin Resources, Inc.	34	1,103
Goldman Sachs Group, Inc. (The)	44	18,195
Intercontinental Exchange, Inc.	72	8,606
Invesco Ltd.	48	1,215
MarketAxess Holdings, Inc.	5	2,380
Moody's Corp.	21	7,996
Morgan Stanley	191	19,946
MSCI, Inc.	11	6,980
Nasdaq, Inc.	15	2,937
Northern Trust Corp.	27	3,200
Raymond James Financial, Inc.	16	2,238
S&P Global, Inc.(a)	31	13,759
State Street Corp.	44	4,088
T. Rowe Price Group, Inc.	29	6,492
		150,928
Chemicals - 2.0%
Air Products and Chemicals, Inc.	28	7,546
Albemarle Corp.	15	3,551
Celanese Corp.	15	2,379
CF Industries Holdings, Inc.	27	1,226
Corteva, Inc.	94	4,133
Dow, Inc.	95	5,975
DuPont de Nemours, Inc.	68	5,033
Eastman Chemical Co.	18	2,037
Ecolab, Inc.	32	7,211
FMC Corp.	17	1,592
International Flavors & Fragrances, Inc.	32	4,848
Linde plc	67	21,078
LyondellBasell Industries NV, Class A	33	3,312
Mosaic Co. (The)	43	1,384
PPG Industries, Inc.	31	4,946
Sherwin-Williams Co. (The)	31	9,414
		85,665
Commercial Services & Supplies - 0.5%
Cintas Corp.	11	4,353
Copart, Inc.*	27	3,897
Republic Services, Inc.	27	3,352

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Rollins, Inc.	28	1,090
Waste Management, Inc.	50	7,755
		20,447
Communications Equipment - 1.0%
Arista Networks, Inc.*	7	2,587
Cisco Systems, Inc.	540	31,871
F5 Networks, Inc.*	8	1,628
Juniper Networks, Inc.	41	1,188
Motorola Solutions, Inc.	22	5,373
		42,647
Construction & Engineering - 0.0%(b)
Quanta Services, Inc.	18	1,838

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8	3,050
Vulcan Materials Co.	17	3,161
		6,211
Consumer Finance - 0.8%
American Express Co.	84	13,941
Capital One Financial Corp.	58	9,626
Discover Financial Services	39	5,000
Synchrony Financial	69	3,433
		32,000
Containers & Packaging - 0.4%
Amcor plc(a)	197	2,532
Avery Dennison Corp.	11	2,479
Ball Corp.	41	3,934
International Paper Co.	49	2,945
Packaging Corp. of America	12	1,820
Sealed Air Corp.	19	1,160
WestRock Co.	33	1,717
		16,587
Distributors - 0.2%
Genuine Parts Co.	19	2,322
LKQ Corp.*	35	1,844
Pool Corp.	5	2,471
		6,637
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B*	243	69,442

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	914	25,062
Lumen Technologies, Inc.	126	1,550
Verizon Communications, Inc.	530	29,150
		55,762
Electric Utilities - 1.8%
Alliant Energy Corp.	31	1,885
American Electric Power Co., Inc.	63	5,643
Duke Energy Corp.	98	10,257
Edison International	48	2,776
Entergy Corp.	26	2,876
Evergy, Inc.	29	1,985
Eversource Energy	43	3,901
Exelon Corp.	124	6,078
FirstEnergy Corp.	69	2,682
NextEra Energy, Inc.	251	21,081
NRG Energy, Inc.	31	1,416
Pinnacle West Capital Corp.	15	1,154
PPL Corp.	98	2,876
Southern Co. (The)	135	8,874
Xcel Energy, Inc.	68	4,675
		78,159
Electrical Equipment - 0.7%
AMETEK, Inc.	30	4,079
Eaton Corp. plc	51	8,586
Emerson Electric Co.	76	8,018
Generac Holdings, Inc.*	8	3,496
Rockwell Automation, Inc.	15	4,882
		29,061
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	76	5,824
CDW Corp.	18	3,611
Corning, Inc.	99	3,959
IPG Photonics Corp.*	5	853
Keysight Technologies, Inc.*	24	4,305
TE Connectivity Ltd.	43	6,460
Trimble, Inc.*	31	2,921
Zebra Technologies Corp., Class A*	7	4,110
		32,043
Energy Equipment & Services - 0.2%
Baker Hughes Co.	93	2,119
Halliburton Co.	114	2,278
NOV, Inc.*	49	645
Schlumberger NV	178	4,991
		10,033
Entertainment - 2.2%
Activision Blizzard, Inc.	99	8,155
Electronic Arts, Inc.	37	5,373
Live Nation Entertainment, Inc.*	19	1,647
Netflix, Inc.*	57	32,444
Take-Two Interactive Software, Inc.*	15	2,418
Walt Disney Co. (The)*	233	42,243
		92,280
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	18	3,715
American Tower Corp.	59	17,238
AvalonBay Communities, Inc.	18	4,132
Boston Properties, Inc.	18	2,034
Crown Castle International Corp.	56	10,903
Digital Realty Trust, Inc.	36	5,901
Duke Realty Corp.	47	2,468
Equinix, Inc.	12	10,121
Equity Residential	43	3,615
Essex Property Trust, Inc.	8	2,646
Extra Space Storage, Inc.	17	3,177
Federal Realty Investment Trust	9	1,096
Healthpeak Properties, Inc.	68	2,448
Host Hotels & Resorts, Inc.*	90	1,490
Iron Mountain, Inc.	36	1,719
Kimco Realty Corp.	77	1,678
Mid-America Apartment Communities, Inc.	15	2,885
Prologis, Inc.	95	12,793
Public Storage	20	6,472
Realty Income Corp.	47	3,394
Regency Centers Corp.	19	1,304
SBA Communications Corp.	14	5,026
Simon Property Group, Inc.	42	5,647
UDR, Inc.	37	1,999
Ventas, Inc.	47	2,629
Vornado Realty Trust	19	796
Welltower, Inc.	53	4,639

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Weyerhaeuser Co.	95	3,420
		125,385
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	57	25,963
Kroger Co. (The)	96	4,419
Sysco Corp.	65	5,177
Walgreens Boots Alliance, Inc.	91	4,618
Walmart, Inc.	176	26,066
		66,243
Food Products - 1.0%
Archer-Daniels-Midland Co.	71	4,260
Campbell Soup Co.	25	1,043
Conagra Brands, Inc.	61	2,020
General Mills, Inc.	78	4,509
Hershey Co. (The)	19	3,376
Hormel Foods Corp.	35	1,594
J M Smucker Co. (The)	14	1,732
Kellogg Co.	31	1,958
Kraft Heinz Co. (The)	82	2,951
Lamb Weston Holdings, Inc.	19	1,238
McCormick & Co., Inc. (Non-Voting)	32	2,761
Mondelez International, Inc., Class A	180	11,173
Tyson Foods, Inc., Class A	37	2,905
		41,520
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	17	1,658

Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.*	5	11,498
Caesars Entertainment, Inc.*	27	2,744
Carnival Corp.*	102	2,462
Chipotle Mexican Grill, Inc.*	4	7,613
Darden Restaurants, Inc.	17	2,561
Domino's Pizza, Inc.	5	2,584
Expedia Group, Inc.*	18	2,601
Hilton Worldwide Holdings, Inc.*	36	4,495
Las Vegas Sands Corp.*	41	1,829
Marriott International, Inc., Class A*	34	4,595
McDonald's Corp.	96	22,796
MGM Resorts International	51	2,174
Norwegian Cruise Line Holdings Ltd.*(a)	47	1,215
Penn National Gaming, Inc.*	18	1,460
Royal Caribbean Cruises Ltd.*	28	2,316
Starbucks Corp.	151	17,741
Wynn Resorts Ltd.*	14	1,424
Yum! Brands, Inc.	38	4,979
		97,087
Household Durables - 0.4%
DR Horton, Inc.	42	4,016
Garmin Ltd.	19	3,314
Leggett & Platt, Inc.	16	774
Lennar Corp., Class A	36	3,863
Mohawk Industries, Inc.*	8	1,582
Newell Brands, Inc.	48	1,220
PulteGroup, Inc.	33	1,778
Whirlpool Corp.	8	1,772
		18,319
Household Products - 1.5%
Church & Dwight Co., Inc.	32	2,677
Clorox Co. (The)	16	2,689
Colgate-Palmolive Co.	108	8,419
Kimberly-Clark Corp.	43	5,926
Procter & Gamble Co. (The)	314	44,710
		64,421
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	85	2,029

Industrial Conglomerates - 1.3%
3M Co.	75	14,606
General Electric Co.	140	14,757
Honeywell International, Inc.	89	20,640
Roper Technologies, Inc.	14	6,766
		56,769
Insurance - 2.2%
Aflac, Inc.	80	4,534
Allstate Corp. (The)	39	5,276
American International Group, Inc.	109	5,947
Aon plc, Class A	29	8,319
Arthur J Gallagher & Co.	26	3,734
Assurant, Inc.	8	1,361
Chubb Ltd.	58	10,667
Cincinnati Financial Corp.	19	2,345
Everest Re Group Ltd.	5	1,325
Globe Life, Inc.	12	1,153
Hartford Financial Services Group, Inc. (The)	45	3,025
Lincoln National Corp.	22	1,510
Loews Corp.	28	1,564
Marsh & McLennan Cos., Inc.	65	10,218
MetLife, Inc.	95	5,890
Principal Financial Group, Inc.	32	2,138
Progressive Corp. (The)	74	7,129
Prudential Financial, Inc.	51	5,400
Travelers Cos., Inc. (The)	32	5,111
Unum Group	25	666
W R Berkley Corp.	17	1,280
Willis Towers Watson plc	17	3,752
		92,344
Interactive Media & Services - 8.1%
Alphabet, Inc., Class A*	39	112,864
Alphabet, Inc., Class C*	37	107,642
Facebook, Inc., Class A*	308	116,849
Twitter, Inc.*	102	6,579
		343,934
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc.*	55	190,893
eBay, Inc.	82	6,293
Etsy, Inc.*	16	3,460
		200,646
IT Services - 5.6%
Accenture plc, Class A	82	27,598
Akamai Technologies, Inc.*	21	2,378
Automatic Data Processing, Inc.	55	11,497
Broadridge Financial Solutions, Inc.	15	2,583
Cognizant Technology Solutions Corp., Class A	67	5,113
DXC Technology Co.*	32	1,175
Fidelity National Information Services, Inc.	80	10,222
Fiserv, Inc.*	77	9,070
FleetCor Technologies, Inc.*	11	2,896

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Gartner, Inc.*	11	3,396
Global Payments, Inc.	38	6,180
International Business Machines Corp.	115	16,139
Jack Henry & Associates, Inc.	10	1,764
Mastercard, Inc., Class A	113	39,124
Paychex, Inc.	41	4,693
PayPal Holdings, Inc.*	150	43,299
VeriSign, Inc.*	13	2,812
Visa, Inc., Class A	217	49,715
Western Union Co. (The)	52	1,125
		240,779
Leisure Products - 0.0%(b)
Hasbro, Inc.	16	1,573

Machinery - 1.9%
Caterpillar, Inc.	71	14,972
Cummins, Inc.	19	4,484
Deere & Co.	40	15,121
Dover Corp.	19	3,313
Fortive Corp.	43	3,176
IDEX Corp.	10	2,240
Illinois Tool Works, Inc.	37	8,616
Ingersoll Rand, Inc.*	47	2,492
Otis Worldwide Corp.	51	4,703
PACCAR, Inc.	44	3,602
Parker-Hannifin Corp.	17	5,043
Pentair plc(a)	20	1,543
Snap-on, Inc.	7	1,575
Stanley Black & Decker, Inc.	21	4,059
Westinghouse Air Brake Technologies Corp.	22	1,975
Xylem, Inc.	23	3,135
		80,049
Media - 1.5%
Charter Communications, Inc., Class A*(a)	18	14,700
Comcast Corp., Class A	587	35,619
Discovery, Inc., Class A*(a)	21	606
Discovery, Inc., Class C*	38	1,048
DISH Network Corp., Class A*	31	1,351
Fox Corp., Class A	41	1,535
Fox Corp., Class B	19	658
Interpublic Group of Cos., Inc. (The)	50	1,862
News Corp., Class A	49	1,101
News Corp., Class B	15	330
Omnicom Group, Inc.	27	1,977
ViacomCBS, Inc.	77	3,192
		63,979
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	187	6,805
Newmont Corp.	102	5,915
Nucor Corp.	39	4,585
		17,305
Multiline Retail - 0.6%
Dollar General Corp.	30	6,687
Dollar Tree, Inc.*	30	2,716
Target Corp.	64	15,807
		25,210
Multi-Utilities - 0.8%
Ameren Corp.	33	2,895
CenterPoint Energy, Inc.	74	1,857
CMS Energy Corp.	36	2,309
Consolidated Edison, Inc.	43	3,244
Dominion Energy, Inc.	103	8,017
DTE Energy Co.	25	3,008
NiSource, Inc.	50	1,232
Public Service Enterprise Group, Inc.	64	4,092
Sempra Energy	41	5,427
WEC Energy Group, Inc.	41	3,874
		35,955
Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	48	935
Cabot Oil & Gas Corp.	50	795
Chevron Corp.	248	23,999
ConocoPhillips	173	9,607
Devon Energy Corp.	76	2,246
Diamondback Energy, Inc.	23	1,774
EOG Resources, Inc.	74	4,997
Exxon Mobil Corp.	542	29,550
Hess Corp.	35	2,406
Kinder Morgan, Inc.	249	4,051
Marathon Oil Corp.	99	1,163
Marathon Petroleum Corp.	82	4,860
Occidental Petroleum Corp.	107	2,749
ONEOK, Inc.	56	2,941
Phillips 66	55	3,910
Pioneer Natural Resources Co.	30	4,490
Valero Energy Corp.	52	3,448
Williams Cos., Inc. (The)	154	3,802
		107,723
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	30	10,215

Professional Services - 0.5%
Equifax, Inc.	16	4,356
IHS Markit Ltd.	48	5,789
Jacobs Engineering Group, Inc.	17	2,294
Leidos Holdings, Inc.	17	1,668
Nielsen Holdings plc	45	966
Robert Half International, Inc.	15	1,551
Verisk Analytics, Inc.	21	4,237
		20,861
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	43	4,141

Road & Rail - 1.1%
CSX Corp.	291	9,466
JB Hunt Transport Services, Inc.	11	1,952
Kansas City Southern	12	3,368
Norfolk Southern Corp.	32	8,113
Old Dominion Freight Line, Inc.	12	3,465
Union Pacific Corp.	86	18,648
		45,012
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc.*	155	17,162
Analog Devices, Inc.	69	11,244
Applied Materials, Inc.	117	15,810
Broadcom, Inc.	53	26,352
Enphase Energy, Inc.*	17	2,953
Intel Corp.	517	27,949
KLA Corp.	20	6,799
Lam Research Corp.	18	10,887

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Microchip Technology, Inc.	35	5,508
Micron Technology, Inc.*	143	10,539
Monolithic Power Systems, Inc.	6	2,970
NVIDIA Corp.	320	71,632
NXP Semiconductors NV	36	7,745
Qorvo, Inc.*	14	2,632
QUALCOMM, Inc.	144	21,123
Skyworks Solutions, Inc.	21	3,853
Teradyne, Inc.	21	2,550
Texas Instruments, Inc.	118	22,527
Xilinx, Inc.*	32	4,979
		275,214
Software - 10.9%
Adobe, Inc.*	62	41,149
ANSYS, Inc.*	11	4,019
Autodesk, Inc.*	28	8,683
Cadence Design Systems, Inc.*	36	5,885
Citrix Systems, Inc.	16	1,646
Fortinet, Inc.*	17	5,357
Intuit, Inc.	35	19,814
Microsoft Corp.	966	291,615
NortonLifeLock, Inc.	74	1,965
Oracle Corp.	233	20,767
Paycom Software, Inc.*	6	2,933
PTC, Inc.*	14	1,843
salesforce.com, Inc.*	124	32,894
ServiceNow, Inc.*	25	16,091
Synopsys, Inc.*	20	6,645
Tyler Technologies, Inc.*	5	2,429
		463,735
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	8	1,623
AutoZone, Inc.*	3	4,647
Bath & Body Works, Inc.	29	1,957
Best Buy Co., Inc.	29	3,379
CarMax, Inc.*	21	2,629
Gap, Inc. (The)	26	695
Home Depot, Inc. (The)	136	44,361
Lowe's Cos., Inc.	91	18,554
O'Reilly Automotive, Inc.*	9	5,347
Ross Stores, Inc.	46	5,446
TJX Cos., Inc. (The)	154	11,199
Tractor Supply Co.	15	2,914
Ulta Beauty, Inc.*	7	2,711
		105,462
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	2,011	305,330
Hewlett Packard Enterprise Co.	166	2,567
HP, Inc.	153	4,550
NetApp, Inc.	28	2,490
Seagate Technology Holdings plc	26	2,277
Western Digital Corp.*	38	2,402
		319,616
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	44	822
NIKE, Inc., Class B	163	26,853
PVH Corp.*	9	943
Ralph Lauren Corp.	6	697
Tapestry, Inc.*	35	1,411
Under Armour, Inc., Class A*	23	532
Under Armour, Inc., Class C*	24	481
VF Corp.	40	3,059
		34,798
Tobacco - 0.8%
Altria Group, Inc.	237	11,904
Philip Morris International, Inc.	200	20,600
		32,504
Trading Companies & Distributors - 0.2%
Fastenal Co.	73	4,077
United Rentals, Inc.*	9	3,174
WW Grainger, Inc.	6	2,602
		9,853
Water Utilities - 0.1%
American Water Works Co., Inc.	23	4,192

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	75	10,276

TOTAL COMMON STOCKS (Cost $3,893,239)		4,255,809

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $427)	427	427

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $9,680
(Cost $9,680)	9,680	9,680

Total Investments - 99.9% (Cost $3,903,346)		4,265,916
Other assets less liabilities - 0.1%		3,762
Net Assets - 100.0%		4,269,678

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $28,138, collateralized in the form of cash with a value of $427 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $28,480 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $28,907.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $427.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Aerospace & Defense - 2.0%
Boeing Co. (The)*	169	37,095
General Dynamics Corp.	70	14,022
Howmet Aerospace, Inc.	121	3,842
Huntington Ingalls Industries, Inc.	12	2,450
L3Harris Technologies, Inc.	64	14,913
Lockheed Martin Corp.	76	27,345
Northrop Grumman Corp.	46	16,914
Raytheon Technologies Corp.	469	39,752
Textron, Inc.	69	5,014
TransDigm Group, Inc.*	16	9,720
		171,067
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	41	3,692
Expeditors International of Washington, Inc.	52	6,481
FedEx Corp.	75	19,927
United Parcel Service, Inc., Class B	223	43,626
		73,726
Airlines - 0.3%
Alaska Air Group, Inc.*	38	2,179
American Airlines Group, Inc.*	198	3,948
Delta Air Lines, Inc.*	197	7,966
Southwest Airlines Co.*	183	9,110
United Airlines Holdings, Inc.*	100	4,651
		27,854
Auto Components - 0.2%
Aptiv plc*	84	12,784
BorgWarner, Inc.	74	3,158
		15,942
Automobiles - 2.5%
Ford Motor Co.*	1,210	15,766
General Motors Co.*	394	19,310
Tesla, Inc.*	238	175,102
		210,178
Banks - 5.8%
Bank of America Corp.	2,328	97,194
Citigroup, Inc.	638	45,879
Citizens Financial Group, Inc.	131	5,736
Comerica, Inc.	43	3,178
Fifth Third Bancorp	217	8,433
First Republic Bank	54	10,743
Huntington Bancshares, Inc.	455	7,066
JPMorgan Chase & Co.	933	149,233
KeyCorp	298	6,055
M&T Bank Corp.	40	5,600
People's United Financial, Inc.	132	2,169
PNC Financial Services Group, Inc. (The)	131	25,034
Regions Financial Corp.	296	6,047
SVB Financial Group*	19	10,631
Truist Financial Corp.	415	23,680
US Bancorp	417	23,932
Wells Fargo & Co.	1,276	58,313
Zions Bancorp NA	51	2,953
		491,876
Beverages - 1.9%
Brown-Forman Corp., Class B	56	3,932
Coca-Cola Co. (The)	1,198	67,459
Constellation Brands, Inc., Class A	52	10,979
Molson Coors Beverage Co., Class B	58	2,757
Monster Beverage Corp.*	114	11,123
PepsiCo, Inc.	427	66,779
		163,029
Biotechnology - 2.6%
AbbVie, Inc.	545	65,825
Amgen, Inc.	177	39,919
Biogen, Inc.*	46	15,590
Gilead Sciences, Inc.	387	28,166
Incyte Corp.*	57	4,360
Moderna, Inc.*	93	35,032
Regeneron Pharmaceuticals, Inc.*	31	20,875
Vertex Pharmaceuticals, Inc.*	80	16,023
		225,790
Building Products - 0.7%
A O Smith Corp.	42	3,054
Allegion plc	27	3,888
Carrier Global Corp.	252	14,515
Fortune Brands Home & Security, Inc.	43	4,187
Johnson Controls International plc	221	16,531
Masco Corp.	78	4,736
Trane Technologies plc	74	14,689
		61,600
Capital Markets - 4.3%
Ameriprise Financial, Inc.	36	9,825
Bank of New York Mellon Corp. (The)	249	13,750
BlackRock, Inc.	44	41,505
Cboe Global Markets, Inc.	32	4,037
Charles Schwab Corp. (The)	463	33,730
CME Group, Inc.	111	22,391
Franklin Resources, Inc.	84	2,725
Goldman Sachs Group, Inc. (The)	105	43,419
Intercontinental Exchange, Inc.	174	20,798
Invesco Ltd.	117	2,962
MarketAxess Holdings, Inc.	12	5,711
Moody's Corp.	50	19,039
Morgan Stanley	460	48,038
MSCI, Inc.	25	15,864
Nasdaq, Inc.	35	6,852
Northern Trust Corp.	64	7,585
Raymond James Financial, Inc.	37	5,176
S&P Global, Inc.(a)	75	33,286
State Street Corp.	108	10,034
T. Rowe Price Group, Inc.	70	15,671
		362,398
Chemicals - 2.4%
Air Products and Chemicals, Inc.	68	18,327
Albemarle Corp.	36	8,523
Celanese Corp.	35	5,551
CF Industries Holdings, Inc.	66	2,998
Corteva, Inc.	228	10,025
Dow, Inc.	231	14,530
DuPont de Nemours, Inc.	164	12,139
Eastman Chemical Co.	42	4,753
Ecolab, Inc.	77	17,353
FMC Corp.	40	3,745
International Flavors & Fragrances, Inc.	77	11,665
Linde plc	161	50,649

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	79	7,928
Mosaic Co. (The)	107	3,443
PPG Industries, Inc.	74	11,807
Sherwin-Williams Co. (The)	74	22,471
		205,907
Commercial Services & Supplies - 0.6%
Cintas Corp.	27	10,686
Copart, Inc.*	64	9,237
Republic Services, Inc.	65	8,068
Rollins, Inc.	68	2,647
Waste Management, Inc.	120	18,613
		49,251
Construction & Engineering - 0.0%(b)
Quanta Services, Inc.	43	4,390

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	18	6,863
Vulcan Materials Co.	41	7,623
		14,486
Consumer Finance - 0.9%
American Express Co.	201	33,358
Capital One Financial Corp.	140	23,236
Discover Financial Services	95	12,181
Synchrony Financial	167	8,308
		77,083
Containers & Packaging - 0.5%
Amcor plc(a)	475	6,104
Avery Dennison Corp.	25	5,635
Ball Corp.	100	9,596
International Paper Co.	121	7,271
Packaging Corp. of America	29	4,399
Sealed Air Corp.	47	2,868
WestRock Co.	82	4,267
		40,140
Distributors - 0.2%
Genuine Parts Co.	45	5,499
LKQ Corp.*	86	4,531
Pool Corp.	12	5,932
		15,962
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	585	167,175

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	2,202	60,379
Lumen Technologies, Inc.	306	3,764
Verizon Communications, Inc.	1,277	70,235
		134,378
Electric Utilities - 2.2%
Alliant Energy Corp.	77	4,681
American Electric Power Co., Inc.	154	13,794
Duke Energy Corp.	238	24,909
Edison International	117	6,767
Entergy Corp.	62	6,858
Evergy, Inc.	70	4,791
Eversource Energy	105	9,527
Exelon Corp.	300	14,706
FirstEnergy Corp.	168	6,530
NextEra Energy, Inc.	604	50,730
NRG Energy, Inc.	76	3,471
Pinnacle West Capital Corp.	35	2,692
PPL Corp.	238	6,985
Southern Co. (The)	327	21,494
Xcel Energy, Inc.	166	11,412
		189,347
Electrical Equipment - 0.8%
AMETEK, Inc.	71	9,654
Eaton Corp. plc	123	20,708
Emerson Electric Co.	184	19,412
Generac Holdings, Inc.*	19	8,303
Rockwell Automation, Inc.	36	11,716
		69,793
Energy Equipment & Services - 0.3%
Baker Hughes Co.	224	5,103
Halliburton Co.	274	5,474
NOV, Inc.*	121	1,594
Schlumberger NV	431	12,085
		24,256
Entertainment - 2.6%
Activision Blizzard, Inc.	240	19,769
Electronic Arts, Inc.	88	12,778
Live Nation Entertainment, Inc.*	45	3,902
Netflix, Inc.*	136	77,410
Take-Two Interactive Software, Inc.*	35	5,643
Walt Disney Co. (The)*	561	101,709
		221,211
Equity Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities, Inc.	42	8,668
American Tower Corp.	141	41,196
AvalonBay Communities, Inc.	43	9,872
Boston Properties, Inc.	44	4,972
Crown Castle International Corp.	133	25,894
Digital Realty Trust, Inc.	87	14,260
Duke Realty Corp.	116	6,091
Equinix, Inc.	27	22,773
Equity Residential	107	8,996
Essex Property Trust, Inc.	19	6,284
Extra Space Storage, Inc.	42	7,850
Federal Realty Investment Trust	21	2,557
Healthpeak Properties, Inc.	166	5,976
Host Hotels & Resorts, Inc.*	218	3,610
Iron Mountain, Inc.	89	4,250
Kimco Realty Corp.	185	4,031
Mid-America Apartment Communities, Inc.	35	6,733
Prologis, Inc.	228	30,702
Public Storage	47	15,210
Realty Income Corp.	115	8,305
Regency Centers Corp.	48	3,294
SBA Communications Corp.	34	12,205
Simon Property Group, Inc.	101	13,579
UDR, Inc.	91	4,916
Ventas, Inc.	116	6,489
Vornado Realty Trust	48	2,010
Welltower, Inc.	128	11,204
Weyerhaeuser Co.	231	8,316
		300,243
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	136	61,947
Kroger Co. (The)	233	10,725
Sysco Corp.	158	12,585
Walgreens Boots Alliance, Inc.	221	11,216
Walmart, Inc.	425	62,942
		159,415

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Food Products - 1.2%
Archer-Daniels-Midland Co.	173	10,380
Campbell Soup Co.	63	2,629
Conagra Brands, Inc.	148	4,902
General Mills, Inc.	188	10,868
Hershey Co. (The)	45	7,997
Hormel Foods Corp.	87	3,962
J M Smucker Co. (The)	34	4,205
Kellogg Co.	78	4,925
Kraft Heinz Co. (The)	200	7,198
Lamb Weston Holdings, Inc.	45	2,932
McCormick & Co., Inc. (Non-Voting)	77	6,644
Mondelez International, Inc., Class A	433	26,876
Tyson Foods, Inc., Class A	91	7,145
		100,663
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	41	3,998

Health Care Equipment & Supplies - 5.2%
Abbott Laboratories	548	69,251
ABIOMED, Inc.*	14	5,095
Align Technology, Inc.*	22	15,598
Baxter International, Inc.	155	11,814
Becton Dickinson and Co.	90	22,653
Boston Scientific Corp.*	439	19,821
Cooper Cos., Inc. (The)	15	6,761
Danaher Corp.	196	63,535
DENTSPLY SIRONA, Inc.	67	4,134
Dexcom, Inc.*	29	15,353
Edwards Lifesciences Corp.*	190	22,264
Hologic, Inc.*	79	6,253
IDEXX Laboratories, Inc.*	26	17,518
Intuitive Surgical, Inc.*	36	37,928
Medtronic plc	415	55,394
ResMed, Inc.	45	13,074
STERIS plc	29	6,235
Stryker Corp.	101	27,987
Teleflex, Inc.	14	5,537
West Pharmaceutical Services, Inc.	23	10,387
Zimmer Biomet Holdings, Inc.	64	9,629
		446,221
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	45	5,500
Anthem, Inc.	76	28,510
Cardinal Health, Inc.	89	4,672
Centene Corp.*	179	11,273
Cigna Corp.	106	22,435
CVS Health Corp.	406	35,074
DaVita, Inc.*	21	2,746
HCA Healthcare, Inc.	81	20,491
Henry Schein, Inc.*	42	3,175
Humana, Inc.	40	16,217
Laboratory Corp. of America Holdings*	29	8,798
McKesson Corp.	48	9,799
Quest Diagnostics, Inc.	41	6,266
UnitedHealth Group, Inc.	290	120,718
Universal Health Services, Inc., Class B	24	3,738
		299,412
Health Care Technology - 0.1%
Cerner Corp.	93	7,101

Hotels, Restaurants & Leisure - 2.7%
Booking Holdings, Inc.*	13	29,896
Caesars Entertainment, Inc.*	65	6,606
Carnival Corp.*	246	5,938
Chipotle Mexican Grill, Inc.*	8	15,227
Darden Restaurants, Inc.	41	6,177
Domino's Pizza, Inc.	12	6,203
Expedia Group, Inc.*	44	6,358
Hilton Worldwide Holdings, Inc.*	86	10,738
Las Vegas Sands Corp.*	101	4,506
Marriott International, Inc., Class A*	82	11,081
McDonald's Corp.	230	54,616
MGM Resorts International	125	5,327
Norwegian Cruise Line Holdings Ltd.*(a)	114	2,946
Penn National Gaming, Inc.*	46	3,730
Royal Caribbean Cruises Ltd.*	68	5,626
Starbucks Corp.	364	42,766
Wynn Resorts Ltd.*	32	3,254
Yum! Brands, Inc.	92	12,055
		233,050
Household Durables - 0.6%
DR Horton, Inc.	101	9,657
Garmin Ltd.	46	8,024
Leggett & Platt, Inc.	41	1,984
Lennar Corp., Class A	85	9,121
Mohawk Industries, Inc.*	17	3,362
Newell Brands, Inc.	117	2,973
NVR, Inc.*	1	5,180
PulteGroup, Inc.	81	4,363
Whirlpool Corp.	19	4,209
		48,873
Household Products - 1.8%
Church & Dwight Co., Inc.	76	6,358
Clorox Co. (The)	38	6,386
Colgate-Palmolive Co.	261	20,345
Kimberly-Clark Corp.	104	14,332
Procter & Gamble Co. (The)	756	107,647
		155,068
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	206	4,917

Industrial Conglomerates - 1.6%
3M Co.	179	34,858
General Electric Co.	338	35,629
Honeywell International, Inc.	214	49,629
Roper Technologies, Inc.	32	15,465
		135,581
Insurance - 2.6%
Aflac, Inc.	195	11,053
Allstate Corp. (The)	92	12,446
American International Group, Inc.	265	14,459
Aon plc, Class A	69	19,793
Arthur J Gallagher & Co.	63	9,048
Assurant, Inc.	18	3,062
Chubb Ltd.	139	25,565
Cincinnati Financial Corp.	46	5,676
Everest Re Group Ltd.	12	3,179
Globe Life, Inc.	29	2,786

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	110	7,394
Lincoln National Corp.	55	3,776
Loews Corp.	69	3,855
Marsh & McLennan Cos., Inc.	157	24,680
MetLife, Inc.	230	14,260
Principal Financial Group, Inc.	78	5,211
Progressive Corp. (The)	179	17,245
Prudential Financial, Inc.	122	12,917
Travelers Cos., Inc. (The)	78	12,457
Unum Group	63	1,677
W R Berkley Corp.	42	3,163
Willis Towers Watson plc	40	8,829
		222,531
Interactive Media & Services - 9.6%
Alphabet, Inc., Class A*	92	266,243
Alphabet, Inc., Class C*	88	256,013
Facebook, Inc., Class A*	739	280,362
Twitter, Inc.*	246	15,867
		818,485
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc.*	132	458,144
eBay, Inc.	200	15,348
Etsy, Inc.*	40	8,651
		482,143
Leisure Products - 0.0%(b)
Hasbro, Inc.	40	3,932

Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	94	16,494
Bio-Rad Laboratories, Inc., Class A*	6	4,829
Bio-Techne Corp.	12	5,990
Charles River Laboratories International, Inc.*	15	6,658
Illumina, Inc.*	45	20,572
IQVIA Holdings, Inc.*	59	15,324
Mettler-Toledo International, Inc.*	7	10,870
PerkinElmer, Inc.	34	6,283
Thermo Fisher Scientific, Inc.	121	67,149
Waters Corp.*	18	7,452
		161,621
Machinery - 2.3%
Caterpillar, Inc.	169	35,637
Cummins, Inc.	45	10,619
Deere & Co.	97	36,669
Dover Corp.	44	7,672
Fortive Corp.	106	7,830
IDEX Corp.	23	5,152
Illinois Tool Works, Inc.	89	20,725
Ingersoll Rand, Inc.*	114	6,044
Otis Worldwide Corp.	124	11,435
PACCAR, Inc.	106	8,678
Parker-Hannifin Corp.	40	11,867
Pentair plc(a)	52	4,012
Snap-on, Inc.	16	3,599
Stanley Black & Decker, Inc.	50	9,664
Westinghouse Air Brake Technologies Corp.	54	4,849
Xylem, Inc.	56	7,633
		192,085
Media - 1.8%
Charter Communications, Inc., Class A*(a)	43	35,116
Comcast Corp., Class A	1,415	85,862
Discovery, Inc., Class A*(a)	52	1,500
Discovery, Inc., Class C*	92	2,538
DISH Network Corp., Class A*	77	3,356
Fox Corp., Class A	101	3,782
Fox Corp., Class B	47	1,628
Interpublic Group of Cos., Inc. (The)	121	4,505
News Corp., Class A	121	2,719
News Corp., Class B	37	815
Omnicom Group, Inc.	65	4,759
ViacomCBS, Inc.	187	7,751
		154,331
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	452	16,448
Newmont Corp.	247	14,324
Nucor Corp.	92	10,815
		41,587
Multiline Retail - 0.7%
Dollar General Corp.	73	16,272
Dollar Tree, Inc.*	72	6,519
Target Corp.	153	37,788
		60,579
Multi-Utilities - 1.0%
Ameren Corp.	79	6,930
CenterPoint Energy, Inc.	179	4,491
CMS Energy Corp.	89	5,707
Consolidated Edison, Inc.	106	7,998
Dominion Energy, Inc.	249	19,382
DTE Energy Co.	59	7,100
NiSource, Inc.	121	2,983
Public Service Enterprise Group, Inc.	156	9,975
Sempra Energy	97	12,839
WEC Energy Group, Inc.	97	9,164
		86,569
Oil, Gas & Consumable Fuels - 3.1%
APA Corp.	117	2,279
Cabot Oil & Gas Corp.	123	1,955
Chevron Corp.	596	57,675
ConocoPhillips	417	23,156
Devon Energy Corp.	184	5,437
Diamondback Energy, Inc.	56	4,320
EOG Resources, Inc.	180	12,154
Exxon Mobil Corp.	1,307	71,258
Hess Corp.	85	5,844
Kinder Morgan, Inc.	600	9,762
Marathon Oil Corp.	243	2,855
Marathon Petroleum Corp.	197	11,676
Occidental Petroleum Corp.	260	6,679
ONEOK, Inc.	139	7,300
Phillips 66	135	9,597
Pioneer Natural Resources Co.	73	10,926
Valero Energy Corp.	126	8,355
Williams Cos., Inc. (The)	375	9,259
		260,487
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	72	24,515

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	690	46,133
Catalent, Inc.*	53	6,913
Eli Lilly & Co.	245	63,281
Johnson & Johnson	812	140,582
Merck & Co., Inc.	781	59,583
Organon & Co.	78	2,643
Perrigo Co. plc	41	1,679
Pfizer, Inc.	1,727	79,563
Viatris, Inc.	373	5,457
Zoetis, Inc.	146	29,866
		435,700
Professional Services - 0.6%
Equifax, Inc.	37	10,074
IHS Markit Ltd.	116	13,990
Jacobs Engineering Group, Inc.	41	5,533
Leidos Holdings, Inc.	41	4,022
Nielsen Holdings plc	111	2,382
Robert Half International, Inc.	35	3,619
Verisk Analytics, Inc.	50	10,088
		49,708
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	103	9,919

Road & Rail - 1.3%
CSX Corp.	699	22,738
JB Hunt Transport Services, Inc.	25	4,435
Kansas City Southern	28	7,859
Norfolk Southern Corp.	77	19,523
Old Dominion Freight Line, Inc.	29	8,373
Union Pacific Corp.	205	44,452
		107,380
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	19	3,854
AutoZone, Inc.*	6	9,295
Bath & Body Works, Inc.	73	4,926
Best Buy Co., Inc.	69	8,039
CarMax, Inc.*	51	6,386
Gap, Inc. (The)	64	1,711
Home Depot, Inc. (The)	328	106,987
Lowe's Cos., Inc.	218	44,448
O'Reilly Automotive, Inc.*	21	12,475
Ross Stores, Inc.	110	13,024
TJX Cos., Inc. (The)	372	27,052
Tractor Supply Co.	35	6,799
Ulta Beauty, Inc.*	16	6,197
		251,193
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	108	2,017
NIKE, Inc., Class B	394	64,908
PVH Corp.*	23	2,410
Ralph Lauren Corp.	15	1,742
Tapestry, Inc.*	86	3,467
Under Armour, Inc., Class A*	58	1,342
Under Armour, Inc., Class C*	61	1,224
VF Corp.	99	7,571
		84,681
Tobacco - 0.9%
Altria Group, Inc.	571	28,681
Philip Morris International, Inc.	481	49,543
		78,224
Trading Companies & Distributors - 0.3%
Fastenal Co.	177	9,886
United Rentals, Inc.*	22	7,758
WW Grainger, Inc.	13	5,638
		23,282
Water Utilities - 0.1%
American Water Works Co., Inc.	56	10,206

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	180	24,664

TOTAL COMMON STOCKS (Cost $8,107,275)		8,495,203

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $1,280)	1,280	1,280

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(b)

REPURCHASE AGREEMENTS(d) - 0.0%(b)
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $1,785
(Cost $1,785)	1,785	1,785

Total Investments - 99.8% (Cost $8,110,340)		8,498,268
Other assets less liabilities - 0.2%		15,437
Net Assets - 100.0%		8,513,705

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $54,926, collateralized in the form of cash with a value of $1,280 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $55,121 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $56,401.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $1,280.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P MidCap 400® Dividend Aristocrats ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Banks - 11.2%
Bank OZK	457,511	19,412,192
Commerce Bancshares, Inc.(a)	259,872	18,378,148
Cullen/Frost Bankers, Inc.	179,727	20,528,418
Prosperity Bancshares, Inc.	273,103	19,084,437
UMB Financial Corp.	214,729	19,664,882
United Bankshares, Inc.	544,370	19,776,962
		116,845,039
Building Products - 1.9%
Carlisle Cos., Inc.	93,488	19,701,661

Capital Markets - 3.8%
FactSet Research Systems, Inc.	54,068	20,557,735
SEI Investments Co.	307,014	19,283,549
		39,841,284
Chemicals - 3.5%
RPM International, Inc.	211,709	17,421,533
Sensient Technologies Corp.	218,169	18,947,978
		36,369,511
Commercial Services & Supplies - 3.5%
Healthcare Services Group, Inc.	700,431	18,323,275
MSA Safety, Inc.	114,679	18,674,328
		36,997,603
Containers & Packaging - 5.6%
AptarGroup, Inc.	137,013	18,469,352
Silgan Holdings, Inc.	478,136	20,287,311
Sonoco Products Co.	299,766	19,574,720
		58,331,383
Electric Utilities - 1.9%
OGE Energy Corp.	555,056	19,654,533

Electrical Equipment - 3.9%
Hubbell, Inc.	95,491	19,681,650
Regal Beloit Corp.	140,486	20,991,418
		40,673,068
Equity Real Estate Investment Trusts (REITs) - 3.3%
National Retail Properties, Inc.	376,795	17,939,210
Omega Healthcare Investors, Inc.	498,705	16,721,579
		34,660,789
Food & Staples Retailing - 1.9%
Casey's General Stores, Inc.	95,652	19,566,573

Food Products - 5.1%
Flowers Foods, Inc.	786,621	18,981,165
Lancaster Colony Corp.	94,232	16,701,680
Tootsie Roll Industries, Inc.(a)	544,054	17,219,309
		52,902,154
Gas Utilities - 10.5%
National Fuel Gas Co.	365,007	18,911,013
New Jersey Resources Corp.	475,214	17,744,491
ONE Gas, Inc.	252,487	18,133,616
Southwest Gas Holdings, Inc.	263,948	18,558,184
Spire, Inc.	265,374	17,700,446
UGI Corp.	404,472	18,731,098
		109,778,848
Insurance - 13.1%
American Financial Group, Inc.	148,251	20,449,743
Brown & Brown, Inc.	343,448	19,937,156
Hanover Insurance Group, Inc. (The)	140,825	19,899,981
Mercury General Corp.	303,767	18,137,927
Old Republic International Corp.	765,021	19,890,546
RenaissanceRe Holdings Ltd.	125,008	19,592,504
RLI Corp.	175,868	19,210,062
		137,117,919
Leisure Products - 1.6%
Polaris, Inc.	139,073	16,655,383

Machinery - 9.1%
Donaldson Co., Inc.	286,823	19,432,258
Graco, Inc.	243,559	19,099,897
Lincoln Electric Holdings, Inc.	137,345	19,174,735
Nordson Corp.	82,965	19,795,449
Toro Co. (The)	166,102	18,261,254
		95,763,593
Media - 1.8%
John Wiley & Sons, Inc., Class A	334,047	19,408,131

Metals & Mining - 1.7%
Royal Gold, Inc.	160,297	17,845,865

Multi-Utilities - 5.5%
Black Hills Corp.	275,888	19,403,203
MDU Resources Group, Inc.	593,528	19,093,796
NorthWestern Corp.	296,341	18,847,287
		57,344,286
Personal Products - 1.7%
Nu Skin Enterprises, Inc., Class A	351,931	17,814,747

Road & Rail - 1.9%
Ryder System, Inc.	254,278	20,212,558

Specialty Retail - 2.1%
Williams-Sonoma, Inc.	118,849	22,189,108

Trading Companies & Distributors - 1.7%
MSC Industrial Direct Co., Inc., Class A	215,921	18,182,708

Water Utilities - 1.8%
Essential Utilities, Inc.	384,000	19,057,920

Wireless Telecommunication Services - 1.6%
Telephone and Data Systems, Inc.	815,844	16,577,950

TOTAL COMMON STOCKS (Cost $846,298,765)		1,043,492,614

SECURITIES LENDING REINVESTMENTS(b) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $19,500)	19,500	19,500

S&P MidCap 400® Dividend Aristocrats ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $1,195,523
(Cost $1,195,522)	1,195,522	1,195,522

Total Investments - 99.8% (Cost $847,513,787)		1,044,707,636
Other assets less liabilities - 0.2%		1,599,600
Net Assets - 100.0%		1,046,307,236

(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $53,148, collateralized in the form of cash with a value of $19,500 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $34,924 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $54,424.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $19,500.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P Technology Dividend Aristocrats ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Communications Equipment - 5.8%
Cisco Systems, Inc.	54,192	3,198,412
Motorola Solutions, Inc.	13,307	3,249,835
		6,448,247
Electronic Equipment, Instruments & Components - 22.5%
Amphenol Corp., Class A	41,621	3,189,417
Avnet, Inc.	72,564	2,935,939
Badger Meter, Inc.	29,619	3,171,899
CDW Corp.	16,475	3,305,050
Corning, Inc.	71,460	2,857,685
Littelfuse, Inc.	11,665	3,329,191
National Instruments Corp.	69,062	2,888,173
TE Connectivity Ltd.	20,966	3,149,513
		24,826,867
Entertainment - 2.4%
Activision Blizzard, Inc.	32,030	2,638,311

Internet & Direct Marketing Retail - 2.5%
PetMed Express, Inc.(a)	99,996	2,753,890

IT Services - 26.9%
Accenture plc, Class A	9,303	3,131,018
Automatic Data Processing, Inc.	14,279	2,984,882
Broadridge Financial Solutions, Inc.	17,207	2,963,389
Cass Information Systems, Inc.	71,498	3,223,130
CSG Systems International, Inc.	63,446	3,058,732
International Business Machines Corp.	20,662	2,899,705
Jack Henry & Associates, Inc.	16,866	2,974,825
Mastercard, Inc., Class A	7,681	2,659,393
Paychex, Inc.	26,216	3,000,945
Visa, Inc., Class A(a)	11,981	2,744,847
		29,640,866
Semiconductors & Semiconductor Equipment - 19.9%
Analog Devices, Inc.	17,719	2,887,311
Broadcom, Inc.	6,094	3,029,998
KLA Corp.	9,216	3,133,071
Microchip Technology, Inc.	20,759	3,266,636
Power Integrations, Inc.	34,557	3,754,272
QUALCOMM, Inc.	20,540	3,013,013
Texas Instruments, Inc.	15,036	2,870,523
		21,954,824
Software - 8.4%
Intuit, Inc.	5,676	3,213,240
Microsoft Corp.	10,376	3,132,307
Oracle Corp.	32,553	2,901,449
		9,246,996
Technology Hardware, Storage & Peripherals - 11.4%
Apple, Inc.	20,084	3,049,354
Hewlett Packard Enterprise Co.	205,190	3,172,237
HP, Inc.	102,378	3,044,722
NetApp, Inc.	37,292	3,316,378
		12,582,691
TOTAL COMMON STOCKS (Cost $85,669,137)		110,092,692

SECURITIES LENDING REINVESTMENTS(b) - 2.6%

INVESTMENT COMPANIES - 2.6%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $2,838,818)	2,838,818	2,838,818

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $91,213
(Cost $91,211)	91,211	91,211

Total Investments - 102.5% (Cost $88,599,166)		113,022,721
Liabilities in excess of other assets - (2.5%)		(2,756,631)
Net Assets - 100.0%		110,266,090

(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $5,135,703, collateralized in the form of cash with a value of $2,838,818 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,540,879 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from September 30, 2021 – August 15, 2050. The total value of collateral is $5,379,697.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $2,838,818.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 71.5%

Arab Republic of Egypt 5.75%, 5/29/2024(a)	200,000	212,942
Dominican Republic Government Bond 5.50%, 1/27/2025(a)	100,000	109,451
Export-Import Bank of India 4.00%, 1/14/2023(a)	200,000	207,955
Federative Republic of Brazil 8.88%, 4/15/2024	70,000	86,013
6.00%, 4/7/2026	200,000	233,002
Hungary Government Bond 5.38%, 2/21/2023	130,000	139,412
5.38%, 3/25/2024	14,000	15,664
Kingdom of Bahrain 7.00%, 1/26/2026(a)	200,000	223,718
Kingdom of Saudi Arabia 4.00%, 4/17/2025(a)	200,000	220,036
People's Republic of China 3.25%, 10/19/2023(a)	200,000	212,251
Perusahaan Penerbit SBSN Indonesia III 4.33%, 5/28/2025(a)	200,000	222,390
Republic of Colombia 2.63%, 3/15/2023	200,000	203,342
Republic of Croatia 5.50%, 4/4/2023(a)	200,000	215,339
Republic of Indonesia 4.45%, 2/11/2024	200,000	217,966
4.13%, 1/15/2025(a)	200,000	220,370
Republic of Panama 7.13%, 1/29/2026	100,000	123,752
Republic of Peru 7.35%, 7/21/2025	100,000	122,150
Republic of Poland 4.00%, 1/22/2024	100,000	108,378
3.25%, 4/6/2026	40,000	44,080
Republic of South Africa 5.88%, 9/16/2025	200,000	225,768
Republic of Turkey 7.25%, 12/23/2023	200,000	216,342
7.38%, 2/5/2025	150,000	163,767
4.25%, 3/13/2025	200,000	198,656
Romania Government Bond 4.38%, 8/22/2023(a)	80,000	85,741
Russian Federation 4.88%, 9/16/2023(a)	200,000	216,756
Sri Lanka Government Bond 6.13%, 6/3/2025(a)	200,000	132,000
State of Qatar 3.88%, 4/23/2023(a)	200,000	211,224
Ukraine Government Bond 7.75%, 9/1/2023(a)	100,000	107,530
7.75%, 9/1/2024(a)	100,000	109,772
United Arab Emirates Government Bond 2.13%, 9/30/2024(a)	200,000	208,566
United Mexican States 4.00%, 10/2/2023	14,000	15,042
3.60%, 1/30/2025	200,000	218,848
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $5,113,261)		5,248,223

CORPORATE BONDS - 26.7%

Banks - 7.7%
Banco do Brasil SA 3.88%, 10/10/2022	200,000	205,602
International Bank of Azerbaijan OJSC 3.50%, 9/1/2024(a)	150,000	150,750
QNB Finance Ltd. 2.63%, 5/12/2025(a)	200,000	209,225
		565,577
Chemicals - 3.0%
OCP SA 5.63%, 4/25/2024(a)	200,000	219,074

Diversified Financial Services - 3.1%
Gazprom PJSC 5.15%, 2/11/2026(a)	200,000	224,739

Electrical Equipment - 1.6%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024(a)	100,000	120,461

Oil, Gas & Consumable Fuels - 11.3%
Ecopetrol SA 5.88%, 9/18/2023	25,000	26,939
KazMunayGas National Co. JSC 4.75%, 4/24/2025(a)	200,000	222,404
Petrobras Global Finance BV 5.30%, 1/27/2025	100,000	112,375
Petroleos Mexicanos 3.50%, 1/30/2023	100,000	101,650
6.88%, 10/16/2025(a)	42,000	46,089
Sinopec Group Overseas Development 2015 Ltd. 3.25%, 4/28/2025(a)	300,000	321,581
		831,038
TOTAL CORPORATE BONDS (Cost $1,927,789)		1,960,889

SHORT-TERM INVESTMENTS - 1.0%

REPURCHASE AGREEMENTS(b) - 1.0%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $73,428
(Cost $73,428)	73,428	73,428

Short Term USD Emerging Markets Bond ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Total Investments - 99.2% (Cost $7,114,478)		7,282,540
Other assets less liabilities - 0.8%		56,731
Net Assets - 100.0%		7,339,271

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of August 31, 2021:

Indonesia	9.0%
Brazil	8.7%
Turkey	7.9%
China	7.3%
Russia	6.0%
Qatar	5.7%
Mexico	5.2%
Colombia	3.1%
South Africa	3.1%
Bahrain	3.0%
Kazakhstan	3.0%
Saudi Arabia	3.0%
Morocco	3.0%
Ukraine	3.0%
Croatia	2.9%
Egypt	2.9%
United Arab Emirates	2.8%
India	2.8%
Hungary	2.1%
Poland	2.1%
Azerbaijan	2.1%
Sri Lanka	1.8%
Panama	1.7%
Peru	1.7%
Philippines	1.6%
Dominican Republic	1.5%
Romania	1.2%
Other[a]	1.8%
100.0%

a	Includes any non fixed-income securities and net other assets (liabilities).

ProShares Trust

Notes to Schedules of portfolio investments

august 31, 2021 (unaudited)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2021, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 0.05%, dated 08/31/2021 due 09/01/2021 (a)	Barclays Capital, Inc., 0.02%, dated 08/31/2021 due 09/01/2021 (b)	Barclays Capital, Inc., 0.04%, dated 08/31/2021 due 09/01/2021 (c)	BNP Paribas Securities Corp., 0.05%, dated 08/31/2021 due 09/01/2021 (d)	ING Financial Markets LLC, 0.05%, dated 08/31/2021 due 09/01/2021 (e)	Total
Decline of the Retail Store ETF	$890,997	$161,999	$1,291,756	$2,996,986	$1,433,692	$6,775,430
DJ Brookfield Global Infrastructure ETF	55,845	10,153	80,962	187,839	89,858	424,657
Equities for Rising Rates ETF	801	146	1,163	2,697	1,289	6,096
Global Listed Private Equity ETF	10,391	1,889	15,065	34,953	16,721	79,019
Hedge Replication ETF	226,418	41,167	328,258	761,587	364,328	1,721,758
High Yield-Interest Rate Hedged	758,042	137,826	1,099,002	2,549,781	1,219,759	5,764,410
Inflation Expectations ETF	1,340,348	243,700	1,943,223	4,508,446	2,156,742	10,192,459
Investment Grade — Interest Rate Hedged	1,604,762	291,775	2,326,566	5,397,837	2,582,210	12,203,150
Large Cap Core Plus	2,228,369	405,158	3,230,666	7,495,426	3,585,649	16,945,268
Long Online/Short Stores ETF	264,477	48,087	383,436	889,603	425,566	2,011,169
Managed Futures Strategy ETF	777,696	141,399	1,127,495	2,615,886	1,251,384	5,913,860
Merger ETF	289,025	52,550	419,025	972,177	465,068	2,197,845
Morningstar Alternatives Solution ETF	1,832	333	2,656	6,163	2,948	13,932
MSCI EAFE Dividend Growers ETF	40,684	7,397	58,983	136,846	65,464	309,374
MSCI Europe Dividend Growers ETF	4,767	867	6,911	16,035	7,670	36,250
MSCI Transformational Changes ETF	15,937	2,898	23,105	53,605	25,643	121,188
Nasdaq-100 Dorsey Wright Momentum ETF	2,742	499	3,975	9,224	4,412	20,852
Online Retail ETF	238,015	43,275	345,072	800,596	382,987	1,809,945
Pet Care ETF	90,252	16,409	130,847	303,575	145,224	686,307
RAFITM Long/Short	171,974	31,268	249,327	578,462	276,723	1,307,754
Russell 2000 Dividend Growers ETF	96,486	17,543	139,884	324,544	155,255	733,712
Russell U.S. Dividend Growers ETF	1,172	213	1,698	3,941	1,885	8,909
S&P 500® Bond ETF	52,507	9,547	76,124	176,614	84,488	399,280
S&P 500® Dividend Aristocrats ETF	373,246	67,863	541,127	1,255,463	600,587	2,838,286
S&P 500® Ex-Energy ETF	3,194	581	4,629	10,742	5,138	24,284
S&P 500® Ex-Financials ETF	857	156	1,244	2,886	1,381	6,524
S&P 500® Ex-Health Care ETF	1,274	231	1,846	4,281	2,048	9,680
S&P 500® Ex-Technology ETF	235	43	341	788	378	1,785
S&P MidCap 400® Dividend Aristocrats ETF	157,216	28,585	227,930	528,817	252,974	1,195,522
S&P Technology Dividend Aristocrats ETF	11,995	2,181	17,388	40,346	19,301	91,211
Short Term USD Emerging Markets Bond ETF	9,656	1,756	13,999	32,480	15,537	73,428
	$9,721,212	$1,767,494	$14,093,703	$32,698,626	$15,642,309	$73,923,344

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2021 as follows:

(a) U.S. Treasury Notes, 0.75% to 1.13%, due 8/31/2026 to 8/31/2028, which had an aggregate value at the Trust level of $561,000,120.

(b) U.S. Treasury Bonds, 1.63%, due 11/15/2050; U.S. Treasury Notes, 1.25%, due 6/30/2028, which had an aggregate value at the Trust level of $102,000,010.

(c) U.S. Treasury Bonds, 0% to 3.63%, due 8/15/2024 to 2/15/2051; U.S. Treasury Notes, 0.13% to 0.88%, due 1/15/2022 to 7/15/2031, which had an aggregate value at the Trust level of $813,331,680.

(d) U.S. Treasury Bills, 0%, due 9/14/2021 to 2/24/2022; U.S. Treasury Bonds, 0% to 6.88%, due 1/15/2025 to 5/15/2051; U.S. Treasury Notes, 0.13% to 2.88%, due 1/31/2022 to 1/15/2031, which had an aggregate value at the Trust level of $1,887,000,000.

(e) Federal Farm Credit Bank, 0.08% to 3.10%, due 11/16/2021 to 1/4/2035; Federal Home Loan Bank, 0.11% to 2.75%, due 12/20/2021 to 3/5/2026; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 5/5/2023 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 1/5/2022 to 11/15/2030; U.S. Treasury Bills, 0%, due 10/14/2021 to 2/24/2022; U.S. Treasury Bonds, 1.13% to 2.75%, due 5/15/2040 to 2/15/2044; U.S. Treasury Notes, 0.13% to 2.88%, due 4/15/2022 to 5/15/2029, which had an aggregate value at the Trust level of $902,701,575.